Total Bond Market Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (65.7%)
U.S. Government Securities (44.7%)
United States Treasury Note/Bond	0.625%	10/15/24	7,830	7,452
United States Treasury Note/Bond	1.500%	10/31/24	9,070	8,697
United States Treasury Note/Bond	2.250%	10/31/24	5,980	5,781
United States Treasury Note/Bond	4.375%	10/31/24	6,766	6,689
United States Treasury Note/Bond	0.750%	11/15/24	9,540	9,058
United States Treasury Note/Bond	2.250%	11/15/24	12,681	12,245
United States Treasury Note/Bond	7.500%	11/15/24	609	622
United States Treasury Note/Bond	1.500%	11/30/24	7,847	7,505
United States Treasury Note/Bond	2.125%	11/30/24	9,554	9,202
United States Treasury Note/Bond	4.500%	11/30/24	7,381	7,305
United States Treasury Note/Bond	1.000%	12/15/24	72	68
United States Treasury Note/Bond	1.750%	12/31/24	9,765	9,341
United States Treasury Note/Bond	2.250%	12/31/24	5,095	4,905
United States Treasury Note/Bond	4.250%	12/31/24	1,300	1,282
United States Treasury Note/Bond	1.125%	1/15/25	10,365	9,824
United States Treasury Note/Bond	1.375%	1/31/25	4,405	4,182
United States Treasury Note/Bond	2.500%	1/31/25	5,590	5,386
United States Treasury Note/Bond	1.500%	2/15/25	6,240	5,926
United States Treasury Note/Bond	2.000%	2/15/25	8,624	8,246
United States Treasury Note/Bond	1.125%	2/28/25	10,386	9,800
United States Treasury Note/Bond	2.750%	2/28/25	2,513	2,426
United States Treasury Note/Bond	4.625%	2/28/25	375	372
United States Treasury Note/Bond	1.750%	3/15/25	7,025	6,679
United States Treasury Note/Bond	0.500%	3/31/25	13,674	12,742
United States Treasury Note/Bond	2.625%	3/31/25	1,961	1,886
United States Treasury Note/Bond	3.875%	3/31/25	1,782	1,746
United States Treasury Note/Bond	2.625%	4/15/25	10,291	9,895
United States Treasury Note/Bond	0.375%	4/30/25	5,094	4,722
United States Treasury Note/Bond	2.875%	4/30/25	4,060	3,915
United States Treasury Note/Bond	3.875%	4/30/25	7,911	7,748
United States Treasury Note/Bond	2.125%	5/15/25	8,935	8,508
United States Treasury Note/Bond	2.750%	5/15/25	5,755	5,536
United States Treasury Note/Bond	0.250%	5/31/25	9,593	8,844
United States Treasury Note/Bond	2.875%	5/31/25	6,350	6,115
United States Treasury Note/Bond	4.250%	5/31/25	7,441	7,329
United States Treasury Note/Bond	2.875%	6/15/25	11,785	11,343
United States Treasury Note/Bond	0.250%	6/30/25	9,064	8,329
United States Treasury Note/Bond	2.750%	6/30/25	4,880	4,685
United States Treasury Note/Bond	4.625%	6/30/25	8,596	8,522
United States Treasury Note/Bond	3.000%	7/15/25	4,590	4,422
United States Treasury Note/Bond	0.250%	7/31/25	8,797	8,053
United States Treasury Note/Bond	2.875%	7/31/25	5,105	4,904

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	4.750%	7/31/25	7,248	7,199
United States Treasury Note/Bond	2.000%	8/15/25	23,280	21,989
United States Treasury Note/Bond	3.125%	8/15/25	2,294	2,213
United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,141
United States Treasury Note/Bond	0.250%	8/31/25	6,080	5,546
United States Treasury Note/Bond	2.750%	8/31/25	4,085	3,910
United States Treasury Note/Bond	5.000%	8/31/25	7,531	7,516
United States Treasury Note/Bond	3.500%	9/15/25	4,500	4,368
United States Treasury Note/Bond	0.250%	9/30/25	5,675	5,163
United States Treasury Note/Bond	5.000%	9/30/25	1,124	1,122
United States Treasury Note/Bond	4.250%	10/15/25	8,390	8,258
United States Treasury Note/Bond	0.250%	10/31/25	7,765	7,038
United States Treasury Note/Bond	3.000%	10/31/25	4,015	3,854
United States Treasury Note/Bond	2.250%	11/15/25	10,421	9,845
United States Treasury Note/Bond	4.500%	11/15/25	7,088	7,013
United States Treasury Note/Bond	0.375%	11/30/25	9,330	8,451
United States Treasury Note/Bond	2.875%	11/30/25	6,285	6,010
United States Treasury Note/Bond	4.000%	12/15/25	10,225	10,011
United States Treasury Note/Bond	0.375%	12/31/25	9,293	8,399
United States Treasury Note/Bond	2.625%	12/31/25	4,165	3,958
United States Treasury Note/Bond	3.875%	1/15/26	6,775	6,614
United States Treasury Note/Bond	0.375%	1/31/26	11,120	10,008
United States Treasury Note/Bond	2.625%	1/31/26	4,700	4,459
United States Treasury Note/Bond	1.625%	2/15/26	9,136	8,462
United States Treasury Note/Bond	4.000%	2/15/26	6,868	6,722
United States Treasury Note/Bond	0.500%	2/28/26	8,501	7,652
United States Treasury Note/Bond	2.500%	2/28/26	3,700	3,498
United States Treasury Note/Bond	4.625%	3/15/26	10,515	10,441
United States Treasury Note/Bond	0.750%	3/31/26	8,152	7,370
United States Treasury Note/Bond	2.250%	3/31/26	6,250	5,864
United States Treasury Note/Bond	3.750%	4/15/26	6,220	6,049
United States Treasury Note/Bond	0.750%	4/30/26	9,777	8,807
United States Treasury Note/Bond	2.375%	4/30/26	4,780	4,490
United States Treasury Note/Bond	1.625%	5/15/26	10,789	9,929
United States Treasury Note/Bond	3.625%	5/15/26	7,086	6,869
United States Treasury Note/Bond	0.750%	5/31/26	11,025	9,898
United States Treasury Note/Bond	2.125%	5/31/26	4,595	4,282
United States Treasury Note/Bond	4.125%	6/15/26	6,563	6,441
United States Treasury Note/Bond	0.875%	6/30/26	3,977	3,578
United States Treasury Note/Bond	1.875%	6/30/26	3,535	3,270
United States Treasury Note/Bond	4.500%	7/15/26	5,457	5,407
United States Treasury Note/Bond	0.625%	7/31/26	9,800	8,722
United States Treasury Note/Bond	1.875%	7/31/26	6,966	6,426
United States Treasury Note/Bond	1.500%	8/15/26	10,068	9,178
United States Treasury Note/Bond	4.375%	8/15/26	12,028	11,878
United States Treasury Note/Bond	6.750%	8/15/26	630	660
United States Treasury Note/Bond	0.750%	8/31/26	12,214	10,876
United States Treasury Note/Bond	1.375%	8/31/26	3,100	2,812
United States Treasury Note/Bond	4.625%	9/15/26	5,800	5,771
United States Treasury Note/Bond	0.875%	9/30/26	2,340	2,088
United States Treasury Note/Bond	1.625%	9/30/26	1,615	1,474
United States Treasury Note/Bond	1.125%	10/31/26	9,930	8,897
United States Treasury Note/Bond	1.625%	10/31/26	6,275	5,708
United States Treasury Note/Bond	2.000%	11/15/26	11,221	10,320
United States Treasury Note/Bond	6.500%	11/15/26	765	800
United States Treasury Note/Bond	1.250%	11/30/26	10,220	9,169
United States Treasury Note/Bond	1.625%	11/30/26	5,070	4,603
United States Treasury Note/Bond	1.250%	12/31/26	9,191	8,233

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.750%	12/31/26	4,983	4,535
United States Treasury Note/Bond	1.500%	1/31/27	7,454	6,711
United States Treasury Note/Bond	2.250%	2/15/27	6,372	5,880
United States Treasury Note/Bond	6.625%	2/15/27	65	69
United States Treasury Note/Bond	1.125%	2/28/27	3,143	2,789
United States Treasury Note/Bond	1.875%	2/28/27	8,238	7,498
United States Treasury Note/Bond	0.625%	3/31/27	5,063	4,398
United States Treasury Note/Bond	2.500%	3/31/27	3,855	3,580
United States Treasury Note/Bond	0.500%	4/30/27	4,290	3,699
United States Treasury Note/Bond	2.750%	4/30/27	5,620	5,256
United States Treasury Note/Bond	2.375%	5/15/27	10,931	10,081
United States Treasury Note/Bond	0.500%	5/31/27	6,605	5,674
United States Treasury Note/Bond	2.625%	5/31/27	8,160	7,586
United States Treasury Note/Bond	0.500%	6/30/27	7,990	6,844
United States Treasury Note/Bond	3.250%	6/30/27	9,864	9,371
United States Treasury Note/Bond	0.375%	7/31/27	8,560	7,271
United States Treasury Note/Bond	2.750%	7/31/27	9,284	8,649
United States Treasury Note/Bond	2.250%	8/15/27	8,422	7,697
United States Treasury Note/Bond	6.375%	8/15/27	185	195
United States Treasury Note/Bond	0.500%	8/31/27	7,825	6,659
United States Treasury Note/Bond	3.125%	8/31/27	7,888	7,444
United States Treasury Note/Bond	0.375%	9/30/27	7,875	6,647
United States Treasury Note/Bond	4.125%	9/30/27	7,865	7,700
United States Treasury Note/Bond	0.500%	10/31/27	11,115	9,401
United States Treasury Note/Bond	4.125%	10/31/27	8,761	8,575
United States Treasury Note/Bond	2.250%	11/15/27	8,402	7,640
United States Treasury Note/Bond	6.125%	11/15/27	6,089	6,402
United States Treasury Note/Bond	0.625%	11/30/27	8,128	6,891
United States Treasury Note/Bond	3.875%	11/30/27	11,760	11,400
United States Treasury Note/Bond	0.625%	12/31/27	15,399	13,022
United States Treasury Note/Bond	3.875%	12/31/27	6,060	5,874
United States Treasury Note/Bond	0.750%	1/31/28	13,653	11,575
United States Treasury Note/Bond	3.500%	1/31/28	6,600	6,301
United States Treasury Note/Bond	2.750%	2/15/28	8,180	7,564
United States Treasury Note/Bond	1.125%	2/29/28	11,393	9,802
United States Treasury Note/Bond	4.000%	2/29/28	472	460
United States Treasury Note/Bond	1.250%	3/31/28	11,817	10,200
United States Treasury Note/Bond	3.625%	3/31/28	6,971	6,683
United States Treasury Note/Bond	1.250%	4/30/28	10,814	9,310
United States Treasury Note/Bond	3.500%	4/30/28	6,703	6,389
United States Treasury Note/Bond	2.875%	5/15/28	12,080	11,192
United States Treasury Note/Bond	1.250%	5/31/28	10,615	9,114
United States Treasury Note/Bond	3.625%	5/31/28	8,468	8,117
United States Treasury Note/Bond	1.250%	6/30/28	9,941	8,512
United States Treasury Note/Bond	4.000%	6/30/28	2,507	2,440
United States Treasury Note/Bond	1.000%	7/31/28	11,480	9,683
United States Treasury Note/Bond	4.125%	7/31/28	6,769	6,623
United States Treasury Note/Bond	2.875%	8/15/28	11,632	10,740
United States Treasury Note/Bond	5.500%	8/15/28	325	336
United States Treasury Note/Bond	1.125%	8/31/28	10,610	8,985
United States Treasury Note/Bond	4.375%	8/31/28	8,667	8,580
United States Treasury Note/Bond	1.250%	9/30/28	11,767	9,999
United States Treasury Note/Bond	4.625%	9/30/28	9,630	9,634
United States Treasury Note/Bond	1.375%	10/31/28	10,725	9,150
United States Treasury Note/Bond	3.125%	11/15/28	11,328	10,547
United States Treasury Note/Bond	5.250%	11/15/28	1,655	1,696
United States Treasury Note/Bond	1.500%	11/30/28	9,995	8,564
United States Treasury Note/Bond	1.375%	12/31/28	8,890	7,550

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.750%	1/31/29	8,040	6,948
United States Treasury Note/Bond	2.625%	2/15/29	10,133	9,166
United States Treasury Note/Bond	1.875%	2/28/29	8,640	7,503
United States Treasury Note/Bond	2.375%	3/31/29	11,645	10,366
United States Treasury Note/Bond	2.875%	4/30/29	7,750	7,077
United States Treasury Note/Bond	2.375%	5/15/29	9,195	8,170
United States Treasury Note/Bond	2.750%	5/31/29	6,730	6,097
United States Treasury Note/Bond	3.250%	6/30/29	7,145	6,639
United States Treasury Note/Bond	2.625%	7/31/29	8,050	7,224
United States Treasury Note/Bond	1.625%	8/15/29	4,730	4,013
United States Treasury Note/Bond	3.125%	8/31/29	5,835	5,377
United States Treasury Note/Bond	3.875%	9/30/29	4,525	4,341
United States Treasury Note/Bond	4.000%	10/31/29	5,925	5,719
United States Treasury Note/Bond	1.750%	11/15/29	2,541	2,161
United States Treasury Note/Bond	3.875%	11/30/29	8,703	8,341
United States Treasury Note/Bond	3.875%	12/31/29	4,879	4,674
United States Treasury Note/Bond	3.500%	1/31/30	3,830	3,590
United States Treasury Note/Bond	1.500%	2/15/30	7,154	5,930
United States Treasury Note/Bond	4.000%	2/28/30	3,040	2,932
United States Treasury Note/Bond	3.625%	3/31/30	4,725	4,458
United States Treasury Note/Bond	3.500%	4/30/30	5,295	4,956
United States Treasury Note/Bond	0.625%	5/15/30	14,554	11,263
United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,470
United States Treasury Note/Bond	3.750%	5/31/30	8,230	7,813
United States Treasury Note/Bond	3.750%	6/30/30	4,600	4,366
United States Treasury Note/Bond	4.000%	7/31/30	6,044	5,823
United States Treasury Note/Bond	0.625%	8/15/30	18,852	14,466
United States Treasury Note/Bond	4.125%	8/31/30	5,681	5,512
United States Treasury Note/Bond	4.625%	9/30/30	7,020	7,023
United States Treasury Note/Bond	0.875%	11/15/30	17,961	13,970
United States Treasury Note/Bond	1.125%	2/15/31	17,535	13,825
United States Treasury Note/Bond	5.375%	2/15/31	1,540	1,610
United States Treasury Note/Bond	1.625%	5/15/31	19,034	15,450
United States Treasury Note/Bond	1.250%	8/15/31	20,157	15,754
United States Treasury Note/Bond	1.375%	11/15/31	22,353	17,519
United States Treasury Note/Bond	1.875%	2/15/32	20,883	16,961
United States Treasury Note/Bond	2.875%	5/15/32	18,654	16,375
United States Treasury Note/Bond	2.750%	8/15/32	17,860	15,466
United States Treasury Note/Bond	4.125%	11/15/32	18,909	18,239
United States Treasury Note/Bond	3.500%	2/15/33	20,793	19,084
United States Treasury Note/Bond	3.375%	5/15/33	19,113	17,339
United States Treasury Note/Bond	3.875%	8/15/33	16,065	15,181
United States Treasury Note/Bond	4.500%	2/15/36	1,200	1,196
United States Treasury Note/Bond	5.000%	5/15/37	2,270	2,355
United States Treasury Note/Bond	4.375%	2/15/38	1,200	1,162
United States Treasury Note/Bond	4.500%	5/15/38	1,059	1,035
United States Treasury Note/Bond	3.500%	2/15/39	1,320	1,140
United States Treasury Note/Bond	4.250%	5/15/39	2,247	2,117
United States Treasury Note/Bond	4.500%	8/15/39	2,216	2,145
United States Treasury Note/Bond	4.375%	11/15/39	1,742	1,657
United States Treasury Note/Bond	4.625%	2/15/40	1,300	1,272
United States Treasury Note/Bond	1.125%	5/15/40	6,810	3,905
United States Treasury Note/Bond	4.375%	5/15/40	1,875	1,777
United States Treasury Note/Bond	1.125%	8/15/40	8,405	4,772
United States Treasury Note/Bond	3.875%	8/15/40	2,515	2,231
United States Treasury Note/Bond	1.375%	11/15/40	10,129	5,987
United States Treasury Note/Bond	4.250%	11/15/40	2,195	2,040
United States Treasury Note/Bond	1.875%	2/15/41	12,303	7,935

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	4.750%	2/15/41	2,556	2,527
United States Treasury Note/Bond	2.250%	5/15/41	10,495	7,198
United States Treasury Note/Bond	4.375%	5/15/41	1,904	1,794
United States Treasury Note/Bond	1.750%	8/15/41	13,741	8,554
United States Treasury Note/Bond	3.750%	8/15/41	2,140	1,851
United States Treasury Note/Bond	2.000%	11/15/41	11,218	7,278
United States Treasury Note/Bond	3.125%	11/15/41	2,701	2,123
United States Treasury Note/Bond	2.375%	2/15/42	9,361	6,469
United States Treasury Note/Bond	3.125%	2/15/42	2,081	1,630
United States Treasury Note/Bond	3.000%	5/15/42	1,720	1,316
United States Treasury Note/Bond	3.250%	5/15/42	7,780	6,201
United States Treasury Note/Bond	2.750%	8/15/42	2,895	2,120
United States Treasury Note/Bond	3.375%	8/15/42	4,297	3,484
United States Treasury Note/Bond	2.750%	11/15/42	4,646	3,389
United States Treasury Note/Bond	4.000%	11/15/42	4,867	4,321
United States Treasury Note/Bond	3.125%	2/15/43	3,880	3,002
United States Treasury Note/Bond	3.875%	2/15/43	5,624	4,895
United States Treasury Note/Bond	2.875%	5/15/43	2,235	1,655
United States Treasury Note/Bond	3.875%	5/15/43	7,986	6,944
United States Treasury Note/Bond	3.625%	8/15/43	4,680	3,903
United States Treasury Note/Bond	4.375%	8/15/43	2,170	2,026
United States Treasury Note/Bond	3.750%	11/15/43	1,009	856
United States Treasury Note/Bond	3.625%	2/15/44	5,452	4,532
United States Treasury Note/Bond	3.375%	5/15/44	5,999	4,785
United States Treasury Note/Bond	3.125%	8/15/44	7,221	5,515
United States Treasury Note/Bond	3.000%	11/15/44	6,702	5,000
United States Treasury Note/Bond	2.500%	2/15/45	8,120	5,514
United States Treasury Note/Bond	3.000%	5/15/45	5,152	3,824
United States Treasury Note/Bond	2.875%	8/15/45	4,991	3,613
United States Treasury Note/Bond	3.000%	11/15/45	1,914	1,415
United States Treasury Note/Bond	2.500%	2/15/46	4,765	3,196
United States Treasury Note/Bond	2.500%	5/15/46	5,456	3,653
United States Treasury Note/Bond	2.250%	8/15/46	6,111	3,872
United States Treasury Note/Bond	2.875%	11/15/46	2,765	1,985
United States Treasury Note/Bond	3.000%	2/15/47	4,690	3,443
United States Treasury Note/Bond	3.000%	5/15/47	4,615	3,385
United States Treasury Note/Bond	2.750%	8/15/47	6,238	4,355
United States Treasury Note/Bond	2.750%	11/15/47	5,833	4,067
United States Treasury Note/Bond	3.000%	2/15/48	6,979	5,107
United States Treasury Note/Bond	3.125%	5/15/48	7,684	5,756
United States Treasury Note/Bond	3.000%	8/15/48	7,810	5,710
United States Treasury Note/Bond	3.375%	11/15/48	6,340	4,974
United States Treasury Note/Bond	3.000%	2/15/49	8,344	6,102
United States Treasury Note/Bond	2.875%	5/15/49	6,670	4,759
United States Treasury Note/Bond	2.250%	8/15/49	6,079	3,784
United States Treasury Note/Bond	2.375%	11/15/49	5,907	3,781
United States Treasury Note/Bond	2.000%	2/15/50	8,212	4,792
United States Treasury Note/Bond	1.250%	5/15/50	11,066	5,222
United States Treasury Note/Bond	1.375%	8/15/50	11,331	5,531
United States Treasury Note/Bond	1.625%	11/15/50	12,196	6,388
United States Treasury Note/Bond	1.875%	2/15/51	13,054	7,318
United States Treasury Note/Bond	2.375%	5/15/51	13,225	8,390
United States Treasury Note/Bond	2.000%	8/15/51	12,950	7,477
United States Treasury Note/Bond	1.875%	11/15/51	11,335	6,321
United States Treasury Note/Bond	2.250%	2/15/52	12,907	7,926
United States Treasury Note/Bond	2.875%	5/15/52	10,830	7,683
United States Treasury Note/Bond	3.000%	8/15/52	10,798	7,872
United States Treasury Note/Bond	4.000%	11/15/52	9,201	8,157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.625%	2/15/53	10,358	8,573
	United States Treasury Note/Bond	3.625%	5/15/53	10,015	8,295
	United States Treasury Note/Bond	4.125%	8/15/53	9,915	9,006
					1,786,681
Agency Bonds and Notes (0.9%)
	Federal Farm Credit Banks Funding Corp.	0.875%	11/18/24	175	166
	Federal Farm Credit Banks Funding Corp.	4.500%	11/18/24	805	796
	Federal Farm Credit Banks Funding Corp.	1.125%	1/6/25	210	199
	Federal Farm Credit Banks Funding Corp.	1.750%	2/14/25	520	495
	Federal Farm Credit Banks Funding Corp.	4.250%	9/30/25	280	275
	Federal Farm Credit Banks Funding Corp.	4.375%	6/23/26	2,425	2,386
	Federal Farm Credit Banks Funding Corp.	4.500%	8/14/26	200	197
	Federal Home Loan Banks	4.500%	10/3/24	750	743
	Federal Home Loan Banks	5.000%	2/28/25	1,350	1,343
	Federal Home Loan Banks	0.500%	4/14/25	1,000	931
	Federal Home Loan Banks	4.625%	6/6/25	450	445
	Federal Home Loan Banks	0.375%	9/4/25	500	457
	Federal Home Loan Banks	4.500%	12/12/25	500	494
	Federal Home Loan Banks	1.250%	12/21/26	1,000	892
	Federal Home Loan Banks	4.000%	6/30/28	450	437
	Federal Home Loan Banks	3.250%	11/16/28	315	294
	Federal Home Loan Banks	5.500%	7/15/36	1,400	1,476
[1]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	1,200	1,140
[1]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	1,500	1,377
[1]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	2,000	1,824
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	140
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	1,707
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	1,102	1,214
[1]	Federal National Mortgage Assn.	1.625%	10/15/24	970	933
[1]	Federal National Mortgage Assn.	1.625%	1/7/25	1,300	1,241
[1]	Federal National Mortgage Assn.	0.625%	4/22/25	1,000	931
[1]	Federal National Mortgage Assn.	0.500%	6/17/25	1,000	923
[1]	Federal National Mortgage Assn.	0.375%	8/25/25	2,000	1,829
[1]	Federal National Mortgage Assn.	0.500%	11/7/25	2,000	1,819
[1]	Federal National Mortgage Assn.	2.125%	4/24/26	575	536
[1]	Federal National Mortgage Assn.	1.875%	9/24/26	500	458
[1]	Federal National Mortgage Assn.	0.750%	10/8/27	1,000	854
[1]	Federal National Mortgage Assn.	6.250%	5/15/29	175	188
[1]	Federal National Mortgage Assn.	7.125%	1/15/30	925	1,037
[1]	Federal National Mortgage Assn.	7.250%	5/15/30	300	340
[1]	Federal National Mortgage Assn.	0.875%	8/5/30	1,400	1,081
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	720	796
[1]	Federal National Mortgage Assn.	5.625%	7/15/37	275	294
	Private Export Funding Corp.	1.750%	11/15/24	75	72
	Private Export Funding Corp.	3.250%	6/15/25	50	48
	Private Export Funding Corp.	1.400%	7/15/28	175	149
	Tennessee Valley Authority	0.750%	5/15/25	200	186
	Tennessee Valley Authority	6.750%	11/1/25	134	138
	Tennessee Valley Authority	3.875%	3/15/28	375	362
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,116
	Tennessee Valley Authority	1.500%	9/15/31	550	422
	Tennessee Valley Authority	4.650%	6/15/35	175	167
	Tennessee Valley Authority	5.880%	4/1/36	250	266
	Tennessee Valley Authority	5.500%	6/15/38	100	102
	Tennessee Valley Authority	5.250%	9/15/39	512	501
	Tennessee Valley Authority	4.875%	1/15/48	100	92
	Tennessee Valley Authority	5.375%	4/1/56	50	49
	Tennessee Valley Authority	4.625%	9/15/60	180	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Valley Authority	4.250%	9/15/65	200	159
					36,671
Conventional Mortgage-Backed Securities (20.1%)
[1,2]	Fannie Mae Pool	6.500%	9/1/32	9	9
[1,2,3]	Fannie Mae Pool	2.500%	12/1/51	498	396
[1,2]	Freddie Mac Gold Pool	5.000%	10/1/23–11/1/48	1,442	1,411
[1,2]	Freddie Mac Gold Pool	5.500%	1/1/24–6/1/41	1,121	1,124
[1,2]	Freddie Mac Gold Pool	7.000%	1/1/24–2/1/37	60	61
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/24–10/1/48	4,821	4,528
[1,2]	Freddie Mac Gold Pool	4.000%	6/1/24–11/1/48	9,495	8,670
[1,2]	Freddie Mac Gold Pool	8.500%	7/1/24–11/1/30	3	3
[1,2]	Freddie Mac Gold Pool	8.000%	11/1/24–7/1/30	3	3
[1,2]	Freddie Mac Gold Pool	7.500%	7/1/25–4/1/28	3	3
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	17,228	15,264
[1,2]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	13,266	11,504
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	4,403	3,980
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	1	1
[1,2]	Freddie Mac Gold Pool	6.000%	7/1/28–3/1/39	807	814
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	228	206
[1,2]	Freddie Mac Pool	5.500%	3/1/53	371	359
[2,3]	Ginnie Mae	3.500%	10/23/53	450	394
[2]	Ginnie Mae	4.500%	10/23/53	260	240
[2]	Ginnie Mae	5.000%	10/23/53	760	720
[2]	Ginnie Mae	5.500%	10/23/53	1,150	1,116
[2,3]	Ginnie Mae	6.000%	10/23/53	2,071	2,052
[2,3]	Ginnie Mae	6.500%	10/23/53	1,964	1,975
[2]	Ginnie Mae	7.000%	10/23/53	430	437
[2]	Ginnie Mae I Pool	7.500%	12/15/23–1/15/31	6	6
[2]	Ginnie Mae I Pool	7.000%	3/15/24–10/15/31	18	18
[2]	Ginnie Mae I Pool	6.500%	5/15/24–12/15/38	79	79
[2]	Ginnie Mae I Pool	8.000%	8/15/24–10/15/30	6	6
[2]	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	1,034	959
[2]	Ginnie Mae I Pool	4.500%	10/15/24–3/15/41	1,121	1,073
[2]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	1,020	923
[2]	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	1,175	1,011
[2]	Ginnie Mae I Pool	6.000%	6/15/32–3/15/40	50	49
[2]	Ginnie Mae I Pool	5.000%	5/15/34–4/15/41	762	750
[2]	Ginnie Mae II Pool	3.500%	9/20/25–7/20/52	26,375	23,482
[2]	Ginnie Mae II Pool	4.000%	9/20/25–1/20/53	18,418	16,858
[2]	Ginnie Mae II Pool	3.000%	2/20/27–6/20/52	34,479	29,579
[2]	Ginnie Mae II Pool	2.500%	6/20/27–4/20/52	35,309	28,965
[2]	Ginnie Mae II Pool	5.000%	12/20/32–9/20/53	15,696	14,927
[2]	Ginnie Mae II Pool	6.500%	12/20/35–2/20/53	1,186	1,197
[2]	Ginnie Mae II Pool	7.000%	8/20/36–2/20/53	131	142
[2]	Ginnie Mae II Pool	4.500%	2/20/39–6/20/53	16,883	15,700
[2]	Ginnie Mae II Pool	2.000%	8/20/50–1/20/52	34,789	27,514
[2]	Ginnie Mae II Pool	1.500%	12/20/51	1,004	757
[2]	Ginnie Mae II Pool	5.500%	10/20/52–8/20/53	11,696	11,375
[2]	Ginnie Mae II Pool	6.000%	12/20/52–7/20/53	5,282	5,244
[1,2,3]	UMBS Pool	5.000%	10/1/23–10/1/53	37,470	35,602
[1,2]	UMBS Pool	2.000%	11/1/23–7/1/52	191,731	149,889
[1,2,3]	UMBS Pool	5.500%	12/1/23–10/12/53	32,610	31,713
[1,2,3]	UMBS Pool	7.000%	12/1/23–10/12/53	607	621
[1,2,3]	UMBS Pool	4.000%	2/1/24–10/12/53	42,178	38,187
[1,2,3]	UMBS Pool	6.000%	3/1/24–10/12/53	18,348	18,243
[1,2]	UMBS Pool	4.500%	5/1/24–8/1/53	33,537	31,170
[1,2]	UMBS Pool	7.500%	5/1/24–2/1/32	9	9
[1,2]	UMBS Pool	8.000%	9/1/24–11/1/30	1	1

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	UMBS Pool	8.500%	10/1/24–4/1/31	1	1
[1,2,3]	UMBS Pool	3.500%	9/1/25–10/12/53	46,787	41,012
[1,2,3]	UMBS Pool	3.000%	11/1/25–10/12/53	80,690	68,205
[1,2]	UMBS Pool	2.500%	1/1/27–9/1/52	133,237	107,827
[1,2]	UMBS Pool	1.500%	7/1/35–4/1/52	45,406	34,756
[1,2,3]	UMBS Pool	6.500%	11/1/52–10/12/53	8,556	8,654
					801,774
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.155%	4.280%	12/1/23	13	13
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	4.438%	1/1/24	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.037%	5.580%	2/1/24	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.290%	3.839%	2/1/24	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.310%	4.762%	8/1/24	20	20
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.433%	5.147%	4/1/24	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.465%	5.715%	7/1/24	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.477%	3.851%	1/1/24	26	26
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.552%	5.418%	6/1/24	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.556%	5.807%	8/1/24	3	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.808%	7/1/24	28	29
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.586%	4.928%	6/1/24	9	9
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.599%	5.850%	7/1/24	23	24
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.623%	3.998%	1/1/24	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.627%	4.127%	2/1/24	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.635%	3.885%	10/1/23	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.640%	3.890%	1/1/24	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.652%	3.902%	1/1/24	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.660%	3.910%	9/1/24	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.669%	5.293%	7/1/24	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.682%	4.057%	1/1/24	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	4.305%	2/1/24	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.170%	4/1/24	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.940%	8/1/24	16	16
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.695%	5.945%	7/1/24	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.698%	4.856%	4/1/24	12	12
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.698%	5.948%	7/1/24	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	3.950%	12/1/23	6	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.075%	7/1/24	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.701%	4.247%	9/1/24	10	10
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.705%	3.955%	11/1/23	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.734%	4.579%	3/1/24	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.737%	4.990%	8/1/24	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.741%	5.092%	6/1/24	10	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.747%	5.850%	6/1/24	18	18
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.750%	5.921%	7/1/24	5	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.773%	4.456%	2/1/24	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.780%	4.280%	2/1/24	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.780%	5.251%	5/1/24	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.794%	5.368%	6/1/24	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.795%	4.144%	1/1/24	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.795%	4.446%	3/1/24	9	9
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.797%	4.484%	2/1/24	25	25
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.805%	4.055%	10/1/23	12	12
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.807%	4.198%	1/1/24	7	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	4.060%	10/1/23–12/1/23	10	10
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	4.073%	11/1/23	6	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	4.063%	2/1/24	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	4.065%	10/1/23	12	12
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	4.108%	1/1/24	8	9

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	4.233%	1/1/24	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	5.448%	5/1/24	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	5.565%	5/1/24	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.825%	4.575%	3/1/24	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	4.308%	2/1/24	12	13
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.080%	6/1/24	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	4.157%	1/1/24	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	5.210%	4/1/24	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.836%	4.143%	12/1/23	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.839%	4.090%	11/1/23	6	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.840%	5.090%	2/1/24	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.090%	7/1/24	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.862%	5.428%	4/1/24	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.880%	4.988%	3/1/24	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.914%	5.289%	4/1/24	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.375%	11/1/23	11	11
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.487%	3/1/24	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	5.375%	6/1/24	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.412%	4.563%	2/1/24	6	6
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.355%	4.020%	11/1/23	6	6
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.625%	3.875%	1/1/24	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	3.890%	12/1/23	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.390%	6/1/24	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	3.910%	11/1/23	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	3.915%	12/1/23	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	4.074%	2/1/24	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	4.001%	1/1/24	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	3.993%	12/1/23	11	10
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	3.995%	1/1/24	6	6
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	5.125%	5/1/24	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.800%	4.050%	1/1/24	4	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.846%	4.141%	1/1/24	4	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	4.105%	12/1/23	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	4.130%	1/1/24	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	4.204%	2/1/24	8	8
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	4.380%	3/1/24	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.357%	5/1/24	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.849%	6/1/24	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	7/1/24	8	8
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	5.593%	6/1/24	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.885%	4.772%	4/1/24	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.895%	5.271%	4/1/24	4	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	4.150%	12/1/23	7	7
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.150%	7/1/24	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	4.206%	1/1/24	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	4.389%	3/1/24	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	4.410%	3/1/24	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	4.585%	3/1/24	2	2
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.625%	10/1/23	14	14
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	10/1/23–4/1/24	43	41
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.750%	1/1/24	51	49
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	1/1/24	8	8
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	7/1/24	38	37
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.250%	1/1/24	1	1
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	7/1/24	2	2
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.000%	7/1/24	3	3
					763
Total U.S. Government and Agency Obligations (Cost $3,045,702)					2,625,889
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
[2]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	125	122
[2]	Ally Auto Receivables Trust Class A3 Series 2022-2	4.760%	5/17/27	150	148
[2]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	53	53
[2]	Ally Auto Receivables Trust Class A4 Series 2022-2	4.870%	4/17/28	50	49
[2]	Ally Auto Receivables Trust Class A4 Series 2023-1	5.270%	11/15/28	16	16
[2]	American Express Credit Account Class A Series 2022-2	3.390%	5/15/27	750	724
[2]	American Express Credit Account Master Trust Class A Series 2021-1	0.900%	11/15/26	425	403
[2]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	425	411
[2]	American Express Credit Account Master Trust Class A Series 2023-1	4.870%	5/15/28	275	271
[2]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/30	75	73
[2]	American Express Credit Account Master Trust Class A Series 2023-3	5.230%	9/15/28	200	199
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/16/30	200	199
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	10	10
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2020-3	0.760%	12/18/25	21	21
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2021-1	0.680%	10/19/26	25	24
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	25	23
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/28	25	25
[2]	BA Credit Card Trust Class A1 Series 2020-A1	0.340%	5/15/26	200	198
[2]	BA Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	35	34
[2]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	150	145
[2]	BA Credit Card Trust Class A1 Series 2023-A1	4.790%	5/15/28	200	197
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	71
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	67
[2]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	22	21
[2]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/60	20	20
[2]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	67	62
[2,4]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/61	100	92
[2]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/61	75	61
[2]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/62	170	139
[2]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	180	151
[2]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	150	127
[2]	Bank Class A3 Series 2023-5YR2	6.656%	6/15/28	100	102
[2]	Bank Class A3 Series 2023-5YR3	6.724%	9/15/56	50	51
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	50	46
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	90
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	131
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	136
[2,4]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/61	125	116
[2]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/61	50	46
[2,4]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/60	100	92
[2,4]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	110	102
[2]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	125	113
[2]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/52	100	90
[2]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/62	100	84
[2]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/62	290	242
[2]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/63	175	140
[2]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/63	50	38
[2]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/53	50	37
[2]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/53	75	57
[2]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/54	50	38
[2]	Bank Class A4 Series 2023-BNK46	5.745%	8/15/56	100	99
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	137
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	370
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	68
[2]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/61	250	228
[2,4]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/61	25	23
[2]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/52	100	83
[2]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/63	200	162
[2]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/63	150	117
[2]	BANK Class A5 Series 2021-BN32	2.643%	4/15/54	75	60
[2]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/64	50	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/63	150	113
[2]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/64	100	77
[2]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/64	125	98
[2,4]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/64	125	98
[2]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/55	175	156
[2]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/56	50	47
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	90
[2,4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	351
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	67
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	21
[2,4]	BANK Class AS Series 2018-BNK10	3.898%	2/15/61	50	44
[2,4]	BANK Class AS Series 2018-BNK12	4.477%	5/15/61	50	45
[2,4]	BANK Class AS Series 2018-BNK14	4.481%	9/15/60	25	22
[2]	BANK Class AS Series 2019-BNK17	3.976%	4/15/52	25	22
[2,4]	BANK Class AS Series 2019-BNK18	3.826%	5/15/62	50	40
[2]	BANK Class AS Series 2019-BNK21	3.093%	10/17/52	75	56
[2]	BANK Class AS Series 2019-BNK23	3.203%	12/15/52	75	57
[2,4]	BANK Class AS Series 2019-BNK24	3.283%	11/15/62	75	62
[2]	BANK Class AS Series 2020-BNK25	2.841%	1/15/63	65	48
[2]	BANK Class AS Series 2020-BNK26	2.687%	3/15/63	55	39
[2]	BANK Class AS Series 2020-BNK27	2.551%	4/15/63	50	38
[2,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/54	25	18
[2,4]	BANK Class AS Series 2021-BNK36	2.695%	9/15/64	50	38
[2]	Bank Class AS Series 2023-5YR2	7.379%	6/15/28	25	25
[2]	Bank Class AS Series 2023-5YR3	7.315%	9/15/56	50	51
[2,4]	BANK Class AS Series 2023-BNK45	5.651%	2/15/56	25	23
[2]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/61	44	42
[2,4]	BANK Class C Series 2017-BNK8	4.232%	11/15/50	50	31
[2,4]	BANK Class C Series 2019-BNK19	4.164%	8/15/61	35	20
[2]	Bank of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	24
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	250	222
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	128
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	234
[2,4]	Barclays Commercial Mortgage Trust Class A5 Series 2022-C14	2.946%	2/15/55	200	161
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	19
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	83
[2]	Barclays Dryrock Issuance Trust Class A Series 2022-1	3.070%	2/15/28	100	96
[2]	Barclays Dryrock Issuance Trust Class A Series 2023-1	4.720%	2/15/29	275	272
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	125	115
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	83
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	116
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	40
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	97
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/54	50	39

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/54	100	79
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	118
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C19	5.451%	4/15/56	50	48
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C20	5.576%	7/15/56	25	24
[2,3]	BBCMS Mortgage Trust Class A5 Series 2023-C21	6.000%	9/15/56	100	101
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	85
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	28
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C19	6.070%	4/15/56	25	24
[2]	BBCMS Mortgage Trust Class AS Series 2023-C20	5.973%	7/15/56	25	24
[2,3]	BBCMS Mortgage Trust Class AS Series 2023-C21	6.506%	9/15/56	50	49
[2]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	119
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B2	3.662%	2/15/51	29	27
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B3	3.848%	4/10/51	23	23
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	50	45
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	96
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V2	5.812%	5/15/55	75	74
[2]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.362%	7/15/56	20	20
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	69
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	45
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	163
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	71
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	238
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	91
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	293
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	206
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	322
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	113
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	190
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	187
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	93
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	83

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	78
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	75
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	95
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	76
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	168
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	96
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	95
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	36
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	58
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/54	100	77
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/54	50	39
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/54	200	156
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/55	275	212
[2]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/55	75	63
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/55	50	41
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/55	100	90
[2]	Benchmark Mortgage Trust Class A5 Series 2023-B39	5.754%	7/15/56	175	173
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	44
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	65
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	44
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	20
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	122
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	21
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	42
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	55
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	21
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	18
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	7
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	34
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	19
[2,4]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.528%	1/15/55	75	57
[2]	Benchmark Mortgage Trust Class AS Series 2023-B39	6.250%	7/15/56	50	49
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V2	6.537%	5/15/55	25	25
[2]	Benchmark Mortgage Trust Class AS Series 2023-V3	7.097%	7/15/56	60	61
[2]	BMO Mortgage Trust Class A3 Series 2023-5C1	6.534%	8/15/56	400	406
[2,4]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/55	50	42
[2]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/54	200	191
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/56	50	47
[2]	BMO Mortgage Trust Class A5 Series 2023-C5	5.765%	6/15/56	50	49
[2]	BMO Mortgage Trust Class A5 Series 2023-C6	5.956%	9/15/56	100	100
[2]	BMO Mortgage Trust Class AS Series 2023-5C1	7.355%	8/15/56	300	304
[2]	BMO Mortgage Trust Class AS Series 2023-5C1	6.550%	9/15/56	40	40
[2,4]	BMO Mortgage Trust Class AS Series 2023-C5	6.162%	6/15/56	25	24
[2]	BMW Vehicle Lease Trust Class A3 Series 2021-2	0.330%	12/26/24	14	14
[2]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	50	50
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-2	0.430%	1/27/25	50	49
[2]	BMW Vehicle Lease Trust Class A4 Series 2023-1	5.070%	6/25/26	25	25
[2]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	25	24
[2]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/28	25	25
[2]	BMW Vehicle Owner Trust Class A4 Series 2023-A	5.250%	11/26/29	7	7
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	112
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	110
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	117
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	44
[2]	Capital One Multi-Asset Execution Trust Class A Series 2022-A2	3.490%	5/15/27	400	386
[2]	Capital One Multi-Asset Execution Trust Class A Series 2023-A1	4.420%	5/15/28	300	293
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2021-A1	0.550%	7/15/26	200	192
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2022-A1	2.800%	3/15/27	400	384
[2]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/30	450	376

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	300	274
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	400	380
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	88	84
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/27	100	96
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	75	73
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/28	25	25
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	13	13
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/27	50	47
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	25	25
[2]	CarMax Auto Owner Trust Class A3 Series 2020-1	1.890%	12/16/24	1	1
[2]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	3	3
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.500%	8/15/25	134	132
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.630%	6/15/26	25	24
[2]	CarMax Auto Owner Trust Class A3 Series 2021-1	0.340%	12/15/25	23	22
[2]	CarMax Auto Owner Trust Class A3 Series 2021-2	0.520%	2/17/26	52	51
[2]	CarMax Auto Owner Trust Class A3 Series 2021-4	0.560%	9/15/26	80	77
[2]	CarMax Auto Owner Trust Class A3 Series 2022-1	1.470%	12/15/26	98	94
[2]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	100	98
[2]	CarMax Auto Owner Trust Class A3 Series 2023-1	4.750%	10/15/27	100	98
[2]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	75	74
[2]	CarMax Auto Owner Trust Class A3 Series 2023-3	5.280%	5/15/28	40	40
[2]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	21	21
[2]	CarMax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	15	15
[2]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	25	24
[2]	CarMax Auto Owner Trust Class A4 Series 2021-2	0.810%	12/15/26	25	23
[2]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/27	50	46
[2]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	25	24
[2]	Carmax Auto Owner Trust Class A4 Series 2023-2	5.010%	11/15/28	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2023-3	5.260%	2/15/29	20	20
[2]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	61	59

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	40	34
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	134
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	90
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	127
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	68
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	376
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	113
[2]	CD Mortgage Trust Class AAB Series 2017-CD3	3.453%	2/10/50	16	16
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	65
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	23
[2]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	42	40
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	10	9
[2]	CenterPoint Energy Transition Bond Co. IV LLC Class A3 Series 2012-1	3.028%	10/15/25	124	122
[2]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	118
[2,4]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	230
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	140
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	45
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	91
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	226
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	44
[2]	Chase Issuance Trust Class A Series 2022-A1	3.970%	9/15/27	100	97
[2]	Chase Issuance Trust Class A Series 2023-A1	5.160%	9/15/28	120	119
[2]	Chase Issuance Trust Class A Series 2023-A2	5.080%	9/16/30	100	99
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/39	100	103
[2]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/30	200	188
[2]	Citigroup Commercial Mortgage Trust Class A2 Series 2018-B2	3.788%	3/10/51	26	26
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	138
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/50	100	92
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/11/47	25	25
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	100	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	175	170
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC29	3.192%	4/10/48	175	167
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	100	93
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC33	3.778%	9/10/58	100	94
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	116
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	47
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	69
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	227
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	249
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	225
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	50	49
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	225	216
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	443
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	190
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	90
[2,4]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.742%	5/15/54	75	68
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2014-GC19	3.552%	3/11/47	1	1
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	27	26
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC19	4.345%	3/11/47	25	25
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2015-GC27	3.571%	2/10/48	100	95
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	43
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	34
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC21	4.328%	5/10/47	50	45
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	78
[2]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	50	48
[2]	CNH Equipment Trust Class A3 Series 2023-A	4.810%	8/15/28	50	49
[2]	CNH Equipment Trust Class A3 Series 2023-B	5.600%	2/15/29	50	50
[2]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	4	4
[2]	COMM Mortgage Trust Class A3 Series 2014-CR21	3.528%	12/10/47	144	140
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	32

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	115
[2,4]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	56	56
[2]	COMM Mortgage Trust Class A4 Series 2014-CR20	3.590%	11/10/47	50	48
[2]	COMM Mortgage Trust Class A4 Series 2014-LC15	4.006%	4/10/47	150	149
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS3	3.819%	6/10/47	100	98
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS5	3.838%	9/10/47	125	121
[2]	COMM Mortgage Trust Class A4 Series 2015-CR23	3.497%	5/10/48	100	96
[2]	COMM Mortgage Trust Class A4 Series 2015-CR24	3.432%	8/10/48	154	147
[2]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	125	119
[2]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	212
[2]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	125	118
[2]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	125	120
[2]	COMM Mortgage Trust Class A4 Series 2016-CR28	3.762%	2/10/49	150	141
[2]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	50	49
[2]	COMM Mortgage Trust Class A5 Series 2014-CR19	3.796%	8/10/47	175	171
[2]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	50	49
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS2	3.961%	3/10/47	54	54
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	125	121
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS6	3.644%	12/10/47	225	217
[2]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	150	143
[2]	COMM Mortgage Trust Class A5 Series 2015-DC1	3.350%	2/10/48	75	72
[2]	COMM Mortgage Trust Class A5 Series 2015-PC1	3.902%	7/10/50	100	96
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	96
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	25	24
[2]	COMM Mortgage Trust Class AM Series 2014-CR16	4.278%	4/10/47	75	71
[2]	COMM Mortgage Trust Class AM Series 2014-CR19	4.080%	8/10/47	50	48
[2]	COMM Mortgage Trust Class AM Series 2014-UBS2	4.199%	3/10/47	15	15
[2]	COMM Mortgage Trust Class AM Series 2014-UBS4	3.968%	8/10/47	44	37
[2]	COMM Mortgage Trust Class AM Series 2014-UBS6	4.048%	12/10/47	50	46
[2,4]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	94

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	50	47
[2]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	50	47
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	41
[2]	COMM Mortgage Trust Class ASB Series 2014-CR15	3.595%	2/10/47	1	1
[2]	COMM Mortgage Trust Class ASB Series 2014-CR16	3.653%	4/10/47	2	2
[2]	COMM Mortgage Trust Class ASB Series 2014-CR17	3.598%	5/10/47	1	1
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS2	3.472%	3/10/47	1	1
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS6	3.387%	12/10/47	27	26
[2]	COMM Mortgage Trust Class ASB Series 2015-CR23	3.257%	5/10/48	22	21
[2]	COMM Mortgage Trust Class ASB Series 2015-CR27	3.404%	10/10/48	52	51
[2]	COMM Mortgage Trust Class ASB Series 2015-LC19	3.040%	2/10/48	6	6
[2]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	56	55
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	17
[2,4]	COMM Mortgage Trust Class B Series 2014-CR15	4.745%	2/10/47	28	25
[2]	COMM Mortgage Trust Class B Series 2014-CR17	4.377%	5/10/47	25	23
[2]	COMM Mortgage Trust Class B Series 2014-UBS2	4.701%	3/10/47	10	10
[2,4]	COMM Mortgage Trust Class C Series 2014-CR15	4.795%	2/10/47	50	43
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	236
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	199
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C1	3.505%	4/15/50	100	96
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	150	143
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	100	95
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	200	189
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	136
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	23
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	203
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	184
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	133
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	45
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	75	70
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	71
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	39
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C3	3.448%	8/15/48	25	24
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	20	19
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	4/15/50	50	46
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.250%	8/15/48	50	43
[2]	Daimler Trucks Retail Trust Class A3 Series 2022-1	5.230%	2/17/26	50	50
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	91
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	70
[2]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	90
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	91
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	50	39
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	43
[2]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	400	385
[2]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	225	223
[2]	Discover Card Execution Note Trust Class A Series 2023-A1	4.310%	3/15/28	300	292
[2]	Discover Card Execution Note Trust Class A Series 2023-A2	4.930%	6/15/28	275	272
[2]	Discover Card Execution Note Trust Class A1 Series 2021-A1	0.580%	9/15/26	175	166
[2]	Discover Card Execution Note Trust Class A1 Series 2022-A1	1.960%	2/15/27	200	190
[2]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	150	132
[2]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	400	386
[2]	Drive Auto Receivables Trust Class C Series 2021-1	1.020%	6/15/27	9	9
[2]	Drive Auto Receivables Trust Class C Series 2021-2	0.870%	10/15/27	39	38
[2]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/29	50	47
[2]	Exeter Automobile Receivables Trust Class B Series 2021-3A	0.690%	1/15/26	1	2
[2]	Exeter Automobile Receivables Trust Class B Series 2022-2A	3.650%	10/15/26	25	25
[2]	Exeter Automobile Receivables Trust Class B Series 2023-1A	5.720%	4/15/27	25	25
[2]	Exeter Automobile Receivables Trust Class B Series 2023-4A	6.310%	10/15/27	20	20
[2]	Exeter Automobile Receivables Trust Class C Series 2021-1A	0.740%	1/15/26	16	16

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Exeter Automobile Receivables Trust Class C Series 2021-3A	0.960%	10/15/26	50	49
[2]	Exeter Automobile Receivables Trust Class C Series 2022-2A	3.850%	7/17/28	50	49
[2]	Exeter Automobile Receivables Trust Class C Series 2023-1A	5.820%	2/15/28	25	25
[2]	Exeter Automobile Receivables Trust Class C Series 2023-4A	6.510%	8/15/28	20	20
[2]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/27	35	32
[2]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/28	50	47
[2]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/28	25	24
[1,2,4]	Fannie Mae-Aces Class 1A Series 2014-M7	3.321%	6/25/24	120	118
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	29	25
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.680%	3/25/33	200	148
[1,2]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/31	100	83
[1,2]	Fannie Mae-Aces Class A Series 2015-M2	2.620%	12/25/24	142	137
[1,2,4]	Fannie Mae-Aces Class A2 Series 2013-M14	3.329%	10/25/23	21	21
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M13	3.021%	8/25/24	85	83
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M2	3.513%	12/25/23	57	56
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M3	3.501%	1/25/24	10	10
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M4	3.346%	3/25/24	41	40
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M8	3.056%	6/25/24	62	61
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M9	3.103%	7/25/24	95	93
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M1	2.532%	9/25/24	192	186
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	66	62
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M12	2.896%	5/25/25	145	138
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	135	129
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M3	2.723%	10/25/24	64	62
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M7	2.590%	12/25/24	125	120
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	1/25/25	84	81
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	236	219
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.528%	9/25/26	231	214
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.594%	9/25/26	57	53
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	60	57
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	68	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	184	173
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	41	38
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	285	264
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.496%	10/25/26	148	136
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.165%	6/25/27	197	184
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.958%	11/25/27	70	64
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.899%	2/25/27	121	113
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.638%	12/25/26	136	125
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	3.172%	4/25/29	53	48
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	210	196
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	408	381
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.469%	7/25/28	125	116
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.758%	8/25/30	50	45
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.866%	9/25/30	157	144
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.701%	8/25/28	167	156
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M3	3.171%	2/25/30	62	56
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.166%	3/25/28	126	116
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.130%	3/25/28	91	84
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.665%	9/25/28	175	163
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	393	352
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	241	209
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.745%	11/25/28	182	170
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/29	335	292
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M4	3.610%	2/25/31	288	259
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	195	179
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	190	172
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/29	294	265
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	815
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	244	199
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	79

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M42	1.270%	7/25/30	10	8
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	250	198
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	111	94
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.361%	10/25/30	275	212
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.436%	11/25/30	60	46
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.507%	3/25/31	225	171
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.656%	4/25/31	50	39
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M19	1.797%	10/25/31	275	215
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.517%	11/25/30	50	39
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.287%	1/25/31	225	172
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1	1.725%	10/25/31	325	248
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M10	2.003%	1/25/32	225	176
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1G	1.583%	9/25/31	75	58
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M3	1.764%	11/25/31	100	76
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/30	150	126
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M8	2.001%	12/25/31	150	118
[1,2]	Fannie Mae-Aces Class A2 Series 2023-M1S	4.656%	4/25/33	140	132
[1,2]	Fannie Mae-Aces Class A2 Series 2023-M6	4.190%	7/25/28	140	134
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2017-M15	3.205%	11/25/27	234	217
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2018-M2	3.002%	1/25/28	389	357
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M7	2.157%	10/25/23	1	1
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M10	2.625%	7/25/24	89	87
[1,2]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/36	150	107
[2]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	100	100
[2]	Fifth Third Auto Trust Class A4 Series 2023-1	5.520%	2/17/31	20	20
[2]	First National Master Note Trust Class A Series 2023-2	5.770%	9/17/29	50	50
[2]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	5	5
[2]	Ford Credit Auto Lease Trust Class A3 Series 2023-A	4.940%	3/15/26	50	49
[2]	Ford Credit Auto Lease Trust Class A4 Series 2023-A	4.830%	5/15/26	25	25
[2]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ford Credit Auto Lease Trust Class B Series 2023-B	5.910%	10/15/26	100	100
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-C	0.410%	7/15/25	21	21
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.300%	8/15/25	52	51
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-A	1.290%	6/15/26	45	44
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	75	73
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-C	4.480%	12/15/26	100	98
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	50	49
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	50	50
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-B	0.790%	11/15/25	29	28
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-C	0.510%	8/15/26	25	24
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.490%	9/15/26	50	47
[2]	Ford Credit Auto Owner Trust Class A4 Series 2022-C	4.590%	12/15/27	100	98
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/28	25	24
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/30	100	93
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-2	3.060%	4/15/26	150	148
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	185	179
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	150	137
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K040	2.768%	4/25/24	10	9
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K042	2.267%	6/25/24	6	6
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K043	2.532%	10/25/23	1	1
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K047	2.827%	12/25/24	9	9
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	81	78
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	79	76
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/30	23	19
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/30	14	12
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	44	37

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/55	99	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K-1520	2.007%	7/25/35	49	39
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K036	3.527%	10/25/23	31	31
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K038	3.389%	3/25/24	196	194
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K039	3.303%	7/25/24	225	221
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K040	3.241%	9/25/24	275	269
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.171%	10/25/24	274	267
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K042	2.670%	12/25/24	25	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K043	3.062%	12/25/24	150	145
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K045	3.023%	1/25/25	157	152
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K046	3.205%	3/25/25	175	169
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	175	169
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	325	314
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	125	120
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	200	192
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	125	119
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	75	71
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	140
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	93
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	282
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	140
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	466
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	116
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	200	186
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	70
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	209
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	93
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	116
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	211
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	141
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	332
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	95
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	24
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	166
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	331
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	71
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	1,618
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/28	275	259
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	214
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	375
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	23
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	184
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	416
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	205
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	359
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	245
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	244
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	196
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	389
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	183
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	320
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	303
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	261
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/30	445	377
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/30	95	78
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,084
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	81
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	120
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	341
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	20

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	98
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	251
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	314
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	235
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/30	175	137
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	137
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	118
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	557
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	203
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	345
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	201
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	318
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/31	150	117
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/31	400	315
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/31	100	79
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/31	200	159
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/31	200	161
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/31	125	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/32	150	122
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/32	100	80

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/32	100	80
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/32	700	614
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/31	75	68
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/31	100	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/34	225	180
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/35	150	108
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/35	225	150
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/35	25	17
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/35	100	69
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/35	100	71
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	87
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1520	2.438%	2/25/36	200	145
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	150	104
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	92
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/33	75	70
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	70
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-157	4.200%	5/25/33	175	161
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/30	100	92
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/30	50	46
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-159	4.500%	7/25/33	140	132
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K505	4.819%	6/25/28	140	136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K506	4.650%	8/25/28	100	98
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K507	4.800%	9/25/28	100	98
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K724	3.062%	11/25/23	53	52
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K726	2.905%	4/25/24	136	134
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K727	2.946%	7/25/24	169	166
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K728	3.064%	8/25/24	240	235
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K729	3.136%	10/25/24	900	878
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K730	3.590%	1/25/25	262	256
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K731	3.600%	2/25/25	196	191
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	375	358
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	492	463
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	173
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	108
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/28	98	84
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/28	50	43
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/28	150	130
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/28	125	108
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/30	150	143
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K752	4.284%	7/25/30	140	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	153	148
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	200	190
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/34	395	350
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/34	225	194
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	335	264
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	44
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	178
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	68
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/29	50	43
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2021-3	0.390%	10/21/24	41	41
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-1	1.900%	3/20/25	144	142
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-2	3.420%	6/20/25	75	74
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2022-3	4.010%	9/22/25	100	99
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	25	25
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	50	49
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	25	25
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	6	6
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2023-1	5.160%	1/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class B Series 2023-1	5.510%	1/20/27	25	25
[2]	GM Financial Automobile Leasing Trust Class B Series 2023-2	5.540%	5/20/27	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-3	0.450%	4/16/25	24	23
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-4	0.380%	8/18/25	26	26
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-1	0.350%	10/16/25	20	20
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	29	28

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-3	0.480%	6/16/26	68	66
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	65	62
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-1	1.260%	11/16/26	50	48
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-2	3.100%	2/16/27	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-4	4.820%	8/16/27	125	123
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	50	49
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	30	30
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-1	1.900%	3/17/25	16	16
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-3	0.580%	1/16/26	25	24
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-1	0.540%	5/17/27	250	236
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	25	23
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	50	46
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-2	4.430%	10/16/28	50	48
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-3	5.340%	12/18/28	18	18
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	133
[2]	GS Mortgage Securities Trust Class A4 Series 2014-GC18	4.074%	1/10/47	200	199
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	150	142
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	50	48
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	94
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	69
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	69
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	135
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	223
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	85
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	129
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/52	275	234
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	107
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	50	49
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	125	122
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	225	217
[2]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	150	145
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	105
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	60
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	95
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC26	3.365%	11/10/47	15	14
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	7/10/48	44	43
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC34	3.278%	10/10/48	50	49
[2]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	50	47
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	45
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	41
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/50	100	83
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	58
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/52	50	38
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	28
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	18
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.636%	9/10/47	25	23
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	42
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	7
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	78	76
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	25	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/27	50	49
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-B	5.690%	8/15/28	50	50
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/30	25	24
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/30	50	49
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-B	5.780%	4/15/31	50	50
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-1	0.270%	4/21/25	28	27
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-2	0.330%	8/15/25	58	57
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-3	0.410%	11/18/25	50	48
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	0.880%	1/21/26	86	82
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-1	1.880%	5/15/26	50	48
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	50	49
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	50	49
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	25	25
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	100	100
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	25	25
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2021-1	0.420%	1/21/28	50	48
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	25	25
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-3	5.300%	12/18/29	20	20
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-C	0.380%	5/15/25	11	11
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-A	0.380%	9/15/25	22	21
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	43	41
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	75	74
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	43	43
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	22	22
[2]	Hyundai Auto Receivables Trust Class A4 Series 2021-A	0.620%	5/17/27	25	24
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-A	4.480%	7/17/28	25	24
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-B	5.310%	8/15/29	13	13
[2]	John Deere Owner Trust Class A3 Series 2021-B	0.520%	3/16/26	74	71
[2]	John Deere Owner Trust Class A3 Series 2022-C	5.090%	6/15/27	175	173
[2]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	50	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	John Deere Owner Trust Class A3 Series 2023-B	5.180%	3/15/28	50	50
[2]	John Deere Owner Trust Class A3 Series 2023-C	5.480%	5/15/28	120	120
[2]	John Deere Owner Trust Class A4 Series 2022-C	5.200%	9/17/29	50	50
[2]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-B	5.110%	5/15/30	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-C	5.390%	8/15/30	20	20
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	4	4
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	92
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2014-C20	3.805%	7/15/47	75	73
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	71
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	225
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	67
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-LC11	3.499%	4/15/46	50	44
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	92	87
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	72	71
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C22	3.801%	9/15/47	175	170
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	175	168
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	59	56
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C28	3.227%	10/15/48	125	119
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	100	95
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	78
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	127	126
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C21	3.775%	8/15/47	25	24
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	85	83
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	50	48
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	200	193
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	7/15/48	100	93

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	117
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C15	4.420%	11/15/45	7	7
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	25	25
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C19	4.243%	4/15/47	50	49
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	50	47
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	48
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	72
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C25	4.065%	11/15/47	50	46
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	50	47
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	47
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	44
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2014-C21	3.428%	8/15/47	4	4
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C27	3.017%	2/15/48	30	30
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C29	3.304%	5/15/48	16	15
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C30	3.559%	7/15/48	34	34
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	19	19
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	45	43
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/17/49	33	32
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.893%	2/15/47	30	27
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	45
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	171
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	366
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	90
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	100	89
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	84
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	20
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	68
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	205
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	139
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	68

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	38
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	44
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	43
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	22
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	20	19
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	75	74
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	25	24
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2023-A	4.710%	2/15/29	50	49
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2021-1	0.460%	6/15/26	52	50
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/27	75	74
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2020-1	0.770%	10/15/26	10	10
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	113
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.020%	8/15/46	9	9
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	75	72
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	200	192
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C21	3.338%	3/15/48	100	96
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C22	3.306%	4/15/48	75	71
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	119
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	71
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	71
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	210
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	136
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	68	67
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	100	98
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	75	71
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C26	3.531%	10/15/48	75	71
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	182
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	226
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	138
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	90

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C16	3.477%	6/15/47	2	2
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C19	3.326%	12/15/47	10	10
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C20	3.069%	2/15/48	10	9
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C22	3.040%	4/15/48	25	24
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C23	3.398%	7/15/50	14	14
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	42	41
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	29	28
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	19	18
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	34	33
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C14	5.037%	2/15/47	100	96
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.439%	6/15/47	50	45
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C18	4.575%	10/15/47	50	47
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	46
[2]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	50	45
[2]	Morgan Stanley Capital I Trust Class A3 Series 2016-UBS9	3.329%	3/15/49	25	24
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	50	45
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	143
[2]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	70
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	90
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	181
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	183
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	218
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	134
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	167
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	51
[2,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	58
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	136
[2]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/54	150	117
[2,4]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.921%	4/15/55	150	127
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	21
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	19
[2]	MSWF Commercial Mortgage Trust Class A5 Series 2023-1	5.752%	5/15/56	100	98
[2,4]	MSWF Commercial Mortgage Trust Class AS Series 2023-1	6.199%	5/15/56	50	48
[2]	Nissan Auto Lease Trust Class A3 Series 2021-A	0.520%	8/15/24	13	13
[2]	Nissan Auto Lease Trust Class A3 Series 2023-A	4.910%	1/15/26	50	49
[2]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	25	25
[2]	Nissan Auto Lease Trust Class A4 Series 2023-A	4.800%	7/15/27	25	25
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2021-A	0.330%	10/15/25	59	57
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-A	1.860%	8/17/26	50	48
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-B	4.460%	5/17/27	75	74
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	100	99
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-C	1.950%	5/15/26	17	17
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	50	46
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/29	25	23
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	150	148
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	25	25
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	40	40
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-4	0.880%	6/15/26	28	28
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-1	2.360%	8/17/26	75	74
[2]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	50	49
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-1	4.980%	2/15/28	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-2	5.240%	5/15/28	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-3	5.610%	7/17/28	20	20
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-4	5.770%	12/15/28	20	20
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	4	4
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-3	0.950%	9/15/27	34	33
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-4	1.260%	2/16/27	50	49
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-1	2.560%	4/17/28	25	24
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	50	48

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	25	24
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-2	5.470%	12/16/30	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-3	5.770%	11/15/30	20	20
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-4	6.040%	12/15/31	60	60
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	60	58
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-3	1.330%	9/15/27	50	47
[2]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	200	193
[2]	Synchrony Card Funding LLC Class A Series 2023-A1	5.540%	7/15/29	75	75
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	0.260%	5/15/25	14	14
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-C	0.440%	10/15/24	1	1
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-D	0.350%	1/15/25	6	6
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-B	0.260%	11/17/25	176	171
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.430%	1/15/26	93	90
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-D	0.710%	4/15/26	86	83
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-B	2.930%	9/15/26	75	73
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	50	49
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/27	50	49
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	50	49
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	50	50
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	27	27
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	0.390%	6/15/26	25	24
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-D	0.470%	1/15/26	25	24
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	50	46
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	25	24
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-B	4.660%	9/15/28	25	24
[2]	UBS Commercial Mortgage Trust Class A2 Series 2018-C13	4.208%	10/15/51	1	1
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	91	83
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	120	110
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	90
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	157
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	135
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	134
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	161
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	69
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	204
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	115
[2,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	252
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	88
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	104
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	62
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	88
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	114
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	91
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	44
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	43
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	67
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	54
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	89
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	67
[2]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	21
[2]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	550	532
[2]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	350	332
[2]	Verizon Master Trust Class A Series 2022-2	1.530%	7/20/28	150	142
[2]	Verizon Master Trust Class A Series 2022-4	3.400%	11/20/28	200	193
[2]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	100	97
[2]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	175	172
[2]	Verizon Master Trust Class A Series 2023-2	4.890%	4/13/28	75	74
[2]	Verizon Master Trust Class A1A Series 2023-4	5.160%	6/20/29	160	159
[2]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Verizon Owner Trust Class A Series 2020-C	0.410%	4/21/25	18	18
[2]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	100	100
[2]	Volkswagen Auto Lease Trust Class A4 Series 2023-A	5.800%	4/20/28	40	40
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2021-1	1.020%	6/22/26	103	99
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-1	5.020%	6/20/28	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	134
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	41	38
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	91
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C26	3.166%	2/15/48	75	72
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	154	148
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C28	3.540%	5/15/48	175	167
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	175	167
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	48
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	75	71
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	47
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-SG1	3.789%	9/15/48	204	194
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C33	3.426%	3/15/59	325	304
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	69
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	148
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	137
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	226
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	252
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	185
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	69
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	140
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	168
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	169
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	85
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	39
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	75	73

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	125	120
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-LC20	3.184%	4/15/50	276	263
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	50	47
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	93
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	175
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	159
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	162
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	227
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	136
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	40
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	79
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC18	3.808%	12/15/47	75	71
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	2/15/48	50	47
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	29
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	71
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	46
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	84
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	22
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	44
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	77
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C26	2.991%	2/15/48	31	31
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C29	3.400%	6/15/48	38	37
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC20	2.978%	4/15/50	8	8
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC22	3.571%	9/15/58	19	18
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-NXS1	2.934%	5/15/48	6	6
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	45	44
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	26	25
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	53	51
[2]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	50	46
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C24	3.428%	11/15/47	25	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	52	51
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	50	49
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	25	24
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	75	73
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C22	3.752%	9/15/57	150	145
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	50	48
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	65	63
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C25	3.631%	11/15/47	50	48
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	140	139
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	23	22
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C15	4.358%	8/15/46	12	11
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C17	4.255%	12/15/46	21	20
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C20	4.176%	5/15/47	25	24
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-LC14	4.351%	3/15/47	60	59
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C19	3.618%	3/15/47	1	1
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C20	3.638%	5/15/47	1	1
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C23	3.636%	10/15/57	14	14
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2013-C17	4.788%	12/15/46	25	25
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C19	4.723%	3/15/47	25	24
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	21
[2]	World Omni Auto Receivables Trust Ciass A3 Series 2023-B	4.660%	5/15/28	50	49
[2]	World Omni Auto Receivables Trust Ciass A4 Series 2023-B	4.680%	5/15/29	50	49
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-B	0.630%	5/15/25	6	6
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-C	0.480%	11/17/25	13	13
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-A	0.300%	1/15/26	20	19
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	45	43
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	71	68
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-D	0.810%	10/15/26	84	81
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-A	1.660%	5/17/27	50	48
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/27	75	72

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	50	48
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/28	75	74
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-C	5.150%	11/15/28	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-B	0.820%	1/15/26	10	10
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-C	0.610%	10/15/26	25	24
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	25	24
[2]	World Omni Automobile Lease Securitization Class A3 Series 2023-A	5.070%	9/15/26	50	49
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2021-A	0.420%	8/15/24	15	15
[2]	World Omni Select Auto Trust Class A3 Series 2023-A	5.650%	7/17/28	75	75
[2]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/29	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $118,971)					105,754
Corporate Bonds (26.8%)
Communications (2.2%)
	Activision Blizzard Inc.	3.400%	9/15/26	160	152
	Activision Blizzard Inc.	1.350%	9/15/30	150	117
	Activision Blizzard Inc.	4.500%	6/15/47	200	175
	Activision Blizzard Inc.	2.500%	9/15/50	300	178
	Alphabet Inc.	0.450%	8/15/25	500	458
	Alphabet Inc.	0.800%	8/15/27	500	428
	Alphabet Inc.	1.100%	8/15/30	500	389
	Alphabet Inc.	1.900%	8/15/40	200	125
	Alphabet Inc.	2.250%	8/15/60	500	265
	America Movil SAB de CV	3.625%	4/22/29	200	180
	America Movil SAB de CV	2.875%	5/7/30	200	167
	America Movil SAB de CV	4.700%	7/21/32	250	230
	America Movil SAB de CV	6.375%	3/1/35	300	310
	America Movil SAB de CV	6.125%	11/15/37	150	149
	America Movil SAB de CV	6.125%	3/30/40	200	198
	America Movil SAB de CV	4.375%	7/16/42	250	201
	America Movil SAB de CV	4.375%	4/22/49	200	158
	AT&T Inc.	3.875%	1/15/26	400	384
	AT&T Inc.	5.539%	2/20/26	250	248
	AT&T Inc.	1.700%	3/25/26	500	454
	AT&T Inc.	3.800%	2/15/27	700	658
	AT&T Inc.	2.300%	6/1/27	450	399
	AT&T Inc.	1.650%	2/1/28	500	422
	AT&T Inc.	4.100%	2/15/28	402	375
	AT&T Inc.	4.350%	3/1/29	663	616
	AT&T Inc.	4.300%	2/15/30	460	418
	AT&T Inc.	2.750%	6/1/31	450	360
	AT&T Inc.	2.250%	2/1/32	600	452
	AT&T Inc.	2.550%	12/1/33	472	346
	AT&T Inc.	4.500%	5/15/35	200	170
	AT&T Inc.	4.900%	8/15/37	300	260
	AT&T Inc.	4.850%	3/1/39	480	405
	AT&T Inc.	3.500%	6/1/41	500	347
	AT&T Inc.	4.300%	12/15/42	271	208

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	4.750%	5/15/46	723	569
AT&T Inc.	5.150%	11/15/46	736	613
AT&T Inc.	4.500%	3/9/48	400	303
AT&T Inc.	3.650%	6/1/51	867	559
AT&T Inc.	3.500%	9/15/53	1,764	1,090
AT&T Inc.	3.550%	9/15/55	1,550	950
AT&T Inc.	3.800%	12/1/57	968	613
AT&T Inc.	3.650%	9/15/59	629	382
AT&T Inc.	3.850%	6/1/60	416	265
Baidu Inc.	3.075%	4/7/25	200	194
Baidu Inc.	3.625%	7/6/27	200	186
Baidu Inc.	3.425%	4/7/30	200	172
Baidu Inc.	2.375%	8/23/31	200	154
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	1,000	936
Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	100	61
Booking Holdings Inc.	3.650%	3/15/25	100	97
Booking Holdings Inc.	3.600%	6/1/26	225	215
Booking Holdings Inc.	3.550%	3/15/28	100	93
Booking Holdings Inc.	4.625%	4/13/30	300	284
British Telecommunications plc	9.625%	12/15/30	516	608
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	850	831
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	230	207
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	250	204
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	210
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	257
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	200	170
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	350	286
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	180	113
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	250	154
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	450	393
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	343
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	400	320
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	275	200

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	650	453
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	232
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	500	299
Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/53	300	224
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	66
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/61	300	167
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	122
Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/62	250	141
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/63	200	147
Comcast Corp.	3.375%	8/15/25	500	481
Comcast Corp.	3.950%	10/15/25	625	606
Comcast Corp.	3.150%	3/1/26	400	380
Comcast Corp.	2.350%	1/15/27	495	449
Comcast Corp.	3.300%	2/1/27	400	374
Comcast Corp.	3.300%	4/1/27	150	140
Comcast Corp.	3.150%	2/15/28	325	297
Comcast Corp.	4.150%	10/15/28	950	900
Comcast Corp.	4.550%	1/15/29	200	192
Comcast Corp.	4.250%	10/15/30	350	322
Comcast Corp.	1.950%	1/15/31	500	391
Comcast Corp.	1.500%	2/15/31	500	378
Comcast Corp.	4.250%	1/15/33	275	247
Comcast Corp.	4.800%	5/15/33	200	188
Comcast Corp.	4.200%	8/15/34	175	153
Comcast Corp.	5.650%	6/15/35	1,065	1,050
Comcast Corp.	4.400%	8/15/35	150	132
Comcast Corp.	3.200%	7/15/36	225	173
Comcast Corp.	6.450%	3/15/37	175	183
Comcast Corp.	4.600%	10/15/38	550	481
Comcast Corp.	3.250%	11/1/39	250	182
Comcast Corp.	3.750%	4/1/40	300	232
Comcast Corp.	4.650%	7/15/42	370	312
Comcast Corp.	3.400%	7/15/46	200	136
Comcast Corp.	3.969%	11/1/47	1,086	808
Comcast Corp.	4.000%	3/1/48	200	150
Comcast Corp.	4.700%	10/15/48	38	32
Comcast Corp.	3.999%	11/1/49	268	198
Comcast Corp.	3.450%	2/1/50	400	269
Comcast Corp.	2.800%	1/15/51	300	176
Comcast Corp.	2.887%	11/1/51	882	520
Comcast Corp.	5.350%	5/15/53	283	258
Comcast Corp.	2.937%	11/1/56	853	485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.950%	10/15/58	238	204
	Comcast Corp.	2.987%	11/1/63	847	468
	Comcast Corp.	5.500%	5/15/64	248	225
	Deutsche Telekom International Finance BV	8.750%	6/15/30	775	887
	Discovery Communications LLC	3.900%	11/15/24	150	146
	Discovery Communications LLC	3.950%	6/15/25	303	292
	Discovery Communications LLC	3.950%	3/20/28	400	364
	Discovery Communications LLC	5.000%	9/20/37	325	265
	Discovery Communications LLC	6.350%	6/1/40	150	135
	Discovery Communications LLC	5.200%	9/20/47	225	170
	Discovery Communications LLC	5.300%	5/15/49	75	57
	Discovery Communications LLC	4.650%	5/15/50	200	139
	Discovery Communications LLC	4.000%	9/15/55	269	161
	Electronic Arts Inc.	4.800%	3/1/26	100	98
	Expedia Group Inc.	5.000%	2/15/26	150	147
	Expedia Group Inc.	4.625%	8/1/27	150	143
	Expedia Group Inc.	3.250%	2/15/30	250	211
	Expedia Group Inc.	2.950%	3/15/31	81	65
	Fox Corp.	3.050%	4/7/25	100	96
	Fox Corp.	4.709%	1/25/29	375	355
	Fox Corp.	3.500%	4/8/30	150	130
	Fox Corp.	5.476%	1/25/39	250	216
	Fox Corp.	5.576%	1/25/49	325	271
	Grupo Televisa SAB	4.625%	1/30/26	100	97
	Grupo Televisa SAB	6.625%	1/15/40	125	122
	Grupo Televisa SAB	5.000%	5/13/45	225	178
	Grupo Televisa SAB	5.250%	5/24/49	200	165
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	210	207
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	94
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	93
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	150
	Koninklijke KPN NV	8.375%	10/1/30	125	140
	Meta Platforms Inc.	3.500%	8/15/27	200	189
	Meta Platforms Inc.	4.600%	5/15/28	275	269
	Meta Platforms Inc.	4.800%	5/15/30	200	195
	Meta Platforms Inc.	3.850%	8/15/32	200	177
	Meta Platforms Inc.	4.950%	5/15/33	300	288
	Meta Platforms Inc.	4.450%	8/15/52	200	158
	Meta Platforms Inc.	5.600%	5/15/53	442	419
	Meta Platforms Inc.	4.650%	8/15/62	200	158
	Meta Platforms Inc.	5.750%	5/15/63	310	292
	NBCUniversal Media LLC	4.450%	1/15/43	225	184
	Netflix Inc.	4.375%	11/15/26	245	236
	Netflix Inc.	4.875%	4/15/28	409	396
	Netflix Inc.	5.875%	11/15/28	230	232
	Netflix Inc.	6.375%	5/15/29	85	88
[5]	Netflix Inc.	5.375%	11/15/29	147	143
[5]	Netflix Inc.	4.875%	6/15/30	125	118
	Omnicom Group Inc.	2.450%	4/30/30	150	121
	Omnicom Group Inc.	4.200%	6/1/30	100	90
	Omnicom Group Inc.	2.600%	8/1/31	200	158
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	150	146
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	250	237
	Orange SA	9.000%	3/1/31	550	650
	Orange SA	5.375%	1/13/42	325	295

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Orange SA	5.500%	2/6/44	200	184
Paramount Global Inc.	4.750%	5/15/25	134	131
Paramount Global Inc.	4.000%	1/15/26	400	379
Paramount Global Inc.	2.900%	1/15/27	279	247
Paramount Global Inc.	3.375%	2/15/28	100	87
Paramount Global Inc.	3.700%	6/1/28	100	87
Paramount Global Inc.	4.950%	1/15/31	250	215
Paramount Global Inc.	4.200%	5/19/32	200	159
Paramount Global Inc.	5.500%	5/15/33	75	64
Paramount Global Inc.	6.875%	4/30/36	240	217
Paramount Global Inc.	4.850%	7/1/42	225	151
Paramount Global Inc.	4.375%	3/15/43	256	165
Paramount Global Inc.	5.850%	9/1/43	225	174
Paramount Global Inc.	4.900%	8/15/44	100	67
Paramount Global Inc.	4.950%	5/19/50	250	169
Rogers Communications Inc.	3.625%	12/15/25	125	118
Rogers Communications Inc.	2.900%	11/15/26	100	91
Rogers Communications Inc.	3.200%	3/15/27	200	183
Rogers Communications Inc.	3.800%	3/15/32	400	332
Rogers Communications Inc.	4.500%	3/15/42	200	155
Rogers Communications Inc.	4.500%	3/15/43	265	200
Rogers Communications Inc.	5.000%	3/15/44	190	153
Rogers Communications Inc.	4.350%	5/1/49	250	178
Rogers Communications Inc.	3.700%	11/15/49	150	96
Rogers Communications Inc.	4.550%	3/15/52	400	292
Sprint Capital Corp.	6.875%	11/15/28	250	258
Sprint Capital Corp.	8.750%	3/15/32	448	519
Sprint LLC	7.625%	2/15/25	245	249
Take-Two Interactive Software Inc.	3.550%	4/14/25	200	193
Take-Two Interactive Software Inc.	3.700%	4/14/27	200	187
Telefonica Emisiones SA	4.103%	3/8/27	250	236
Telefonica Emisiones SA	7.045%	6/20/36	475	489
Telefonica Emisiones SA	4.665%	3/6/38	200	160
Telefonica Emisiones SA	5.213%	3/8/47	550	436
Telefonica Emisiones SA	4.895%	3/6/48	250	189
Telefonica Europe BV	8.250%	9/15/30	250	278
TELUS Corp.	2.800%	2/16/27	100	92
TELUS Corp.	3.400%	5/13/32	100	82
TELUS Corp.	4.300%	6/15/49	200	146
Tencent Music Entertainment Group	2.000%	9/3/30	200	152
Time Warner Cable Enterprises LLC	8.375%	7/15/33	200	214
Time Warner Cable LLC	6.550%	5/1/37	200	181
Time Warner Cable LLC	7.300%	7/1/38	50	48
Time Warner Cable LLC	6.750%	6/15/39	400	365
Time Warner Cable LLC	5.875%	11/15/40	425	352
Time Warner Cable LLC	5.500%	9/1/41	250	195
Time Warner Cable LLC	4.500%	9/15/42	250	173
T-Mobile USA Inc.	3.500%	4/15/25	600	579
T-Mobile USA Inc.	1.500%	2/15/26	200	181
T-Mobile USA Inc.	2.250%	2/15/26	339	312
T-Mobile USA Inc.	2.625%	4/15/26	104	96
T-Mobile USA Inc.	3.750%	4/15/27	800	747
T-Mobile USA Inc.	5.375%	4/15/27	70	69
T-Mobile USA Inc.	4.750%	2/1/28	200	192
T-Mobile USA Inc.	2.050%	2/15/28	250	215
T-Mobile USA Inc.	4.950%	3/15/28	70	68
T-Mobile USA Inc.	4.800%	7/15/28	200	192
T-Mobile USA Inc.	2.625%	2/15/29	140	119

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
T-Mobile USA Inc.	2.400%	3/15/29	100	84
T-Mobile USA Inc.	3.375%	4/15/29	110	97
T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,345
T-Mobile USA Inc.	2.550%	2/15/31	900	716
T-Mobile USA Inc.	2.875%	2/15/31	186	151
T-Mobile USA Inc.	3.500%	4/15/31	395	334
T-Mobile USA Inc.	2.250%	11/15/31	500	381
T-Mobile USA Inc.	2.700%	3/15/32	200	156
T-Mobile USA Inc.	5.200%	1/15/33	300	283
T-Mobile USA Inc.	5.050%	7/15/33	460	426
T-Mobile USA Inc.	4.375%	4/15/40	400	321
T-Mobile USA Inc.	3.000%	2/15/41	155	103
T-Mobile USA Inc.	4.500%	4/15/50	600	460
T-Mobile USA Inc.	3.300%	2/15/51	1,000	621
T-Mobile USA Inc.	3.400%	10/15/52	575	358
T-Mobile USA Inc.	5.650%	1/15/53	158	144
T-Mobile USA Inc.	5.750%	1/15/54	221	204
T-Mobile USA Inc.	3.600%	11/15/60	200	124
TWDC Enterprises 18 Corp.	3.000%	2/13/26	300	284
TWDC Enterprises 18 Corp.	1.850%	7/30/26	170	154
TWDC Enterprises 18 Corp.	4.375%	8/16/41	75	61
TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	164
TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	93
TWDC Enterprises 18 Corp.	4.125%	6/1/44	200	158
TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	190
Verisign Inc.	2.700%	6/15/31	200	159
Verizon Communications Inc.	3.376%	2/15/25	250	242
Verizon Communications Inc.	0.850%	11/20/25	500	452
Verizon Communications Inc.	1.450%	3/20/26	500	451
Verizon Communications Inc.	2.625%	8/15/26	475	439
Verizon Communications Inc.	4.125%	3/16/27	700	666
Verizon Communications Inc.	3.000%	3/22/27	150	138
Verizon Communications Inc.	2.100%	3/22/28	600	516
Verizon Communications Inc.	4.329%	9/21/28	829	778
Verizon Communications Inc.	4.016%	12/3/29	727	658
Verizon Communications Inc.	3.150%	3/22/30	310	264
Verizon Communications Inc.	1.680%	10/30/30	527	400
Verizon Communications Inc.	1.750%	1/20/31	500	377
Verizon Communications Inc.	2.550%	3/21/31	800	636
Verizon Communications Inc.	2.355%	3/15/32	933	711
Verizon Communications Inc.	5.050%	5/9/33	177	165
Verizon Communications Inc.	4.500%	8/10/33	575	512
Verizon Communications Inc.	4.400%	11/1/34	325	282
Verizon Communications Inc.	4.272%	1/15/36	256	218
Verizon Communications Inc.	4.812%	3/15/39	350	301
Verizon Communications Inc.	2.650%	11/20/40	700	440
Verizon Communications Inc.	3.400%	3/22/41	600	423
Verizon Communications Inc.	2.850%	9/3/41	200	129
Verizon Communications Inc.	4.750%	11/1/41	200	172
Verizon Communications Inc.	4.125%	8/15/46	250	186
Verizon Communications Inc.	4.862%	8/21/46	639	528
Verizon Communications Inc.	4.522%	9/15/48	176	138
Verizon Communications Inc.	4.000%	3/22/50	250	178
Verizon Communications Inc.	2.875%	11/20/50	500	288
Verizon Communications Inc.	3.550%	3/22/51	900	593
Verizon Communications Inc.	2.987%	10/30/56	900	500
Verizon Communications Inc.	3.000%	11/20/60	500	271
Verizon Communications Inc.	3.700%	3/22/61	500	318

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vodafone Group plc	4.375%	5/30/28	103	99
Vodafone Group plc	7.875%	2/15/30	150	165
Vodafone Group plc	6.250%	11/30/32	100	101
Vodafone Group plc	6.150%	2/27/37	200	197
Vodafone Group plc	4.375%	2/19/43	275	212
Vodafone Group plc	4.875%	6/19/49	350	279
Vodafone Group plc	4.250%	9/17/50	300	216
Vodafone Group plc	5.625%	2/10/53	110	97
Vodafone Group plc	5.125%	6/19/59	100	79
Walt Disney Co.	3.350%	3/24/25	345	334
Walt Disney Co.	3.700%	10/15/25	125	121
Walt Disney Co.	1.750%	1/13/26	300	276
Walt Disney Co.	2.200%	1/13/28	200	177
Walt Disney Co.	2.000%	9/1/29	400	331
Walt Disney Co.	3.800%	3/22/30	240	217
Walt Disney Co.	2.650%	1/13/31	700	579
Walt Disney Co.	6.200%	12/15/34	400	415
Walt Disney Co.	6.400%	12/15/35	149	156
Walt Disney Co.	6.650%	11/15/37	200	215
Walt Disney Co.	4.625%	3/23/40	75	65
Walt Disney Co.	3.500%	5/13/40	400	300
Walt Disney Co.	5.400%	10/1/43	100	93
Walt Disney Co.	4.750%	9/15/44	175	149
Walt Disney Co.	2.750%	9/1/49	275	163
Walt Disney Co.	4.700%	3/23/50	395	335
Walt Disney Co.	3.600%	1/13/51	400	278
Walt Disney Co.	3.800%	5/13/60	300	207
Warnermedia Holdings Inc.	3.638%	3/15/25	300	289
Warnermedia Holdings Inc.	3.755%	3/15/27	800	738
Warnermedia Holdings Inc.	4.054%	3/15/29	300	268
Warnermedia Holdings Inc.	4.279%	3/15/32	1,000	849
Warnermedia Holdings Inc.	5.050%	3/15/42	900	696
Warnermedia Holdings Inc.	5.141%	3/15/52	1,400	1,039
Warnermedia Holdings Inc.	5.391%	3/15/62	350	258
Weibo Corp.	3.375%	7/8/30	200	156
				89,638
Consumer Discretionary (1.6%)
Alibaba Group Holding Ltd.	3.600%	11/28/24	400	390
Alibaba Group Holding Ltd.	3.400%	12/6/27	400	367
Alibaba Group Holding Ltd.	2.125%	2/9/31	300	234
Alibaba Group Holding Ltd.	4.500%	11/28/34	280	242
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	155
Alibaba Group Holding Ltd.	4.200%	12/6/47	225	157
Alibaba Group Holding Ltd.	3.150%	2/9/51	200	113
Alibaba Group Holding Ltd.	4.400%	12/6/57	100	69
Alibaba Group Holding Ltd.	3.250%	2/9/61	300	161
Amazon.com Inc.	3.800%	12/5/24	120	118
Amazon.com Inc.	3.000%	4/13/25	200	193
Amazon.com Inc.	0.800%	6/3/25	285	264
Amazon.com Inc.	5.200%	12/3/25	225	225
Amazon.com Inc.	1.000%	5/12/26	600	539
Amazon.com Inc.	3.300%	4/13/27	600	564
Amazon.com Inc.	1.200%	6/3/27	285	248
Amazon.com Inc.	3.150%	8/22/27	725	674
Amazon.com Inc.	4.550%	12/1/27	500	490
Amazon.com Inc.	1.650%	5/12/28	500	430
Amazon.com Inc.	3.450%	4/13/29	400	369
Amazon.com Inc.	1.500%	6/3/30	405	321

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	2.100%	5/12/31	500	401
	Amazon.com Inc.	3.600%	4/13/32	500	444
	Amazon.com Inc.	4.700%	12/1/32	500	477
	Amazon.com Inc.	4.800%	12/5/34	225	216
	Amazon.com Inc.	3.875%	8/22/37	600	511
	Amazon.com Inc.	2.875%	5/12/41	500	352
	Amazon.com Inc.	4.050%	8/22/47	600	482
	Amazon.com Inc.	2.500%	6/3/50	800	468
	Amazon.com Inc.	3.100%	5/12/51	700	461
	Amazon.com Inc.	3.950%	4/13/52	400	309
	Amazon.com Inc.	2.700%	6/3/60	400	225
	Amazon.com Inc.	3.250%	5/12/61	200	127
	Amazon.com Inc.	4.100%	4/13/62	400	304
	American Honda Finance Corp.	4.600%	4/17/25	200	197
	American Honda Finance Corp.	1.200%	7/8/25	200	185
	American Honda Finance Corp.	5.250%	7/7/26	200	199
	American Honda Finance Corp.	2.350%	1/8/27	100	91
	American Honda Finance Corp.	2.000%	3/24/28	100	86
	American Honda Finance Corp.	5.125%	7/7/28	200	197
	American Honda Finance Corp.	2.250%	1/12/29	100	86
	American Honda Finance Corp.	4.600%	4/17/30	200	190
	American Honda Finance Corp.	1.800%	1/13/31	300	233
[2]	American University	3.672%	4/1/49	110	80
	Aptiv plc	4.350%	3/15/29	50	47
	Aptiv plc	4.400%	10/1/46	50	36
	Aptiv plc	5.400%	3/15/49	50	42
	Aptiv plc	3.100%	12/1/51	250	143
	Aptiv plc / Aptiv Corp.	3.250%	3/1/32	200	164
	Aptiv plc / Aptiv Corp.	4.150%	5/1/52	200	138
	AutoNation Inc.	3.500%	11/15/24	205	198
	AutoNation Inc.	4.500%	10/1/25	150	145
	AutoNation Inc.	3.800%	11/15/27	75	67
	AutoNation Inc.	3.850%	3/1/32	250	203
	AutoZone Inc.	3.250%	4/15/25	132	127
	AutoZone Inc.	3.750%	6/1/27	100	94
	AutoZone Inc.	3.750%	4/18/29	100	90
	AutoZone Inc.	4.000%	4/15/30	250	225
	AutoZone Inc.	1.650%	1/15/31	200	150
	AutoZone Inc.	4.750%	8/1/32	200	183
	Best Buy Co. Inc.	4.450%	10/1/28	200	190
	BorgWarner Inc.	2.650%	7/1/27	200	179
	BorgWarner Inc.	4.375%	3/15/45	100	74
	California Endowment	2.498%	4/1/51	50	29
	California Institute of Technology	4.321%	8/1/45	70	58
	California Institute of Technology	4.700%	11/1/11	50	39
	California Institute of Technology	3.650%	9/1/19	100	61
	Claremont Mckenna College	3.775%	1/1/22	150	91
	Darden Restaurants Inc.	3.850%	5/1/27	200	187
	Darden Restaurants Inc.	4.550%	2/15/48	50	39
	Dick's Sporting Goods Inc.	3.150%	1/15/32	200	154
	Dick's Sporting Goods Inc.	4.100%	1/15/52	100	61
	DR Horton Inc.	2.500%	10/15/24	100	96
[2]	Duke University	2.682%	10/1/44	100	67
[2]	Duke University	2.757%	10/1/50	50	31
[2]	Duke University	2.832%	10/1/55	125	77
	eBay Inc.	1.900%	3/11/25	180	170
	eBay Inc.	1.400%	5/10/26	200	179
	eBay Inc.	3.600%	6/5/27	300	279

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
eBay Inc.	2.700%	3/11/30	200	166
eBay Inc.	2.600%	5/10/31	200	160
eBay Inc.	4.000%	7/15/42	200	147
eBay Inc.	3.650%	5/10/51	200	132
Emory University	2.143%	9/1/30	150	122
Emory University	2.969%	9/1/50	50	32
Ford Foundation	2.415%	6/1/50	60	35
Ford Foundation	2.815%	6/1/70	150	82
Fortune Brands Innovations Inc.	4.000%	6/15/25	233	225
Fortune Brands Innovations Inc.	3.250%	9/15/29	50	43
Fortune Brands Innovations Inc.	5.875%	6/1/33	100	96
General Motors Co.	6.125%	10/1/25	600	599
General Motors Co.	6.800%	10/1/27	100	102
General Motors Co.	5.600%	10/15/32	200	186
General Motors Co.	5.000%	4/1/35	165	141
General Motors Co.	6.600%	4/1/36	250	243
General Motors Co.	5.150%	4/1/38	225	187
General Motors Co.	6.250%	10/2/43	210	188
General Motors Co.	5.200%	4/1/45	230	179
General Motors Co.	5.400%	4/1/48	200	158
General Motors Co.	5.950%	4/1/49	175	148
General Motors Financial Co. Inc.	1.200%	10/15/24	200	190
General Motors Financial Co. Inc.	3.500%	11/7/24	200	194
General Motors Financial Co. Inc.	2.900%	2/26/25	958	914
General Motors Financial Co. Inc.	3.800%	4/7/25	250	241
General Motors Financial Co. Inc.	4.350%	4/9/25	325	316
General Motors Financial Co. Inc.	2.750%	6/20/25	150	141
General Motors Financial Co. Inc.	5.250%	3/1/26	150	147
General Motors Financial Co. Inc.	5.400%	4/6/26	200	196
General Motors Financial Co. Inc.	1.500%	6/10/26	200	177
General Motors Financial Co. Inc.	4.350%	1/17/27	325	306
General Motors Financial Co. Inc.	5.000%	4/9/27	250	240
General Motors Financial Co. Inc.	2.700%	8/20/27	500	438
General Motors Financial Co. Inc.	2.400%	4/10/28	200	170
General Motors Financial Co. Inc.	5.800%	6/23/28	250	244
General Motors Financial Co. Inc.	2.400%	10/15/28	200	166
General Motors Financial Co. Inc.	4.300%	4/6/29	500	448
General Motors Financial Co. Inc.	3.600%	6/21/30	700	586
General Motors Financial Co. Inc.	2.350%	1/8/31	300	226
General Motors Financial Co. Inc.	2.700%	6/10/31	200	153
General Motors Financial Co. Inc.	6.400%	1/9/33	100	97
George Washington University	4.126%	9/15/48	150	119
Georgetown University	4.315%	4/1/49	68	55
Georgetown University	2.943%	4/1/50	100	61
Georgetown University	5.215%	10/1/18	59	49
Harley-Davidson Inc.	3.500%	7/28/25	100	95
Harley-Davidson Inc.	4.625%	7/28/45	125	91
Hasbro Inc.	3.900%	11/19/29	350	310
Hasbro Inc.	6.350%	3/15/40	125	121
Hasbro Inc.	5.100%	5/15/44	50	41
Home Depot Inc.	2.700%	4/15/25	200	192
Home Depot Inc.	2.500%	4/15/27	395	360
Home Depot Inc.	2.800%	9/14/27	200	183
Home Depot Inc.	2.950%	6/15/29	600	534
Home Depot Inc.	2.700%	4/15/30	445	379
Home Depot Inc.	1.375%	3/15/31	500	378
Home Depot Inc.	1.875%	9/15/31	200	155
Home Depot Inc.	3.250%	4/15/32	200	171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	4.500%	9/15/32	200	189
	Home Depot Inc.	5.875%	12/16/36	825	849
	Home Depot Inc.	3.300%	4/15/40	295	219
	Home Depot Inc.	5.950%	4/1/41	175	179
	Home Depot Inc.	4.200%	4/1/43	200	164
	Home Depot Inc.	4.875%	2/15/44	300	268
	Home Depot Inc.	4.400%	3/15/45	100	82
	Home Depot Inc.	4.250%	4/1/46	330	264
	Home Depot Inc.	3.900%	6/15/47	250	190
	Home Depot Inc.	4.500%	12/6/48	225	189
	Home Depot Inc.	3.350%	4/15/50	375	256
	Home Depot Inc.	2.375%	3/15/51	200	110
	Home Depot Inc.	2.750%	9/15/51	300	178
	Home Depot Inc.	3.625%	4/15/52	500	355
	Home Depot Inc.	4.950%	9/15/52	250	224
	Honda Motor Co. Ltd.	2.534%	3/10/27	200	182
	Honda Motor Co. Ltd.	2.967%	3/10/32	200	168
	Howard University	5.209%	10/1/52	50	41
	Hyatt Hotels Corp.	1.800%	10/1/24	200	192
	Hyatt Hotels Corp.	4.850%	3/15/26	200	195
	Hyatt Hotels Corp.	4.375%	9/15/28	75	69
	Hyatt Hotels Corp.	5.750%	4/23/30	200	193
	JD.com Inc.	3.875%	4/29/26	200	191
	JD.com Inc.	3.375%	1/14/30	200	172
[2]	Johns Hopkins University	4.083%	7/1/53	75	59
	Johns Hopkins University	4.705%	7/1/32	75	72
	Lear Corp.	3.800%	9/15/27	41	38
	Lear Corp.	4.250%	5/15/29	150	136
	Lear Corp.	3.500%	5/30/30	100	85
	Lear Corp.	5.250%	5/15/49	125	101
	Leggett & Platt Inc.	3.800%	11/15/24	100	97
	Leggett & Platt Inc.	3.500%	11/15/27	125	114
	Leggett & Platt Inc.	4.400%	3/15/29	75	69
	Leggett & Platt Inc.	3.500%	11/15/51	200	127
	Leland Stanford Junior University	3.647%	5/1/48	200	154
	Lennar Corp.	5.250%	6/1/26	200	197
	Lowe's Cos. Inc.	4.400%	9/8/25	150	147
	Lowe's Cos. Inc.	3.375%	9/15/25	200	191
	Lowe's Cos. Inc.	4.800%	4/1/26	200	196
	Lowe's Cos. Inc.	2.500%	4/15/26	250	232
	Lowe's Cos. Inc.	3.100%	5/3/27	350	322
	Lowe's Cos. Inc.	1.300%	4/15/28	260	216
	Lowe's Cos. Inc.	1.700%	9/15/28	200	167
	Lowe's Cos. Inc.	6.500%	3/15/29	67	70
	Lowe's Cos. Inc.	3.650%	4/5/29	300	272
	Lowe's Cos. Inc.	4.500%	4/15/30	250	233
	Lowe's Cos. Inc.	1.700%	10/15/30	300	230
	Lowe's Cos. Inc.	2.625%	4/1/31	500	405
	Lowe's Cos. Inc.	3.750%	4/1/32	500	433
	Lowe's Cos. Inc.	5.000%	4/15/33	250	235
	Lowe's Cos. Inc.	5.150%	7/1/33	200	190
	Lowe's Cos. Inc.	2.800%	9/15/41	200	129
	Lowe's Cos. Inc.	4.250%	9/15/44	28	20
	Lowe's Cos. Inc.	3.700%	4/15/46	250	173
	Lowe's Cos. Inc.	4.050%	5/3/47	300	221
	Lowe's Cos. Inc.	3.000%	10/15/50	500	294
	Lowe's Cos. Inc.	4.250%	4/1/52	300	221
	Lowe's Cos. Inc.	5.625%	4/15/53	200	182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	5.750%	7/1/53	200	187
	Lowe's Cos. Inc.	4.450%	4/1/62	250	182
	Lowe's Cos. Inc.	5.800%	9/15/62	200	181
	Lowe's Cos. Inc.	5.850%	4/1/63	200	183
	Magna International Inc.	4.150%	10/1/25	100	97
	Magna International Inc.	2.450%	6/15/30	100	82
	Marriott International Inc.	3.750%	3/15/25	175	169
	Marriott International Inc.	3.750%	10/1/25	65	62
	Marriott International Inc.	3.125%	6/15/26	1,083	1,013
	Marriott International Inc.	4.000%	4/15/28	50	46
	Marriott International Inc.	4.625%	6/15/30	200	184
	Marriott International Inc.	2.850%	4/15/31	300	241
	Masco Corp.	3.500%	11/15/27	100	91
	Masco Corp.	1.500%	2/15/28	200	168
	Masco Corp.	7.750%	8/1/29	24	26
	Masco Corp.	2.000%	2/15/31	100	77
	Masco Corp.	4.500%	5/15/47	100	74
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	125	108
	Massachusetts Institute of Technology	2.989%	7/1/50	85	57
	Massachusetts Institute of Technology	3.067%	4/1/52	100	67
	Massachusetts Institute of Technology	5.600%	7/1/11	130	129
	Massachusetts Institute of Technology	4.678%	7/1/14	125	103
	Massachusetts Institute of Technology	3.885%	7/1/16	100	69
	McDonald's Corp.	3.300%	7/1/25	497	479
	McDonald's Corp.	3.700%	1/30/26	300	289
	McDonald's Corp.	3.500%	3/1/27	200	188
	McDonald's Corp.	3.500%	7/1/27	315	295
	McDonald's Corp.	3.800%	4/1/28	350	329
	McDonald's Corp.	4.800%	8/14/28	200	196
	McDonald's Corp.	2.625%	9/1/29	200	172
	McDonald's Corp.	2.125%	3/1/30	200	164
	McDonald's Corp.	3.600%	7/1/30	200	179
	McDonald's Corp.	4.700%	12/9/35	200	182
	McDonald's Corp.	6.300%	10/15/37	150	156
	McDonald's Corp.	6.300%	3/1/38	100	104
	McDonald's Corp.	5.700%	2/1/39	100	97
	McDonald's Corp.	3.700%	2/15/42	25	19
	McDonald's Corp.	3.625%	5/1/43	100	73
	McDonald's Corp.	4.600%	5/26/45	210	174
	McDonald's Corp.	4.875%	12/9/45	300	259
	McDonald's Corp.	4.450%	3/1/47	250	203
	McDonald's Corp.	4.450%	9/1/48	150	122
	McDonald's Corp.	3.625%	9/1/49	200	141
	McDonald's Corp.	4.200%	4/1/50	200	155
	MDC Holdings Inc.	2.500%	1/15/31	100	75
	MDC Holdings Inc.	6.000%	1/15/43	100	84
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	250	296
	Mohawk Industries Inc.	3.625%	5/15/30	125	109
	NIKE Inc.	2.400%	3/27/25	225	215
	NIKE Inc.	2.375%	11/1/26	200	184
	NIKE Inc.	2.750%	3/27/27	200	185
	NIKE Inc.	2.850%	3/27/30	200	173
	NIKE Inc.	3.625%	5/1/43	125	98
	NIKE Inc.	3.875%	11/1/45	225	179
	NIKE Inc.	3.375%	3/27/50	300	214
[2]	Northwestern University	4.643%	12/1/44	75	67
[2]	Northwestern University	2.640%	12/1/50	50	31

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Northwestern University	3.662%	12/1/57	75	54
	NVR Inc.	3.000%	5/15/30	200	167
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	303
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	381
	President and Fellows of Harvard College	4.875%	10/15/40	225	209
	President and Fellows of Harvard College	3.150%	7/15/46	100	70
	President and Fellows of Harvard College	3.745%	11/15/52	100	77
	PulteGroup Inc.	5.500%	3/1/26	200	198
	PulteGroup Inc.	6.375%	5/15/33	300	301
	Ralph Lauren Corp.	3.750%	9/15/25	50	48
	Ralph Lauren Corp.	2.950%	6/15/30	200	171
	Rockefeller Foundation	2.492%	10/1/50	250	144
	Ross Stores Inc.	4.600%	4/15/25	200	196
	Ross Stores Inc.	1.875%	4/15/31	200	153
	Sands China Ltd.	5.375%	8/8/25	400	387
	Sands China Ltd.	4.300%	1/8/26	200	187
	Sands China Ltd.	2.550%	3/8/27	200	173
	Sands China Ltd.	5.650%	8/8/28	400	376
	Sands China Ltd.	4.875%	6/18/30	200	173
	Starbucks Corp.	2.450%	6/15/26	200	185
	Starbucks Corp.	3.500%	3/1/28	100	92
	Starbucks Corp.	4.000%	11/15/28	200	188
	Starbucks Corp.	3.550%	8/15/29	200	181
	Starbucks Corp.	2.250%	3/12/30	450	369
	Starbucks Corp.	2.550%	11/15/30	550	451
	Starbucks Corp.	4.300%	6/15/45	50	39
	Starbucks Corp.	3.750%	12/1/47	125	89
	Starbucks Corp.	4.500%	11/15/48	200	160
	Starbucks Corp.	3.350%	3/12/50	100	65
	Starbucks Corp.	3.500%	11/15/50	300	203
	Tapestry Inc.	4.125%	7/15/27	23	21
	Tapestry Inc.	3.050%	3/15/32	200	146
	TJX Cos. Inc.	2.250%	9/15/26	350	322
	Toll Brothers Finance Corp.	4.350%	2/15/28	250	232
	Toyota Motor Corp.	1.339%	3/25/26	500	454
	Toyota Motor Corp.	2.760%	7/2/29	100	88
	Toyota Motor Credit Corp.	1.450%	1/13/25	200	190
	Toyota Motor Credit Corp.	1.800%	2/13/25	250	238
	Toyota Motor Credit Corp.	3.400%	4/14/25	125	121
	Toyota Motor Credit Corp.	5.600%	9/11/25	200	200
	Toyota Motor Credit Corp.	4.450%	5/18/26	144	141
	Toyota Motor Credit Corp.	1.125%	6/18/26	200	179
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	187
	Toyota Motor Credit Corp.	1.900%	1/13/27	80	72
	Toyota Motor Credit Corp.	1.150%	8/13/27	500	428
	Toyota Motor Credit Corp.	4.550%	9/20/27	250	243
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	92
	Toyota Motor Credit Corp.	1.900%	4/6/28	200	174
	Toyota Motor Credit Corp.	5.250%	9/11/28	200	199
	Toyota Motor Credit Corp.	3.650%	1/8/29	530	491
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	124
	Toyota Motor Credit Corp.	3.375%	4/1/30	400	354
	Toyota Motor Credit Corp.	4.550%	5/17/30	101	96
	Toyota Motor Credit Corp.	1.900%	9/12/31	200	154
	Tractor Supply Co.	1.750%	11/1/30	200	152
	Trustees of Boston College	3.129%	7/1/52	100	65
[2]	Trustees of Boston University	4.061%	10/1/48	50	40
	Trustees of Princeton University	5.700%	3/1/39	150	153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trustees of Princeton University	2.516%	7/1/50	150	92
	Trustees of Princeton University	4.201%	3/1/52	100	83
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	113
	Trustees of the University of Pennsylvania	4.674%	9/1/12	50	40
[2]	University of Chicago	2.547%	4/1/50	100	62
	University of Chicago	3.000%	10/1/52	50	33
[2]	University of Chicago	4.003%	10/1/53	100	78
	University of Miami	4.063%	4/1/52	100	76
[2]	University of Notre Dame du Lac	3.438%	2/15/45	100	74
	University of Notre Dame du Lac	3.394%	2/15/48	125	91
[2]	University of Southern California	3.028%	10/1/39	100	75
[2]	University of Southern California	3.841%	10/1/47	100	78
	University of Southern California	2.945%	10/1/51	200	126
	University of Southern California	5.250%	10/1/11	100	90
	VF Corp.	2.400%	4/23/25	200	188
	VF Corp.	2.950%	4/23/30	200	157
	Washington University	3.524%	4/15/54	100	71
	Washington University	4.349%	4/15/22	50	37
	Whirlpool Corp.	3.700%	5/1/25	75	72
	Whirlpool Corp.	4.750%	2/26/29	150	143
	Whirlpool Corp.	5.500%	3/1/33	100	96
	Whirlpool Corp.	4.500%	6/1/46	100	77
	Whirlpool Corp.	4.600%	5/15/50	75	58
[2]	William Marsh Rice University	3.574%	5/15/45	150	113
	Yale University	0.873%	4/15/25	100	93
	Yale University	1.482%	4/15/30	100	80
	Yale University	2.402%	4/15/50	100	58
					63,141
Consumer Staples (1.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	106
	Altria Group Inc.	2.350%	5/6/25	150	142
	Altria Group Inc.	5.800%	2/14/39	120	111
	Altria Group Inc.	3.400%	2/4/41	500	324
	Altria Group Inc.	4.250%	8/9/42	275	198
	Altria Group Inc.	4.500%	5/2/43	125	93
	Altria Group Inc.	5.375%	1/31/44	350	314
	Altria Group Inc.	3.875%	9/16/46	425	276
	Altria Group Inc.	5.950%	2/14/49	155	139
	Altria Group Inc.	3.700%	2/4/51	750	463
	Altria Group Inc.	6.200%	2/14/59	70	66
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	1,045	1,004
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,095
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,630	1,419
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	91
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	450	382
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	414
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	473
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	465	451
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	1,000	890
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	238
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	183
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	121
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	294
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	605	512
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	601	493

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	576
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	150	125
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	175	147
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	151
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	187	153
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	186
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	83
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	93
Archer-Daniels-Midland Co.	3.750%	9/15/47	50	37
Archer-Daniels-Midland Co.	4.500%	3/15/49	125	105
Archer-Daniels-Midland Co.	2.700%	9/15/51	200	120
BAT Capital Corp.	4.700%	4/2/27	330	316
BAT Capital Corp.	3.557%	8/15/27	231	211
BAT Capital Corp.	2.259%	3/25/28	500	423
BAT Capital Corp.	6.343%	8/2/30	200	197
BAT Capital Corp.	2.726%	3/25/31	500	385
BAT Capital Corp.	7.750%	10/19/32	100	106
BAT Capital Corp.	6.421%	8/2/33	200	194
BAT Capital Corp.	4.390%	8/15/37	525	400
BAT Capital Corp.	4.540%	8/15/47	575	396
BAT Capital Corp.	4.758%	9/6/49	250	176
BAT Capital Corp.	3.984%	9/25/50	300	188
BAT Capital Corp.	5.650%	3/16/52	200	160
BAT International Finance plc	5.931%	2/2/29	200	196
Brown-Forman Corp.	3.500%	4/15/25	81	78
Brown-Forman Corp.	4.750%	4/15/33	200	190
Brown-Forman Corp.	4.500%	7/15/45	100	84
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	186
Bunge Ltd. Finance Corp.	2.750%	5/14/31	350	284
Campbell Soup Co.	3.950%	3/15/25	200	194
Campbell Soup Co.	3.300%	3/19/25	125	120
Campbell Soup Co.	4.150%	3/15/28	175	164
Campbell Soup Co.	4.800%	3/15/48	135	109
Campbell Soup Co.	3.125%	4/24/50	100	61
Church & Dwight Co. Inc.	3.150%	8/1/27	100	93
Church & Dwight Co. Inc.	3.950%	8/1/47	75	56
Clorox Co.	3.100%	10/1/27	50	46
Clorox Co.	3.900%	5/15/28	50	46
Clorox Co.	1.800%	5/15/30	50	39
Coca-Cola Co.	3.375%	3/25/27	200	189
Coca-Cola Co.	2.900%	5/25/27	559	519
Coca-Cola Co.	1.000%	3/15/28	500	422
Coca-Cola Co.	2.125%	9/6/29	125	106
Coca-Cola Co.	3.450%	3/25/30	250	226
Coca-Cola Co.	1.375%	3/15/31	500	382
Coca-Cola Co.	4.125%	3/25/40	100	84
Coca-Cola Co.	2.500%	6/1/40	200	136
Coca-Cola Co.	2.875%	5/5/41	500	355
Coca-Cola Co.	4.200%	3/25/50	175	147
Coca-Cola Co.	2.600%	6/1/50	300	183
Coca-Cola Co.	2.750%	6/1/60	325	194
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	120
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	170
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	136
Colgate-Palmolive Co.	3.100%	8/15/27	250	234
Colgate-Palmolive Co.	4.000%	8/15/45	150	124
Conagra Brands Inc.	4.600%	11/1/25	150	146
Conagra Brands Inc.	7.000%	10/1/28	75	79

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conagra Brands Inc.	8.250%	9/15/30	50	56
Conagra Brands Inc.	5.300%	11/1/38	100	88
Constellation Brands Inc.	4.750%	11/15/24	175	173
Constellation Brands Inc.	4.400%	11/15/25	100	97
Constellation Brands Inc.	3.700%	12/6/26	425	401
Constellation Brands Inc.	3.500%	5/9/27	150	139
Constellation Brands Inc.	3.600%	2/15/28	175	161
Constellation Brands Inc.	4.650%	11/15/28	75	71
Constellation Brands Inc.	3.150%	8/1/29	225	197
Constellation Brands Inc.	2.875%	5/1/30	356	298
Constellation Brands Inc.	2.250%	8/1/31	200	156
Constellation Brands Inc.	5.250%	11/15/48	225	199
Constellation Brands Inc.	3.750%	5/1/50	125	88
Costco Wholesale Corp.	3.000%	5/18/27	100	93
Costco Wholesale Corp.	1.375%	6/20/27	250	218
Costco Wholesale Corp.	1.600%	4/20/30	1,900	1,524
Costco Wholesale Corp.	1.750%	4/20/32	200	153
Delhaize America LLC	9.000%	4/15/31	100	114
Diageo Capital plc	2.125%	10/24/24	200	193
Diageo Capital plc	1.375%	9/29/25	200	185
Diageo Capital plc	5.300%	10/24/27	250	249
Diageo Capital plc	2.000%	4/29/30	200	162
Diageo Capital plc	2.125%	4/29/32	200	155
Diageo Capital plc	5.875%	9/30/36	50	51
Diageo Capital plc	3.875%	4/29/43	250	194
Dollar General Corp.	4.150%	11/1/25	105	101
Dollar General Corp.	3.875%	4/15/27	150	140
Dollar General Corp.	4.125%	5/1/28	150	140
Dollar General Corp.	5.200%	7/5/28	200	194
Dollar General Corp.	3.500%	4/3/30	100	85
Dollar General Corp.	5.450%	7/5/33	200	185
Dollar General Corp.	4.125%	4/3/50	350	237
Dollar Tree Inc.	4.000%	5/15/25	200	194
Dollar Tree Inc.	4.200%	5/15/28	300	279
Estee Lauder Cos. Inc.	3.150%	3/15/27	367	343
Estee Lauder Cos. Inc.	2.375%	12/1/29	125	105
Estee Lauder Cos. Inc.	4.650%	5/15/33	200	187
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	77
Estee Lauder Cos. Inc.	4.375%	6/15/45	100	80
Estee Lauder Cos. Inc.	4.150%	3/15/47	100	78
Estee Lauder Cos. Inc.	3.125%	12/1/49	125	81
Flowers Foods Inc.	3.500%	10/1/26	75	70
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	80
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	200	141
General Mills Inc.	4.200%	4/17/28	225	212
General Mills Inc.	2.875%	4/15/30	150	126
General Mills Inc.	2.250%	10/14/31	250	194
General Mills Inc.	4.950%	3/29/33	200	187
Haleon US Capital LLC	3.375%	3/24/27	250	232
Haleon US Capital LLC	3.375%	3/24/29	250	224
Haleon US Capital LLC	3.625%	3/24/32	1,000	858
Hershey Co.	2.050%	11/15/24	55	53
Hershey Co.	3.200%	8/21/25	65	63
Hershey Co.	2.300%	8/15/26	100	93
Hershey Co.	2.450%	11/15/29	130	112
Hershey Co.	3.125%	11/15/49	150	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hormel Foods Corp.	1.800%	6/11/30	200	160
	Hormel Foods Corp.	3.050%	6/3/51	200	128
	Ingredion Inc.	3.200%	10/1/26	100	94
	Ingredion Inc.	2.900%	6/1/30	175	146
	J M Smucker Co.	3.500%	3/15/25	175	169
	J M Smucker Co.	3.375%	12/15/27	150	138
	J M Smucker Co.	2.375%	3/15/30	100	81
	J M Smucker Co.	2.125%	3/15/32	100	75
	J M Smucker Co.	4.250%	3/15/35	100	84
	J M Smucker Co.	4.375%	3/15/45	125	95
[5]	JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL	6.750%	3/15/34	198	193
[5]	JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL	7.250%	11/15/53	122	118
	JBS USA LUX SA/JBS USA Food Co. / JBS USA Finance Inc.	5.500%	1/15/30	500	467
	JBS USA LUX SA/JBS USA Food Co. / JBS USA Finance Inc.	5.750%	4/1/33	700	639
	JBS USA LUX SA/JBS USA Food Co. / JBS USA Finance Inc.	4.375%	2/2/52	400	264
	JBS USA LUX SA/JBS USA Food Co. / JBS USA Finance Inc.	6.500%	12/1/52	200	179
	Kellogg Co.	3.250%	4/1/26	125	118
	Kellogg Co.	3.400%	11/15/27	125	115
	Kellogg Co.	4.300%	5/15/28	100	94
	Kellogg Co.	7.450%	4/1/31	125	136
[5]	Kenvue Inc.	5.050%	3/22/28	200	197
[5]	Kenvue Inc.	4.900%	3/22/33	200	191
[5]	Kenvue Inc.	5.100%	3/22/43	200	184
[5]	Kenvue Inc.	5.050%	3/22/53	200	181
	Keurig Dr Pepper Inc.	4.417%	5/25/25	66	65
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	95
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	69
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	93
	Keurig Dr Pepper Inc.	3.950%	4/15/29	250	231
	Keurig Dr Pepper Inc.	3.200%	5/1/30	150	129
	Keurig Dr Pepper Inc.	2.250%	3/15/31	250	197
	Keurig Dr Pepper Inc.	4.050%	4/15/32	250	220
	Keurig Dr Pepper Inc.	4.500%	11/15/45	200	160
	Keurig Dr Pepper Inc.	4.420%	12/15/46	125	97
	Keurig Dr Pepper Inc.	3.800%	5/1/50	150	106
	Keurig Dr Pepper Inc.	4.500%	4/15/52	250	197
	Kimberly-Clark Corp.	3.050%	8/15/25	50	48
	Kimberly-Clark Corp.	2.750%	2/15/26	100	94
	Kimberly-Clark Corp.	1.050%	9/15/27	500	427
	Kimberly-Clark Corp.	3.950%	11/1/28	50	47
	Kimberly-Clark Corp.	3.200%	4/25/29	150	136
	Kimberly-Clark Corp.	3.100%	3/26/30	155	136
	Kimberly-Clark Corp.	2.000%	11/2/31	250	197
	Kimberly-Clark Corp.	6.625%	8/1/37	250	275
	Kimberly-Clark Corp.	5.300%	3/1/41	25	24
	Kimberly-Clark Corp.	3.200%	7/30/46	175	118
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	35
	Kraft Heinz Foods Co.	3.000%	6/1/26	350	328
	Kraft Heinz Foods Co.	3.750%	4/1/30	200	179
	Kraft Heinz Foods Co.	4.250%	3/1/31	200	182
	Kraft Heinz Foods Co.	6.875%	1/26/39	100	105
	Kraft Heinz Foods Co.	6.500%	2/9/40	250	252
	Kraft Heinz Foods Co.	5.200%	7/15/45	800	696

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kraft Heinz Foods Co.	4.375%	6/1/46	450	349
Kraft Heinz Foods Co.	4.875%	10/1/49	350	291
Kraft Heinz Foods Co.	5.500%	6/1/50	250	227
Kroger Co.	3.500%	2/1/26	160	152
Kroger Co.	2.650%	10/15/26	140	128
Kroger Co.	3.700%	8/1/27	100	93
Kroger Co.	7.700%	6/1/29	50	55
Kroger Co.	8.000%	9/15/29	125	139
Kroger Co.	2.200%	5/1/30	100	80
Kroger Co.	7.500%	4/1/31	100	109
Kroger Co.	5.400%	7/15/40	50	45
Kroger Co.	5.000%	4/15/42	125	105
Kroger Co.	5.150%	8/1/43	100	85
Kroger Co.	4.450%	2/1/47	150	117
Kroger Co.	4.650%	1/15/48	225	180
Kroger Co.	3.950%	1/15/50	175	126
McCormick & Co. Inc.	3.400%	8/15/27	150	138
McCormick & Co. Inc.	2.500%	4/15/30	250	204
Mead Johnson Nutrition Co.	4.125%	11/15/25	355	344
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	98
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	125
Molson Coors Beverage Co.	3.000%	7/15/26	375	349
Molson Coors Beverage Co.	5.000%	5/1/42	200	172
Molson Coors Beverage Co.	4.200%	7/15/46	375	281
Mondelez International Inc.	1.500%	5/4/25	100	94
Mondelez International Inc.	2.625%	3/17/27	200	182
Mondelez International Inc.	2.750%	4/13/30	115	97
Mondelez International Inc.	1.875%	10/15/32	500	373
Mondelez International Inc.	2.625%	9/4/50	250	143
PepsiCo Inc.	2.250%	3/19/25	265	253
PepsiCo Inc.	2.750%	4/30/25	200	192
PepsiCo Inc.	3.500%	7/17/25	452	438
PepsiCo Inc.	2.375%	10/6/26	225	209
PepsiCo Inc.	2.625%	3/19/27	100	92
PepsiCo Inc.	3.000%	10/15/27	325	301
PepsiCo Inc.	4.450%	5/15/28	200	196
PepsiCo Inc.	2.625%	7/29/29	200	175
PepsiCo Inc.	2.750%	3/19/30	345	298
PepsiCo Inc.	1.625%	5/1/30	200	160
PepsiCo Inc.	1.400%	2/25/31	200	154
PepsiCo Inc.	3.500%	3/19/40	175	135
PepsiCo Inc.	2.625%	10/21/41	200	136
PepsiCo Inc.	3.600%	8/13/42	100	78
PepsiCo Inc.	4.450%	4/14/46	300	260
PepsiCo Inc.	3.450%	10/6/46	300	220
PepsiCo Inc.	4.000%	5/2/47	100	82
PepsiCo Inc.	3.375%	7/29/49	240	171
PepsiCo Inc.	2.875%	10/15/49	325	212
PepsiCo Inc.	3.875%	3/19/60	150	113
Philip Morris International Inc.	3.250%	11/10/24	250	243
Philip Morris International Inc.	5.125%	11/15/24	200	199
Philip Morris International Inc.	3.375%	8/11/25	150	144
Philip Morris International Inc.	5.000%	11/17/25	200	198
Philip Morris International Inc.	2.750%	2/25/26	305	286
Philip Morris International Inc.	5.125%	11/17/27	200	196
Philip Morris International Inc.	3.125%	3/2/28	100	90
Philip Morris International Inc.	3.375%	8/15/29	250	220
Philip Morris International Inc.	5.625%	11/17/29	200	198

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Philip Morris International Inc.	2.100%	5/1/30	150	119
Philip Morris International Inc.	5.500%	9/7/30	244	237
Philip Morris International Inc.	1.750%	11/1/30	500	380
Philip Morris International Inc.	5.750%	11/17/32	700	682
Philip Morris International Inc.	5.375%	2/15/33	200	189
Philip Morris International Inc.	5.625%	9/7/33	114	110
Philip Morris International Inc.	6.375%	5/16/38	200	203
Philip Morris International Inc.	4.375%	11/15/41	500	391
Philip Morris International Inc.	4.500%	3/20/42	125	100
Philip Morris International Inc.	3.875%	8/21/42	25	18
Pilgrim's Pride Corp.	3.500%	3/1/32	500	387
Procter & Gamble Co.	0.550%	10/29/25	300	273
Procter & Gamble Co.	2.800%	3/25/27	500	463
Procter & Gamble Co.	3.000%	3/25/30	500	444
Procter & Gamble Co.	1.200%	10/29/30	300	232
Procter & Gamble Co.	5.550%	3/5/37	150	154
Procter & Gamble Co.	3.550%	3/25/40	188	152
Procter & Gamble Co.	3.500%	10/25/47	169	127
Reynolds American Inc.	4.450%	6/12/25	326	317
Reynolds American Inc.	5.700%	8/15/35	175	156
Reynolds American Inc.	7.250%	6/15/37	100	100
Reynolds American Inc.	6.150%	9/15/43	75	66
Reynolds American Inc.	5.850%	8/15/45	450	372
Sysco Corp.	3.750%	10/1/25	75	72
Sysco Corp.	3.300%	7/15/26	250	235
Sysco Corp.	3.250%	7/15/27	175	161
Sysco Corp.	2.400%	2/15/30	100	82
Sysco Corp.	5.950%	4/1/30	166	167
Sysco Corp.	6.600%	4/1/40	175	179
Sysco Corp.	4.500%	4/1/46	200	157
Sysco Corp.	4.450%	3/15/48	100	78
Sysco Corp.	6.600%	4/1/50	250	258
Sysco Corp.	3.150%	12/14/51	250	153
Target Corp.	2.250%	4/15/25	200	191
Target Corp.	2.500%	4/15/26	175	165
Target Corp.	1.950%	1/15/27	100	90
Target Corp.	3.375%	4/15/29	200	183
Target Corp.	2.650%	9/15/30	250	211
Target Corp.	4.500%	9/15/32	200	186
Target Corp.	6.500%	10/15/37	103	109
Target Corp.	7.000%	1/15/38	125	140
Target Corp.	3.900%	11/15/47	300	229
Target Corp.	4.800%	1/15/53	250	214
Tyson Foods Inc.	4.000%	3/1/26	100	96
Tyson Foods Inc.	3.550%	6/2/27	275	255
Tyson Foods Inc.	4.350%	3/1/29	280	261
Tyson Foods Inc.	5.150%	8/15/44	200	167
Tyson Foods Inc.	5.100%	9/28/48	275	224
Unilever Capital Corp.	3.375%	3/22/25	100	97
Unilever Capital Corp.	3.100%	7/30/25	225	216
Unilever Capital Corp.	2.000%	7/28/26	125	114
Unilever Capital Corp.	4.875%	9/8/28	200	197
Unilever Capital Corp.	1.375%	9/14/30	300	231
Unilever Capital Corp.	1.750%	8/12/31	500	386
Unilever Capital Corp.	5.900%	11/15/32	200	207
Unilever Capital Corp.	5.000%	12/8/33	200	194
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	365
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	301

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	197
Walmart Inc.	2.650%	12/15/24	200	194
Walmart Inc.	3.550%	6/26/25	309	300
Walmart Inc.	3.900%	9/9/25	225	219
Walmart Inc.	4.000%	4/15/26	100	97
Walmart Inc.	3.050%	7/8/26	250	237
Walmart Inc.	1.050%	9/17/26	100	89
Walmart Inc.	3.900%	4/15/28	200	191
Walmart Inc.	3.700%	6/26/28	450	426
Walmart Inc.	3.250%	7/8/29	300	274
Walmart Inc.	2.375%	9/24/29	175	152
Walmart Inc.	1.800%	9/22/31	100	79
Walmart Inc.	4.150%	9/9/32	250	233
Walmart Inc.	4.100%	4/15/33	250	229
Walmart Inc.	5.250%	9/1/35	192	192
Walmart Inc.	6.200%	4/15/38	315	341
Walmart Inc.	3.950%	6/28/38	275	235
Walmart Inc.	5.000%	10/25/40	100	96
Walmart Inc.	4.000%	4/11/43	274	225
Walmart Inc.	3.625%	12/15/47	265	201
Walmart Inc.	4.050%	6/29/48	375	308
Walmart Inc.	2.650%	9/22/51	200	123
Walmart Inc.	4.500%	9/9/52	200	172
Walmart Inc.	4.500%	4/15/53	250	215
				68,765
Energy (1.9%)
Apache Corp.	4.375%	10/15/28	16	14
Apache Corp.	4.250%	1/15/30	60	53
Apache Corp.	6.000%	1/15/37	77	70
Apache Corp.	5.100%	9/1/40	233	185
Apache Corp.	5.250%	2/1/42	42	33
Apache Corp.	4.750%	4/15/43	75	55
Apache Corp.	5.350%	7/1/49	68	52
Baker Hughes Holdings LLC	5.125%	9/15/40	175	158
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	200	179
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	183
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	217
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	275	205
Boardwalk Pipelines LP	4.950%	12/15/24	150	148
Boardwalk Pipelines LP	5.950%	6/1/26	200	199
Boardwalk Pipelines LP	4.450%	7/15/27	100	94
BP Capital Markets America Inc.	3.410%	2/11/26	100	96
BP Capital Markets America Inc.	3.119%	5/4/26	550	520
BP Capital Markets America Inc.	3.017%	1/16/27	400	371
BP Capital Markets America Inc.	4.234%	11/6/28	225	214
BP Capital Markets America Inc.	3.633%	4/6/30	350	315
BP Capital Markets America Inc.	2.721%	1/12/32	200	162
BP Capital Markets America Inc.	4.812%	2/13/33	400	375
BP Capital Markets America Inc.	4.893%	9/11/33	300	282
BP Capital Markets America Inc.	3.060%	6/17/41	300	207
BP Capital Markets America Inc.	3.000%	2/24/50	450	281
BP Capital Markets America Inc.	2.772%	11/10/50	300	177
BP Capital Markets America Inc.	2.939%	6/4/51	500	305
BP Capital Markets America Inc.	3.001%	3/17/52	300	184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.379%	2/8/61	400	249
	BP Capital Markets plc	3.279%	9/19/27	200	186
	Burlington Resources LLC	7.400%	12/1/31	175	195
	Canadian Natural Resources Ltd.	3.850%	6/1/27	500	466
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	83
	Canadian Natural Resources Ltd.	6.450%	6/30/33	125	125
	Canadian Natural Resources Ltd.	5.850%	2/1/35	100	94
	Canadian Natural Resources Ltd.	6.250%	3/15/38	300	290
	Canadian Natural Resources Ltd.	4.950%	6/1/47	140	115
	Cenovus Energy Inc.	4.250%	4/15/27	100	94
	Cenovus Energy Inc.	2.650%	1/15/32	100	78
	Cenovus Energy Inc.	5.250%	6/15/37	38	34
	Cenovus Energy Inc.	6.750%	11/15/39	39	39
	Cenovus Energy Inc.	5.400%	6/15/47	119	102
	Cenovus Energy Inc.	3.750%	2/15/52	150	99
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	225	223
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	525	510
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	266
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	100	75
	Cheniere Energy Inc.	4.625%	10/15/28	252	232
	Cheniere Energy Partners LP	4.500%	10/1/29	275	249
	Cheniere Energy Partners LP	4.000%	3/1/31	146	124
	Cheniere Energy Partners LP	3.250%	1/31/32	350	278
[5]	Cheniere Energy Partners LP	5.950%	6/30/33	247	238
	Chevron Corp.	1.554%	5/11/25	300	282
	Chevron Corp.	2.236%	5/11/30	500	417
	Chevron USA Inc.	1.018%	8/12/27	500	429
	Chevron USA Inc.	3.850%	1/15/28	100	95
	Chevron USA Inc.	3.250%	10/15/29	200	180
	Chevron USA Inc.	5.250%	11/15/43	175	163
	Chevron USA Inc.	2.343%	8/12/50	200	113
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	400	320
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	200	129
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	200	193
	CNOOC Petroleum North America ULC	5.875%	3/10/35	200	199
	CNOOC Petroleum North America ULC	6.400%	5/15/37	225	232
	Columbia Pipeline Group Inc.	4.500%	6/1/25	300	292
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	89
	ConocoPhillips	4.300%	8/15/28	46	44
	ConocoPhillips	2.400%	2/15/31	300	239
	ConocoPhillips	5.900%	5/15/38	450	447
	ConocoPhillips	6.500%	2/1/39	100	107
	ConocoPhillips	4.875%	10/1/47	100	86
	ConocoPhillips Co.	6.950%	4/15/29	262	283
	ConocoPhillips Co.	5.050%	9/15/33	200	191
	ConocoPhillips Co.	3.758%	3/15/42	88	67
	ConocoPhillips Co.	4.300%	11/15/44	275	222
	ConocoPhillips Co.	3.800%	3/15/52	100	72
	ConocoPhillips Co.	5.300%	5/15/53	178	163
	ConocoPhillips Co.	5.550%	3/15/54	175	166
	ConocoPhillips Co.	4.025%	3/15/62	300	215
	ConocoPhillips Co.	5.700%	9/15/63	125	119
	Continental Resources Inc.	4.375%	1/15/28	200	185
	Continental Resources Inc.	4.900%	6/1/44	50	37
	Coterra Energy Inc.	3.900%	5/15/27	200	188
	DCP Midstream Operating LP	5.625%	7/15/27	75	74
	DCP Midstream Operating LP	3.250%	2/15/32	181	146
	Devon Energy Corp.	5.850%	12/15/25	100	99

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Devon Energy Corp.	5.250%	10/15/27	100	97
Devon Energy Corp.	5.875%	6/15/28	130	129
Devon Energy Corp.	4.500%	1/15/30	130	118
Devon Energy Corp.	7.875%	9/30/31	160	175
Devon Energy Corp.	7.950%	4/15/32	163	180
Devon Energy Corp.	5.000%	6/15/45	150	121
Diamondback Energy Inc.	3.250%	12/1/26	100	93
Diamondback Energy Inc.	3.500%	12/1/29	200	178
Diamondback Energy Inc.	3.125%	3/24/31	200	167
Diamondback Energy Inc.	4.400%	3/24/51	200	148
Diamondback Energy Inc.	4.250%	3/15/52	100	71
Diamondback Energy Inc.	6.250%	3/15/53	200	191
Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	64
Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	85
Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	200	154
Enbridge Energy Partners LP	5.875%	10/15/25	150	150
Enbridge Energy Partners LP	7.500%	4/15/38	150	158
Enbridge Energy Partners LP	5.500%	9/15/40	125	110
Enbridge Inc.	2.500%	1/15/25	100	96
Enbridge Inc.	1.600%	10/4/26	200	178
Enbridge Inc.	3.700%	7/15/27	150	139
Enbridge Inc.	3.125%	11/15/29	200	172
Enbridge Inc.	5.700%	3/8/33	350	335
Enbridge Inc.	2.500%	8/1/33	200	148
Enbridge Inc.	4.500%	6/10/44	100	77
Enbridge Inc.	4.000%	11/15/49	100	70
Enbridge Inc.	3.400%	8/1/51	200	125
Energy Transfer LP	4.050%	3/15/25	700	680
Energy Transfer LP	4.750%	1/15/26	500	487
Energy Transfer LP	4.400%	3/15/27	150	142
Energy Transfer LP	5.500%	6/1/27	300	295
Energy Transfer LP	5.550%	2/15/28	200	197
Energy Transfer LP	4.950%	5/15/28	200	191
Energy Transfer LP	5.250%	4/15/29	425	407
Energy Transfer LP	3.750%	5/15/30	250	218
Energy Transfer LP	5.750%	2/15/33	200	192
Energy Transfer LP	6.625%	10/15/36	225	222
Energy Transfer LP	5.800%	6/15/38	150	137
Energy Transfer LP	6.050%	6/1/41	100	90
Energy Transfer LP	6.500%	2/1/42	275	262
Energy Transfer LP	4.950%	1/15/43	175	136
Energy Transfer LP	5.300%	4/1/44	300	243
Energy Transfer LP	5.000%	5/15/44	100	78
Energy Transfer LP	5.350%	5/15/45	100	82
Energy Transfer LP	6.125%	12/15/45	200	179
Energy Transfer LP	5.300%	4/15/47	200	162
Energy Transfer LP	5.400%	10/1/47	275	226
Energy Transfer LP	6.000%	6/15/48	300	266
Energy Transfer LP	6.250%	4/15/49	320	294
Energy Transfer LP	5.000%	5/15/50	500	392
Enterprise Products Operating LLC	3.750%	2/15/25	150	146
Enterprise Products Operating LLC	5.050%	1/10/26	200	198
Enterprise Products Operating LLC	3.700%	2/15/26	150	144
Enterprise Products Operating LLC	3.950%	2/15/27	100	95
Enterprise Products Operating LLC	3.125%	7/31/29	200	176
Enterprise Products Operating LLC	2.800%	1/31/30	300	255
Enterprise Products Operating LLC	6.875%	3/1/33	175	188
Enterprise Products Operating LLC	7.550%	4/15/38	150	166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	6.125%	10/15/39	300	299
	Enterprise Products Operating LLC	5.950%	2/1/41	175	172
	Enterprise Products Operating LLC	4.450%	2/15/43	300	245
	Enterprise Products Operating LLC	4.850%	3/15/44	520	447
	Enterprise Products Operating LLC	4.900%	5/15/46	425	362
	Enterprise Products Operating LLC	4.250%	2/15/48	300	235
	Enterprise Products Operating LLC	4.200%	1/31/50	350	270
	Enterprise Products Operating LLC	3.200%	2/15/52	300	191
	Enterprise Products Operating LLC	3.300%	2/15/53	200	130
	Enterprise Products Operating LLC	3.950%	1/31/60	200	141
	Enterprise Products Operating LLC	5.250%	8/16/77	100	88
	Enterprise Products Operating LLC	5.375%	2/15/78	200	166
	EOG Resources Inc.	4.150%	1/15/26	150	146
	EOG Resources Inc.	4.375%	4/15/30	200	189
	EOG Resources Inc.	4.950%	4/15/50	200	176
	EQT Corp.	6.125%	2/1/25	56	56
[5]	EQT Corp.	3.125%	5/15/26	150	139
	EQT Corp.	3.900%	10/1/27	200	185
	EQT Corp.	5.700%	4/1/28	200	196
	EQT Corp.	5.000%	1/15/29	200	188
	EQT Corp.	7.000%	2/1/30	200	206
	Equinor ASA	3.250%	11/10/24	150	146
	Equinor ASA	1.750%	1/22/26	479	442
	Equinor ASA	7.250%	9/23/27	250	266
	Equinor ASA	3.625%	9/10/28	175	163
	Equinor ASA	2.375%	5/22/30	400	335
	Equinor ASA	5.100%	8/17/40	125	116
	Equinor ASA	4.250%	11/23/41	175	145
	Equinor ASA	3.950%	5/15/43	125	99
	Equinor ASA	4.800%	11/8/43	175	153
	Equinor ASA	3.250%	11/18/49	225	151
	Equinor ASA	3.700%	4/6/50	405	295
	Exxon Mobil Corp.	2.992%	3/19/25	950	917
	Exxon Mobil Corp.	3.043%	3/1/26	300	284
	Exxon Mobil Corp.	2.275%	8/16/26	600	555
	Exxon Mobil Corp.	2.440%	8/16/29	250	216
	Exxon Mobil Corp.	2.610%	10/15/30	650	549
	Exxon Mobil Corp.	2.995%	8/16/39	100	73
	Exxon Mobil Corp.	4.227%	3/19/40	400	340
	Exxon Mobil Corp.	3.567%	3/6/45	235	173
	Exxon Mobil Corp.	4.114%	3/1/46	200	160
	Exxon Mobil Corp.	4.327%	3/19/50	825	678
	Exxon Mobil Corp.	3.452%	4/15/51	500	348
	Halliburton Co.	3.800%	11/15/25	8	8
	Halliburton Co.	2.920%	3/1/30	200	170
	Halliburton Co.	6.700%	9/15/38	345	363
	Halliburton Co.	4.500%	11/15/41	100	80
	Halliburton Co.	5.000%	11/15/45	500	423
	Helmerich & Payne Inc.	2.900%	9/29/31	100	79
	Hess Corp.	4.300%	4/1/27	250	237
	Hess Corp.	7.125%	3/15/33	100	105
	Hess Corp.	5.600%	2/15/41	450	406
	HF Sinclair Corp.	5.875%	4/1/26	200	199
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	47
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	244
	Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	51
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	193
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	239

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	43
Kinder Morgan Energy Partners LP	4.700%	11/1/42	475	368
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	60
Kinder Morgan Inc.	4.300%	6/1/25	300	292
Kinder Morgan Inc.	1.750%	11/15/26	200	178
Kinder Morgan Inc.	4.300%	3/1/28	200	188
Kinder Morgan Inc.	7.800%	8/1/31	290	314
Kinder Morgan Inc.	7.750%	1/15/32	265	287
Kinder Morgan Inc.	5.200%	6/1/33	350	324
Kinder Morgan Inc.	5.300%	12/1/34	175	160
Kinder Morgan Inc.	5.550%	6/1/45	200	172
Kinder Morgan Inc.	5.050%	2/15/46	350	280
Kinder Morgan Inc.	3.600%	2/15/51	200	127
Magellan Midstream Partners LP	3.250%	6/1/30	200	170
Magellan Midstream Partners LP	5.150%	10/15/43	125	101
Magellan Midstream Partners LP	4.250%	9/15/46	200	141
Magellan Midstream Partners LP	4.200%	10/3/47	150	105
Magellan Midstream Partners LP	4.850%	2/1/49	100	77
Marathon Oil Corp.	4.400%	7/15/27	200	188
Marathon Oil Corp.	6.800%	3/15/32	400	405
Marathon Petroleum Corp.	4.700%	5/1/25	300	294
Marathon Petroleum Corp.	5.125%	12/15/26	200	197
Marathon Petroleum Corp.	6.500%	3/1/41	300	296
Marathon Petroleum Corp.	4.500%	4/1/48	260	193
MPLX LP	4.875%	12/1/24	400	394
MPLX LP	4.875%	6/1/25	283	277
MPLX LP	4.125%	3/1/27	300	284
MPLX LP	4.250%	12/1/27	400	375
MPLX LP	4.000%	3/15/28	400	369
MPLX LP	2.650%	8/15/30	500	403
MPLX LP	4.950%	9/1/32	149	136
MPLX LP	5.000%	3/1/33	200	182
MPLX LP	4.500%	4/15/38	400	323
MPLX LP	5.500%	2/15/49	455	385
MPLX LP	4.950%	3/14/52	200	156
MPLX LP	5.650%	3/1/53	200	172
NOV Inc.	3.600%	12/1/29	200	175
NOV Inc.	3.950%	12/1/42	125	87
Occidental Petroleum Corp.	5.875%	9/1/25	107	107
Occidental Petroleum Corp.	5.500%	12/1/25	80	79
Occidental Petroleum Corp.	5.550%	3/15/26	150	148
Occidental Petroleum Corp.	8.500%	7/15/27	86	92
Occidental Petroleum Corp.	6.375%	9/1/28	97	98
Occidental Petroleum Corp.	8.875%	7/15/30	176	197
Occidental Petroleum Corp.	6.625%	9/1/30	255	258
Occidental Petroleum Corp.	6.125%	1/1/31	196	193
Occidental Petroleum Corp.	7.500%	5/1/31	153	162
Occidental Petroleum Corp.	7.875%	9/15/31	85	92
Occidental Petroleum Corp.	6.450%	9/15/36	301	296
Occidental Petroleum Corp.	7.950%	6/15/39	43	47
Occidental Petroleum Corp.	6.200%	3/15/40	128	122
Occidental Petroleum Corp.	6.600%	3/15/46	196	192
Occidental Petroleum Corp.	4.400%	4/15/46	75	55
Occidental Petroleum Corp.	4.200%	3/15/48	53	37
ONEOK Inc.	2.200%	9/15/25	425	395
ONEOK Inc.	5.550%	11/1/26	52	52
ONEOK Inc.	4.550%	7/15/28	200	188
ONEOK Inc.	5.650%	11/1/28	100	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	4.350%	3/15/29	100	92
	ONEOK Inc.	3.400%	9/1/29	245	212
	ONEOK Inc.	3.100%	3/15/30	200	167
	ONEOK Inc.	6.050%	9/1/33	350	344
	ONEOK Inc.	4.950%	7/13/47	200	158
	ONEOK Inc.	4.450%	9/1/49	150	108
	ONEOK Inc.	4.500%	3/15/50	100	72
	ONEOK Inc.	7.150%	1/15/51	150	151
	ONEOK Inc.	6.625%	9/1/53	250	245
	ONEOK Partners LP	6.650%	10/1/36	300	298
	ONEOK Partners LP	6.125%	2/1/41	150	139
	Ovintiv Inc.	5.375%	1/1/26	100	99
	Ovintiv Inc.	5.650%	5/15/28	100	98
	Ovintiv Inc.	7.375%	11/1/31	50	52
	Ovintiv Inc.	6.250%	7/15/33	100	97
	Ovintiv Inc.	6.500%	8/15/34	150	147
	Ovintiv Inc.	6.625%	8/15/37	200	191
	Ovintiv Inc.	6.500%	2/1/38	100	96
	Ovintiv Inc.	7.100%	7/15/53	75	75
	Patterson-UTI Energy Inc.	5.150%	11/15/29	150	137
	Patterson-UTI Energy Inc.	7.150%	10/1/33	100	100
[2]	Petroleos Mexicanos	2.378%	4/15/25	10	10
	Phillips 66	3.850%	4/9/25	300	292
	Phillips 66	2.150%	12/15/30	100	79
	Phillips 66	4.650%	11/15/34	300	269
	Phillips 66	4.875%	11/15/44	500	427
	Phillips 66	3.300%	3/15/52	200	125
	Phillips 66 Co.	2.450%	12/15/24	50	48
	Phillips 66 Co.	3.605%	2/15/25	250	242
	Phillips 66 Co.	4.950%	12/1/27	200	196
	Phillips 66 Co.	3.750%	3/1/28	50	46
	Phillips 66 Co.	3.150%	12/15/29	100	86
	Phillips 66 Co.	4.680%	2/15/45	245	195
	Pioneer Natural Resources Co.	1.900%	8/15/30	300	235
	Pioneer Natural Resources Co.	2.150%	1/15/31	200	158
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	200	195
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	96
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	236
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	172
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	98
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/42	110	87
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	148
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/45	50	38
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	397
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	449
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	243
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	280
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	300	275
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	150	147
	Schlumberger Investment SA	4.500%	5/15/28	100	97
	Schlumberger Investment SA	2.650%	6/26/30	300	254

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Schlumberger Investment SA	4.850%	5/15/33	100	94
Shell International Finance BV	3.250%	5/11/25	200	193
Shell International Finance BV	2.875%	5/10/26	500	472
Shell International Finance BV	2.500%	9/12/26	600	556
Shell International Finance BV	3.875%	11/13/28	100	94
Shell International Finance BV	2.375%	11/7/29	550	468
Shell International Finance BV	2.750%	4/6/30	50	43
Shell International Finance BV	4.125%	5/11/35	300	264
Shell International Finance BV	6.375%	12/15/38	475	504
Shell International Finance BV	5.500%	3/25/40	175	170
Shell International Finance BV	2.875%	11/26/41	200	136
Shell International Finance BV	4.550%	8/12/43	300	254
Shell International Finance BV	4.375%	5/11/45	430	353
Shell International Finance BV	4.000%	5/10/46	700	542
Shell International Finance BV	3.125%	11/7/49	500	324
Shell International Finance BV	3.000%	11/26/51	200	125
Spectra Energy Partners LP	3.500%	3/15/25	138	133
Spectra Energy Partners LP	3.375%	10/15/26	205	191
Spectra Energy Partners LP	4.500%	3/15/45	325	247
Suncor Energy Inc.	5.950%	12/1/34	125	120
Suncor Energy Inc.	6.800%	5/15/38	225	228
Suncor Energy Inc.	6.500%	6/15/38	300	298
Suncor Energy Inc.	4.000%	11/15/47	100	71
Suncor Energy Inc.	3.750%	3/4/51	200	134
Targa Resources Corp.	4.200%	2/1/33	200	170
Targa Resources Corp.	6.125%	3/15/33	284	279
Targa Resources Corp.	4.950%	4/15/52	200	154
Targa Resources Corp.	6.500%	2/15/53	200	191
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	100	100
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/28	100	95
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	100	100
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/30	200	187
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	200	179
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/32	200	168
TC PipeLines LP	3.900%	5/25/27	50	47
Total Capital International SA	3.386%	6/29/60	200	129
Total Energies Capital International SA	3.461%	7/12/49	200	139
Total Energies Capital International SA	3.127%	5/29/50	100	65
TotalEnergies Capital International SA	2.434%	1/10/25	175	168
TransCanada PipeLines Ltd.	1.000%	10/12/24	200	190
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	234
TransCanada PipeLines Ltd.	4.100%	4/15/30	400	358
TransCanada PipeLines Ltd.	2.500%	10/12/31	200	155
TransCanada PipeLines Ltd.	4.625%	3/1/34	300	261
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	140
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	285
TransCanada PipeLines Ltd.	4.750%	5/15/38	300	251
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	193
TransCanada PipeLines Ltd.	4.875%	5/15/48	300	241
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	93
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	171
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	79
Valero Energy Corp.	4.350%	6/1/28	137	129

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Valero Energy Corp.	7.500%	4/15/32	400	435
Valero Energy Corp.	6.625%	6/15/37	300	307
Valero Energy Corp.	4.900%	3/15/45	150	123
Valero Energy Corp.	3.650%	12/1/51	100	64
Valero Energy Partners LP	4.500%	3/15/28	75	71
Western Midstream Operating LP	3.100%	2/1/25	200	192
Western Midstream Operating LP	4.750%	8/15/28	54	50
Western Midstream Operating LP	4.050%	2/1/30	205	179
Western Midstream Operating LP	6.150%	4/1/33	132	127
Western Midstream Operating LP	5.300%	3/1/48	200	156
Western Midstream Operating LP	5.250%	2/1/50	300	232
Williams Cos. Inc.	3.900%	1/15/25	681	663
Williams Cos. Inc.	3.750%	6/15/27	300	279
Williams Cos. Inc.	5.300%	8/15/28	138	135
Williams Cos. Inc.	3.500%	11/15/30	200	172
Williams Cos. Inc.	2.600%	3/15/31	200	159
Williams Cos. Inc.	4.650%	8/15/32	200	181
Williams Cos. Inc.	5.650%	3/15/33	200	193
Williams Cos. Inc.	6.300%	4/15/40	100	98
Williams Cos. Inc.	5.800%	11/15/43	100	91
Williams Cos. Inc.	5.400%	3/4/44	400	345
Williams Cos. Inc.	5.750%	6/24/44	100	90
Williams Cos. Inc.	5.100%	9/15/45	200	167
Williams Cos. Inc.	4.850%	3/1/48	150	120
Williams Cos. Inc.	3.500%	10/15/51	200	127
Williams Cos. Inc.	5.300%	8/15/52	100	85
				76,502
Financials (7.8%)
ACE Capital Trust II	9.700%	4/1/30	50	59
Aegon NV	5.500%	4/11/48	200	185
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	500	476
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	250	250
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	120
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	750	672
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	200	199
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	272
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	469
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	273
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	200	196
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	750	642
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/30	200	197
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	750	597
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	500	387
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	300	212
Affiliated Managers Group Inc.	3.500%	8/1/25	125	118

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Affiliated Managers Group Inc.	3.300%	6/15/30	300	250
Aflac Inc.	2.875%	10/15/26	75	69
Aflac Inc.	3.600%	4/1/30	225	199
Aflac Inc.	4.000%	10/15/46	50	36
Aflac Inc.	4.750%	1/15/49	235	197
Air Lease Corp.	2.300%	2/1/25	200	189
Air Lease Corp.	3.250%	3/1/25	150	143
Air Lease Corp.	3.375%	7/1/25	250	237
Air Lease Corp.	2.200%	1/15/27	200	177
Air Lease Corp.	3.625%	4/1/27	75	69
Air Lease Corp.	3.625%	12/1/27	200	181
Air Lease Corp.	2.100%	9/1/28	500	415
Air Lease Corp.	4.625%	10/1/28	100	93
Air Lease Corp.	3.250%	10/1/29	100	85
Air Lease Corp.	3.000%	2/1/30	225	185
Air Lease Corp.	3.125%	12/1/30	750	610
Air Lease Corp.	2.875%	1/15/32	200	156
Aircastle Ltd.	4.250%	6/15/26	100	95
Alleghany Corp.	3.625%	5/15/30	100	90
Alleghany Corp.	4.900%	9/15/44	100	88
Alleghany Corp.	3.250%	8/15/51	250	162
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	72
Allstate Corp.	1.450%	12/15/30	100	74
Allstate Corp.	5.250%	3/30/33	200	189
Allstate Corp.	5.550%	5/9/35	75	72
Allstate Corp.	4.500%	6/15/43	125	99
Allstate Corp.	4.200%	12/15/46	200	148
Allstate Corp.	3.850%	8/10/49	100	70
Allstate Corp.	6.500%	5/15/67	100	94
Ally Financial Inc.	2.200%	11/2/28	450	356
Ally Financial Inc.	6.992%	6/13/29	200	196
Ally Financial Inc.	8.000%	11/1/31	400	403
American Express Co.	3.000%	10/30/24	200	194
American Express Co.	3.625%	12/5/24	241	234
American Express Co.	2.250%	3/4/25	200	190
American Express Co.	4.200%	11/6/25	150	145
American Express Co.	4.900%	2/13/26	230	226
American Express Co.	4.990%	5/1/26	200	196
American Express Co.	3.125%	5/20/26	250	235
American Express Co.	1.650%	11/4/26	525	464
American Express Co.	2.550%	3/4/27	200	181
American Express Co.	3.300%	5/3/27	350	322
American Express Co.	5.389%	7/28/27	200	197
American Express Co.	5.282%	7/27/29	200	195
American Express Co.	5.043%	5/1/34	192	177
American Express Co.	4.050%	12/3/42	67	53
American Financial Group Inc.	5.250%	4/2/30	150	143
American Financial Group Inc.	4.500%	6/15/47	110	82
American International Group Inc.	3.900%	4/1/26	450	431
American International Group Inc.	4.200%	4/1/28	120	113
American International Group Inc.	4.250%	3/15/29	30	28
American International Group Inc.	3.400%	6/30/30	120	103
American International Group Inc.	3.875%	1/15/35	100	83
American International Group Inc.	4.700%	7/10/35	45	38
American International Group Inc.	6.250%	5/1/36	475	471
American International Group Inc.	4.500%	7/16/44	350	279
American International Group Inc.	4.750%	4/1/48	200	165
American International Group Inc.	5.750%	4/1/48	125	116

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ameriprise Financial Inc.	3.700%	10/15/24	187	183
Ameriprise Financial Inc.	3.000%	4/2/25	20	19
Ameriprise Financial Inc.	2.875%	9/15/26	100	93
Ameriprise Financial Inc.	5.150%	5/15/33	200	189
Aon Corp.	8.205%	1/1/27	25	26
Aon Corp.	4.500%	12/15/28	100	95
Aon Corp.	3.750%	5/2/29	90	82
Aon Corp.	2.800%	5/15/30	405	338
Aon Corp.	6.250%	9/30/40	100	99
Aon Corp. / Aon Global Holdings plc	5.350%	2/28/33	225	216
Aon Global Ltd.	3.875%	12/15/25	125	120
Aon Global Ltd.	4.600%	6/14/44	175	141
Aon Global Ltd.	4.750%	5/15/45	100	83
Arch Capital Finance LLC	4.011%	12/15/26	100	95
Arch Capital Finance LLC	5.031%	12/15/46	100	83
Arch Capital Group Ltd.	7.350%	5/1/34	50	54
Arch Capital Group Ltd.	3.635%	6/30/50	200	135
Arch Capital Group US Inc.	5.144%	11/1/43	50	43
Ares Capital Corp.	4.250%	3/1/25	105	101
Ares Capital Corp.	3.250%	7/15/25	115	108
Ares Capital Corp.	2.150%	7/15/26	500	439
Ares Capital Corp.	7.000%	1/15/27	80	80
Ares Capital Corp.	2.875%	6/15/27	224	195
Arthur J Gallagher & Co.	5.500%	3/2/33	200	192
Arthur J Gallagher & Co.	5.750%	3/2/53	200	183
Assurant Inc.	4.900%	3/27/28	100	96
Assurant Inc.	6.750%	2/15/34	9	9
Assured Guaranty US Holdings Inc.	6.125%	9/15/28	100	100
Athene Holding Ltd.	4.125%	1/12/28	200	182
Athene Holding Ltd.	6.150%	4/3/30	210	207
Athene Holding Ltd.	3.500%	1/15/31	500	407
Athene Holding Ltd.	3.950%	5/25/51	5	3
Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	200	199
Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	250	250
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	240
Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	250	247
AXA SA	8.600%	12/15/30	112	131
AXIS Specialty Finance LLC	3.900%	7/15/29	50	45
AXIS Specialty Finance LLC	4.900%	1/15/40	50	40
AXIS Specialty Finance plc	4.000%	12/6/27	550	508
Banco Santander SA	5.147%	8/18/25	200	196
Banco Santander SA	5.179%	11/19/25	250	243
Banco Santander SA	1.849%	3/25/26	1,000	899
Banco Santander SA	4.250%	4/11/27	600	560
Banco Santander SA	5.294%	8/18/27	200	193
Banco Santander SA	3.800%	2/23/28	200	180
Banco Santander SA	4.379%	4/12/28	200	185
Banco Santander SA	2.958%	3/25/31	600	477
Banco Santander SA	6.921%	8/8/33	400	383
Bank of America Corp.	3.093%	10/1/25	350	338
Bank of America Corp.	2.456%	10/22/25	300	288
Bank of America Corp.	1.530%	12/6/25	1,225	1,156
Bank of America Corp.	3.366%	1/23/26	300	288
Bank of America Corp.	2.015%	2/13/26	1,000	940

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bank of America Corp.	4.450%	3/3/26	475	458
Bank of America Corp.	3.384%	4/2/26	582	557
Bank of America Corp.	3.500%	4/19/26	320	302
Bank of America Corp.	1.319%	6/19/26	500	458
Bank of America Corp.	4.250%	10/22/26	725	689
Bank of America Corp.	1.197%	10/24/26	500	452
Bank of America Corp.	5.080%	1/20/27	275	269
Bank of America Corp.	3.559%	4/23/27	750	704
Bank of America Corp.	1.734%	7/22/27	500	443
Bank of America Corp.	3.248%	10/21/27	750	684
Bank of America Corp.	4.183%	11/25/27	560	520
Bank of America Corp.	3.824%	1/20/28	1,248	1,158
Bank of America Corp.	2.551%	2/4/28	675	601
Bank of America Corp.	3.705%	4/24/28	350	322
Bank of America Corp.	3.593%	7/21/28	800	730
Bank of America Corp.	6.204%	11/10/28	350	352
Bank of America Corp.	3.419%	12/20/28	1,334	1,196
Bank of America Corp.	3.970%	3/5/29	225	206
Bank of America Corp.	5.202%	4/25/29	450	433
Bank of America Corp.	2.087%	6/14/29	1,500	1,255
Bank of America Corp.	4.271%	7/23/29	575	530
Bank of America Corp.	3.974%	2/7/30	150	135
Bank of America Corp.	3.194%	7/23/30	1,125	961
Bank of America Corp.	2.884%	10/22/30	300	250
Bank of America Corp.	2.496%	2/13/31	750	601
Bank of America Corp.	2.592%	4/29/31	2,000	1,606
Bank of America Corp.	2.687%	4/22/32	500	392
Bank of America Corp.	2.572%	10/20/32	1,500	1,152
Bank of America Corp.	2.972%	2/4/33	925	729
Bank of America Corp.	5.015%	7/22/33	500	460
Bank of America Corp.	5.288%	4/25/34	450	419
Bank of America Corp.	6.110%	1/29/37	335	331
Bank of America Corp.	3.846%	3/8/37	570	463
Bank of America Corp.	4.244%	4/24/38	300	247
Bank of America Corp.	7.750%	5/14/38	240	268
Bank of America Corp.	4.078%	4/23/40	550	434
Bank of America Corp.	2.676%	6/19/41	1,000	640
Bank of America Corp.	5.875%	2/7/42	300	294
Bank of America Corp.	3.311%	4/22/42	400	277
Bank of America Corp.	5.000%	1/21/44	615	539
Bank of America Corp.	4.875%	4/1/44	300	261
Bank of America Corp.	4.750%	4/21/45	100	84
Bank of America Corp.	4.443%	1/20/48	100	80
Bank of America Corp.	4.330%	3/15/50	250	194
Bank of America Corp.	4.083%	3/20/51	1,500	1,107
Bank of America Corp.	2.831%	10/24/51	500	293
Bank of America Corp.	3.483%	3/13/52	500	334
Bank of America Corp.	2.972%	7/21/52	400	242
Bank of America NA	5.650%	8/18/25	275	274
Bank of America NA	5.526%	8/18/26	275	274
Bank of America NA	6.000%	10/15/36	250	251
Bank of Montreal	5.200%	12/12/24	200	198
Bank of Montreal	1.500%	1/10/25	200	189
Bank of Montreal	1.850%	5/1/25	457	429
Bank of Montreal	3.700%	6/7/25	200	193
Bank of Montreal	5.920%	9/25/25	200	200
Bank of Montreal	5.300%	6/5/26	200	197
Bank of Montreal	2.650%	3/8/27	200	180

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bank of Montreal	5.203%	2/1/28	200	195
Bank of Montreal	5.717%	9/25/28	200	198
Bank of Montreal	3.803%	12/15/32	500	437
Bank of New York Mellon	5.224%	11/21/25	250	248
Bank of New York Mellon Corp.	3.250%	9/11/24	84	82
Bank of New York Mellon Corp.	2.100%	10/24/24	225	216
Bank of New York Mellon Corp.	3.000%	2/24/25	547	526
Bank of New York Mellon Corp.	2.800%	5/4/26	576	538
Bank of New York Mellon Corp.	2.450%	8/17/26	408	375
Bank of New York Mellon Corp.	2.050%	1/26/27	120	107
Bank of New York Mellon Corp.	4.947%	4/26/27	200	195
Bank of New York Mellon Corp.	3.250%	5/16/27	150	138
Bank of New York Mellon Corp.	3.442%	2/7/28	150	140
Bank of New York Mellon Corp.	5.802%	10/25/28	200	200
Bank of New York Mellon Corp.	3.000%	10/30/28	200	176
Bank of New York Mellon Corp.	4.543%	2/1/29	200	190
Bank of New York Mellon Corp.	3.300%	8/23/29	100	87
Bank of New York Mellon Corp.	2.500%	1/26/32	80	63
Bank of New York Mellon Corp.	5.834%	10/25/33	200	196
Bank of New York Mellon Corp.	4.706%	2/1/34	200	180
Bank of New York Mellon Corp.	4.967%	4/26/34	1,200	1,106
Bank of Nova Scotia	5.250%	12/6/24	200	198
Bank of Nova Scotia	1.450%	1/10/25	200	189
Bank of Nova Scotia	2.200%	2/3/25	1,875	1,784
Bank of Nova Scotia	3.450%	4/11/25	200	193
Bank of Nova Scotia	5.450%	6/12/25	200	198
Bank of Nova Scotia	4.500%	12/16/25	300	290
Bank of Nova Scotia	2.700%	8/3/26	100	92
Bank of Nova Scotia	1.300%	9/15/26	500	440
Bank of Nova Scotia	1.950%	2/2/27	200	177
Bank of Nova Scotia	5.250%	6/12/28	200	195
Bank of Nova Scotia	2.450%	2/2/32	200	155
Bank of Nova Scotia	4.588%	5/4/37	200	167
Barclays plc	3.650%	3/16/25	350	337
Barclays plc	4.375%	1/12/26	300	287
Barclays plc	2.852%	5/7/26	300	283
Barclays plc	5.200%	5/12/26	610	588
Barclays plc	5.304%	8/9/26	500	490
Barclays plc	7.325%	11/2/26	375	381
Barclays plc	5.829%	5/9/27	350	344
Barclays plc	4.337%	1/10/28	200	185
Barclays plc	4.836%	5/9/28	400	365
Barclays plc	5.501%	8/9/28	325	312
Barclays plc	7.385%	11/2/28	375	385
Barclays plc	4.972%	5/16/29	500	467
Barclays plc	6.490%	9/13/29	326	323
Barclays plc	5.088%	6/20/30	345	308
Barclays plc	2.645%	6/24/31	400	309
Barclays plc	5.746%	8/9/33	325	300
Barclays plc	7.437%	11/2/33	1,125	1,158
Barclays plc	7.119%	6/27/34	270	261
Barclays plc	3.564%	9/23/35	250	193
Barclays plc	5.250%	8/17/45	250	209
Barclays plc	4.950%	1/10/47	200	161
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	144
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	169
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	750	611
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	180	148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	725	450
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	534	400
	Berkshire Hathaway Inc.	3.125%	3/15/26	725	691
	BGC Partners Inc.	3.750%	10/1/24	105	101
	BlackRock Inc.	3.200%	3/15/27	100	94
	BlackRock Inc.	3.250%	4/30/29	90	81
	BlackRock Inc.	2.400%	4/30/30	380	316
	BlackRock Inc.	2.100%	2/25/32	600	464
	BlackRock Inc.	4.750%	5/25/33	200	187
	Blackstone Private Credit Fund	2.625%	12/15/26	300	258
	Blackstone Private Credit Fund	3.250%	3/15/27	400	347
	Blackstone Secured Lending Fund	2.750%	9/16/26	500	439
	Blue Owl Capital Corp.	3.750%	7/22/25	180	169
	Blue Owl Capital Corp.	3.400%	7/15/26	244	219
[5]	Blue Owl Credit Income Corp.	7.950%	6/13/28	200	198
[5]	BNP Paribas SA	3.052%	1/13/31	50	41
	BPCE SA	3.375%	12/2/26	250	231
	Brighthouse Financial Inc.	4.700%	6/22/47	173	120
	Brookfield Corp.	4.000%	1/15/25	157	153
	Brookfield Finance I UK plc / Brookfield Finance Inc.	2.340%	1/30/32	120	90
	Brookfield Finance Inc.	4.250%	6/2/26	50	48
	Brookfield Finance Inc.	3.900%	1/25/28	125	115
	Brookfield Finance Inc.	4.850%	3/29/29	150	142
	Brookfield Finance Inc.	4.350%	4/15/30	205	185
	Brookfield Finance Inc.	4.700%	9/20/47	185	144
	Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/50	125	76
	Brown & Brown Inc.	4.500%	3/15/29	75	69
	Brown & Brown Inc.	2.375%	3/15/31	500	386
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	120	114
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	200	192
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	275	243
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	200	185
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	200	170
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	200	199
	Capital One Financial Corp.	3.300%	10/30/24	1,013	982
	Capital One Financial Corp.	4.200%	10/29/25	175	167
	Capital One Financial Corp.	2.636%	3/3/26	243	229
	Capital One Financial Corp.	3.750%	7/28/26	500	463
	Capital One Financial Corp.	3.750%	3/9/27	100	91
	Capital One Financial Corp.	3.650%	5/11/27	800	731
	Capital One Financial Corp.	3.800%	1/31/28	300	270
	Capital One Financial Corp.	5.468%	2/1/29	200	190
	Capital One Financial Corp.	3.273%	3/1/30	230	192
	Capital One Financial Corp.	5.817%	2/1/34	732	662
	Capital One Financial Corp.	6.377%	6/8/34	500	471
	Cboe Global Markets Inc.	3.650%	1/12/27	110	104
	Charles Schwab Corp.	3.625%	4/1/25	384	371
	Charles Schwab Corp.	3.850%	5/21/25	25	24
	Charles Schwab Corp.	0.900%	3/11/26	300	266
	Charles Schwab Corp.	1.150%	5/13/26	500	442
	Charles Schwab Corp.	5.875%	8/24/26	180	179
	Charles Schwab Corp.	3.200%	3/2/27	250	228
	Charles Schwab Corp.	2.450%	3/3/27	245	218
	Charles Schwab Corp.	3.300%	4/1/27	125	115
	Charles Schwab Corp.	3.200%	1/25/28	100	90
	Charles Schwab Corp.	4.000%	2/1/29	125	115

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charles Schwab Corp.	5.643%	5/19/29	220	215
Charles Schwab Corp.	3.250%	5/22/29	100	87
Charles Schwab Corp.	2.750%	10/1/29	50	42
Charles Schwab Corp.	4.625%	3/22/30	50	47
Charles Schwab Corp.	2.300%	5/13/31	500	386
Charles Schwab Corp.	6.136%	8/24/34	235	228
Chubb Corp.	6.000%	5/11/37	125	127
Chubb Corp.	6.500%	5/15/38	95	101
Chubb INA Holdings Inc.	3.150%	3/15/25	250	241
Chubb INA Holdings Inc.	3.350%	5/3/26	355	337
Chubb INA Holdings Inc.	6.700%	5/15/36	200	215
Chubb INA Holdings Inc.	4.150%	3/13/43	100	81
Chubb INA Holdings Inc.	4.350%	11/3/45	350	286
Chubb INA Holdings Inc.	2.850%	12/15/51	100	62
Chubb INA Holdings Inc.	3.050%	12/15/61	200	119
CI Financial Corp.	4.100%	6/15/51	350	201
Cincinnati Financial Corp.	6.920%	5/15/28	100	105
Cincinnati Financial Corp.	6.125%	11/1/34	75	74
Citibank NA	5.864%	9/29/25	250	250
Citibank NA	5.803%	9/29/28	450	450
Citigroup Inc.	3.875%	3/26/25	350	338
Citigroup Inc.	4.400%	6/10/25	1,716	1,664
Citigroup Inc.	5.500%	9/13/25	75	74
Citigroup Inc.	1.281%	11/3/25	300	283
Citigroup Inc.	3.700%	1/12/26	275	262
Citigroup Inc.	2.014%	1/25/26	300	283
Citigroup Inc.	4.600%	3/9/26	275	265
Citigroup Inc.	5.610%	9/29/26	200	198
Citigroup Inc.	3.200%	10/21/26	1,025	946
Citigroup Inc.	4.300%	11/20/26	75	71
Citigroup Inc.	4.450%	9/29/27	1,230	1,154
Citigroup Inc.	3.887%	1/10/28	475	443
Citigroup Inc.	3.070%	2/24/28	1,000	907
Citigroup Inc.	4.658%	5/24/28	350	334
Citigroup Inc.	3.668%	7/24/28	900	825
Citigroup Inc.	4.125%	7/25/28	100	91
Citigroup Inc.	3.520%	10/27/28	580	525
Citigroup Inc.	3.980%	3/20/30	475	427
Citigroup Inc.	2.976%	11/5/30	300	251
Citigroup Inc.	2.666%	1/29/31	500	405
Citigroup Inc.	4.412%	3/31/31	750	673
Citigroup Inc.	2.572%	6/3/31	500	399
Citigroup Inc.	6.625%	6/15/32	100	101
Citigroup Inc.	2.520%	11/3/32	475	361
Citigroup Inc.	3.057%	1/25/33	230	181
Citigroup Inc.	3.785%	3/17/33	600	500
Citigroup Inc.	4.910%	5/24/33	220	200
Citigroup Inc.	6.270%	11/17/33	500	499
Citigroup Inc.	6.174%	5/25/34	350	336
Citigroup Inc.	6.125%	8/25/36	75	72
Citigroup Inc.	3.878%	1/24/39	225	174
Citigroup Inc.	8.125%	7/15/39	562	658
Citigroup Inc.	5.316%	3/26/41	1,000	897
Citigroup Inc.	5.875%	1/30/42	100	96
Citigroup Inc.	5.300%	5/6/44	375	320
Citigroup Inc.	4.650%	7/30/45	200	160
Citigroup Inc.	4.750%	5/18/46	375	291
Citigroup Inc.	4.650%	7/23/48	450	363

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citizens Bank NA/Providence RI	6.064%	10/24/25	250	241
	Citizens Financial Group Inc.	2.850%	7/27/26	175	157
	Citizens Financial Group Inc.	2.500%	2/6/30	200	155
	Citizens Financial Group Inc.	4.300%	2/11/31	357	301
	Citizens Financial Group Inc.	2.638%	9/30/32	125	87
	CME Group Inc.	2.650%	3/15/32	500	407
	CME Group Inc.	5.300%	9/15/43	200	192
	CNA Financial Corp.	4.500%	3/1/26	125	121
	CNA Financial Corp.	3.450%	8/15/27	100	92
	CNA Financial Corp.	3.900%	5/1/29	100	91
	CNO Financial Group Inc.	5.250%	5/30/25	250	245
	Comerica Bank	4.000%	7/27/25	50	47
	Comerica Inc.	4.000%	2/1/29	90	75
	Commonwealth Bank of Australia	5.316%	3/13/26	265	264
	Cooperatieve Rabobank UA	5.000%	1/13/25	250	248
	Cooperatieve Rabobank UA	3.375%	5/21/25	666	641
	Cooperatieve Rabobank UA	3.750%	7/21/26	475	442
	Cooperatieve Rabobank UA	5.500%	10/5/26	250	249
	Cooperatieve Rabobank UA	5.250%	5/24/41	100	96
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	230
	Cooperatieve Rabobank UA	5.250%	8/4/45	350	299
	Corebridge Financial Inc.	3.500%	4/4/25	500	480
	Corebridge Financial Inc.	3.850%	4/5/29	185	166
	Corebridge Financial Inc.	3.900%	4/5/32	500	420
[5]	Corebridge Financial Inc.	6.050%	9/15/33	150	146
	Corebridge Financial Inc.	4.350%	4/5/42	100	75
	Corebridge Financial Inc.	4.400%	4/5/52	215	157
	Credit Suisse AG	3.700%	2/21/25	300	289
	Credit Suisse AG	1.250%	8/7/26	255	223
	Credit Suisse AG	5.000%	7/9/27	250	240
	Credit Suisse AG	7.500%	2/15/28	425	445
	Credit Suisse USA Inc.	7.125%	7/15/32	100	107
	Deutsche Bank AG	4.500%	4/1/25	200	192
	Deutsche Bank AG	4.100%	1/13/26	100	95
	Deutsche Bank AG	1.686%	3/19/26	500	453
	Deutsche Bank AG	6.119%	7/14/26	1,150	1,138
	Deutsche Bank AG	7.146%	7/13/27	500	503
	Deutsche Bank AG	2.311%	11/16/27	250	218
	Deutsche Bank AG	6.720%	1/18/29	325	323
	Deutsche Bank AG	3.729%	1/14/32	250	186
	Deutsche Bank AG	4.875%	12/1/32	240	205
	Deutsche Bank AG	3.742%	1/7/33	215	154
	Deutsche Bank AG	7.079%	2/10/34	200	181
	Discover Bank	3.450%	7/27/26	309	280
	Discover Bank	4.650%	9/13/28	250	223
	Discover Bank	2.700%	2/6/30	100	77
	Discover Financial Services	3.950%	11/6/24	450	438
	Discover Financial Services	3.750%	3/4/25	183	175
	Discover Financial Services	4.500%	1/30/26	428	409
	Discover Financial Services	4.100%	2/9/27	250	227
	Discover Financial Services	6.700%	11/29/32	250	241
	Eaton Vance Corp.	3.500%	4/6/27	100	93
	Enstar Finance LLC	5.750%	9/1/40	11	10
	Enstar Finance LLC	5.500%	1/15/42	82	66
	Enstar Group Ltd.	4.950%	6/1/29	395	364
	Equitable Holdings Inc.	7.000%	4/1/28	75	78
	Equitable Holdings Inc.	4.350%	4/20/28	279	259
	Equitable Holdings Inc.	5.000%	4/20/48	350	280

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	82
Everest Reinsurance Holdings Inc.	3.125%	10/15/52	500	297
Fairfax Financial Holdings Ltd	5.625%	8/16/32	200	187
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	47
Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	90
Fidelity National Financial Inc.	3.400%	6/15/30	100	85
Fidelity National Financial Inc.	2.450%	3/15/31	500	385
Fifth Third Bancorp	2.375%	1/28/25	349	331
Fifth Third Bancorp	2.550%	5/5/27	100	88
Fifth Third Bancorp	1.707%	11/1/27	200	172
Fifth Third Bancorp	3.950%	3/14/28	75	68
Fifth Third Bancorp	6.339%	7/27/29	200	197
Fifth Third Bancorp	4.772%	7/28/30	125	113
Fifth Third Bancorp	8.250%	3/1/38	200	213
Fifth Third Bank NA	3.950%	7/28/25	200	192
Fifth Third Bank NA	5.852%	10/27/25	250	246
Fifth Third Bank NA	3.850%	3/15/26	200	185
Fifth Third Bank NA	2.250%	2/1/27	250	219
First American Financial Corp.	4.600%	11/15/24	100	98
First American Financial Corp.	2.400%	8/15/31	200	148
First-Citizens Bank & Trust Co.	6.125%	3/9/28	75	74
Franklin Resources Inc.	2.950%	8/12/51	200	114
FS KKR Capital Corp.	4.125%	2/1/25	100	96
FS KKR Capital Corp.	3.400%	1/15/26	500	458
FS KKR Capital Corp.	3.125%	10/12/28	200	163
GATX Corp.	3.250%	3/30/25	125	120
GATX Corp.	3.250%	9/15/26	50	46
GATX Corp.	3.850%	3/30/27	175	162
GATX Corp.	3.500%	3/15/28	100	90
GATX Corp.	4.550%	11/7/28	150	140
GATX Corp.	4.700%	4/1/29	75	70
GATX Corp.	4.500%	3/30/45	50	37
GATX Corp.	3.100%	6/1/51	200	117
Globe Life Inc.	4.550%	9/15/28	80	76
Goldman Sachs Capital I	6.345%	2/15/34	225	222
Goldman Sachs Group Inc.	3.500%	1/23/25	1,332	1,289
Goldman Sachs Group Inc.	3.500%	4/1/25	50	48
Goldman Sachs Group Inc.	3.750%	5/22/25	825	795
Goldman Sachs Group Inc.	4.250%	10/21/25	200	193
Goldman Sachs Group Inc.	3.750%	2/25/26	200	190
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,162
Goldman Sachs Group Inc.	1.093%	12/9/26	500	447
Goldman Sachs Group Inc.	5.950%	1/15/27	400	398
Goldman Sachs Group Inc.	3.850%	1/26/27	350	328
Goldman Sachs Group Inc.	1.542%	9/10/27	200	175
Goldman Sachs Group Inc.	1.948%	10/21/27	1,350	1,192
Goldman Sachs Group Inc.	2.640%	2/24/28	1,008	899
Goldman Sachs Group Inc.	3.615%	3/15/28	495	457
Goldman Sachs Group Inc.	3.691%	6/5/28	625	575
Goldman Sachs Group Inc.	4.482%	8/23/28	475	449
Goldman Sachs Group Inc.	3.814%	4/23/29	450	409
Goldman Sachs Group Inc.	4.223%	5/1/29	475	440
Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,100
Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,161
Goldman Sachs Group Inc.	2.650%	10/21/32	800	618
Goldman Sachs Group Inc.	3.102%	2/24/33	300	240
Goldman Sachs Group Inc.	6.450%	5/1/36	50	50
Goldman Sachs Group Inc.	6.750%	10/1/37	975	986

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Goldman Sachs Group Inc.	4.017%	10/31/38	405	319
Goldman Sachs Group Inc.	4.411%	4/23/39	500	410
Goldman Sachs Group Inc.	6.250%	2/1/41	675	680
Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	697
Goldman Sachs Group Inc.	5.150%	5/22/45	475	407
Golub Capital BDC Inc.	2.050%	2/15/27	65	55
Hanover Insurance Group Inc.	4.500%	4/15/26	100	97
Hartford Financial Services Group Inc.	2.800%	8/19/29	350	300
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	49
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	98
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	134
Hartford Financial Services Group Inc.	3.600%	8/19/49	125	85
Hartford Financial Services Group Inc.	2.900%	9/15/51	200	118
HSBC Bank USA NA	7.000%	1/15/39	250	257
HSBC Holdings plc	4.250%	8/18/25	150	144
HSBC Holdings plc	2.633%	11/7/25	200	192
HSBC Holdings plc	4.300%	3/8/26	1,100	1,056
HSBC Holdings plc	2.999%	3/10/26	300	286
HSBC Holdings plc	1.645%	4/18/26	1,000	929
HSBC Holdings plc	3.900%	5/25/26	450	426
HSBC Holdings plc	2.099%	6/4/26	1,700	1,582
HSBC Holdings plc	4.292%	9/12/26	500	480
HSBC Holdings plc	7.336%	11/3/26	250	255
HSBC Holdings plc	4.375%	11/23/26	350	332
HSBC Holdings plc	1.589%	5/24/27	500	441
HSBC Holdings plc	5.887%	8/14/27	340	336
HSBC Holdings plc	2.251%	11/22/27	725	640
HSBC Holdings plc	4.041%	3/13/28	400	370
HSBC Holdings plc	5.210%	8/11/28	815	784
HSBC Holdings plc	4.583%	6/19/29	400	370
HSBC Holdings plc	2.206%	8/17/29	500	412
HSBC Holdings plc	4.950%	3/31/30	250	233
HSBC Holdings plc	3.973%	5/22/30	570	501
HSBC Holdings plc	7.625%	5/17/32	100	103
HSBC Holdings plc	2.871%	11/22/32	1,225	942
HSBC Holdings plc	7.350%	11/27/32	100	99
HSBC Holdings plc	4.762%	3/29/33	300	256
HSBC Holdings plc	5.402%	8/11/33	275	254
HSBC Holdings plc	8.113%	11/3/33	250	264
HSBC Holdings plc	6.254%	3/9/34	350	342
HSBC Holdings plc	6.547%	6/20/34	200	190
HSBC Holdings plc	6.500%	5/2/36	600	568
HSBC Holdings plc	6.500%	9/15/37	50	49
HSBC Holdings plc	6.800%	6/1/38	200	192
HSBC Holdings plc	6.332%	3/9/44	350	336
HSBC Holdings plc	5.250%	3/14/44	750	622
HSBC USA Inc.	5.625%	3/17/25	405	403
Huntington Bancshares Inc.	4.443%	8/4/28	200	185
Huntington Bancshares Inc.	6.208%	8/21/29	205	201
Huntington Bancshares Inc.	2.550%	2/4/30	250	197
Huntington National Bank	5.699%	11/18/25	250	244
Huntington National Bank	4.270%	11/25/26	150	136
Huntington National Bank	4.552%	5/17/28	250	234
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	234
ING Groep NV	3.869%	3/28/26	200	193
ING Groep NV	3.950%	3/29/27	300	281
ING Groep NV	4.017%	3/28/28	200	186

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ING Groep NV	4.550%	10/2/28	200	188
ING Groep NV	4.050%	4/9/29	200	181
Intercontinental Exchange Inc.	3.650%	5/23/25	150	145
Intercontinental Exchange Inc.	3.750%	12/1/25	300	288
Intercontinental Exchange Inc.	3.100%	9/15/27	150	138
Intercontinental Exchange Inc.	4.000%	9/15/27	150	142
Intercontinental Exchange Inc.	3.750%	9/21/28	75	69
Intercontinental Exchange Inc.	4.350%	6/15/29	122	115
Intercontinental Exchange Inc.	2.100%	6/15/30	750	600
Intercontinental Exchange Inc.	4.600%	3/15/33	165	151
Intercontinental Exchange Inc.	2.650%	9/15/40	500	327
Intercontinental Exchange Inc.	4.250%	9/21/48	175	137
Intercontinental Exchange Inc.	3.000%	6/15/50	60	37
Intercontinental Exchange Inc.	4.950%	6/15/52	111	96
Intercontinental Exchange Inc.	3.000%	9/15/60	300	171
Intercontinental Exchange Inc.	5.200%	6/15/62	110	96
Invesco Finance plc	3.750%	1/15/26	170	162
Invesco Finance plc	5.375%	11/30/43	75	66
Jackson Financial Inc.	3.125%	11/23/31	250	191
Janus Henderson US Holdings Inc.	4.875%	8/1/25	75	73
Jefferies Financial Group Inc.	4.850%	1/15/27	200	192
Jefferies Financial Group Inc.	5.875%	7/21/28	200	196
Jefferies Financial Group Inc.	4.150%	1/23/30	300	264
Jefferies Financial Group Inc.	6.250%	1/15/36	75	73
Jefferies Financial Group Inc.	6.500%	1/20/43	75	73
JPMorgan Chase & Co.	3.875%	2/1/24	445	442
JPMorgan Chase & Co.	3.125%	1/23/25	400	386
JPMorgan Chase & Co.	3.900%	7/15/25	362	351
JPMorgan Chase & Co.	2.301%	10/15/25	700	671
JPMorgan Chase & Co.	1.561%	12/10/25	1,300	1,229
JPMorgan Chase & Co.	5.546%	12/15/25	450	447
JPMorgan Chase & Co.	3.300%	4/1/26	685	646
JPMorgan Chase & Co.	2.083%	4/22/26	500	469
JPMorgan Chase & Co.	3.200%	6/15/26	300	282
JPMorgan Chase & Co.	2.950%	10/1/26	875	810
JPMorgan Chase & Co.	4.125%	12/15/26	450	427
JPMorgan Chase & Co.	3.960%	1/29/27	500	478
JPMorgan Chase & Co.	1.578%	4/22/27	500	446
JPMorgan Chase & Co.	1.470%	9/22/27	500	438
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	922
JPMorgan Chase & Co.	3.782%	2/1/28	625	582
JPMorgan Chase & Co.	3.540%	5/1/28	350	322
JPMorgan Chase & Co.	3.509%	1/23/29	575	522
JPMorgan Chase & Co.	4.005%	4/23/29	300	276
JPMorgan Chase & Co.	2.069%	6/1/29	625	526
JPMorgan Chase & Co.	4.203%	7/23/29	250	232
JPMorgan Chase & Co.	5.299%	7/24/29	515	501
JPMorgan Chase & Co.	4.452%	12/5/29	300	280
JPMorgan Chase & Co.	3.702%	5/6/30	300	267
JPMorgan Chase & Co.	4.565%	6/14/30	275	256
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,254
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	960
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	1,619
JPMorgan Chase & Co.	2.956%	5/13/31	500	412
JPMorgan Chase & Co.	1.764%	11/19/31	500	376
JPMorgan Chase & Co.	2.580%	4/22/32	500	394
JPMorgan Chase & Co.	2.963%	1/25/33	1,000	798
JPMorgan Chase & Co.	5.717%	9/14/33	1,000	962

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
JPMorgan Chase & Co.	5.350%	6/1/34	350	332
JPMorgan Chase & Co.	6.400%	5/15/38	450	468
JPMorgan Chase & Co.	3.882%	7/24/38	500	399
JPMorgan Chase & Co.	5.500%	10/15/40	650	614
JPMorgan Chase & Co.	3.109%	4/22/41	500	347
JPMorgan Chase & Co.	5.600%	7/15/41	275	261
JPMorgan Chase & Co.	5.400%	1/6/42	150	140
JPMorgan Chase & Co.	3.157%	4/22/42	450	308
JPMorgan Chase & Co.	5.625%	8/16/43	300	282
JPMorgan Chase & Co.	4.950%	6/1/45	100	85
JPMorgan Chase & Co.	4.260%	2/22/48	375	292
JPMorgan Chase & Co.	4.032%	7/24/48	500	374
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	729
JPMorgan Chase & Co.	3.897%	1/23/49	400	289
JPMorgan Chase & Co.	3.109%	4/22/51	500	310
JPMorgan Chase & Co.	3.328%	4/22/52	745	484
Kemper Corp.	4.350%	2/15/25	40	39
KeyBank NA	3.300%	6/1/25	403	378
KeyBank NA	4.700%	1/26/26	250	237
KeyBank NA	5.850%	11/15/27	250	238
KeyBank NA	6.950%	2/1/28	250	242
KeyBank NA	5.000%	1/26/33	250	210
KeyCorp	4.150%	10/29/25	150	141
KeyCorp	4.100%	4/30/28	600	530
KeyCorp	2.550%	10/1/29	150	117
Lazard Group LLC	3.750%	2/13/25	50	48
Lazard Group LLC	3.625%	3/1/27	100	91
Lazard Group LLC	4.500%	9/19/28	100	93
Legg Mason Inc.	4.750%	3/15/26	100	97
Legg Mason Inc.	5.625%	1/15/44	120	110
Lincoln National Corp.	3.350%	3/9/25	13	12
Lincoln National Corp.	3.625%	12/12/26	75	70
Lincoln National Corp.	3.800%	3/1/28	100	91
Lincoln National Corp.	3.050%	1/15/30	350	285
Lincoln National Corp.	6.300%	10/9/37	75	72
Lincoln National Corp.	7.000%	6/15/40	160	160
Lloyds Banking Group plc	4.450%	5/8/25	200	194
Lloyds Banking Group plc	4.582%	12/10/25	700	669
Lloyds Banking Group plc	3.511%	3/18/26	200	192
Lloyds Banking Group plc	4.650%	3/24/26	575	550
Lloyds Banking Group plc	4.716%	8/11/26	200	195
Lloyds Banking Group plc	3.750%	1/11/27	436	405
Lloyds Banking Group plc	5.985%	8/7/27	275	272
Lloyds Banking Group plc	3.750%	3/18/28	200	184
Lloyds Banking Group plc	4.375%	3/22/28	250	233
Lloyds Banking Group plc	4.550%	8/16/28	200	186
Lloyds Banking Group plc	3.574%	11/7/28	200	179
Lloyds Banking Group plc	5.871%	3/6/29	200	195
Lloyds Banking Group plc	7.953%	11/15/33	200	207
Lloyds Banking Group plc	5.300%	12/1/45	450	369
Lloyds Banking Group plc	4.344%	1/9/48	275	189
Loews Corp.	6.000%	2/1/35	50	50
Loews Corp.	4.125%	5/15/43	100	78
M&T Bank Corp.	5.053%	1/27/34	200	173
Manufacturers & Traders Trust Co.	2.900%	2/6/25	160	152
Manufacturers & Traders Trust Co.	4.650%	1/27/26	250	238
Manufacturers & Traders Trust Co.	4.700%	1/27/28	250	230
Manulife Financial Corp.	4.150%	3/4/26	175	169

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Manulife Financial Corp.	4.061%	2/24/32	190	176
Manulife Financial Corp.	5.375%	3/4/46	200	184
Markel Group Inc.	3.500%	11/1/27	50	46
Markel Group Inc.	3.350%	9/17/29	75	66
Markel Group Inc.	4.300%	11/1/47	50	37
Markel Group Inc.	5.000%	5/20/49	150	124
Markel Group Inc.	4.150%	9/17/50	200	142
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	97
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	96
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	710	568
Marsh & McLennan Cos. Inc.	5.400%	9/15/33	200	195
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	219
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	80
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	154
Marsh & McLennan Cos. Inc.	5.700%	9/15/53	300	290
Mercury General Corp.	4.400%	3/15/27	75	70
MetLife Inc.	3.000%	3/1/25	250	240
MetLife Inc.	3.600%	11/13/25	400	384
MetLife Inc.	6.500%	12/15/32	175	183
MetLife Inc.	5.375%	7/15/33	200	192
MetLife Inc.	6.375%	6/15/34	100	103
MetLife Inc.	5.875%	2/6/41	590	577
MetLife Inc.	4.125%	8/13/42	175	137
MetLife Inc.	4.875%	11/13/43	355	305
MetLife Inc.	4.721%	12/15/44	63	52
MetLife Inc.	5.250%	1/15/54	200	178
MetLife Inc.	6.400%	12/15/66	210	206
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	242
Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	2,000	1,844
Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	500	497
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	502
Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	225	223
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	229
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	470
Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	400	354
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	229
Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	400	356
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	187
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	186
Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	200	196
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	181
Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	225	219
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	152
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	41
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	390
Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	400	316
Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	200	177
Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	500	468
Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	1,034	982
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	42
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	156
Mizuho Financial Group Inc.	3.663%	2/28/27	250	233
Mizuho Financial Group Inc.	1.554%	7/9/27	200	177
Mizuho Financial Group Inc.	4.018%	3/5/28	325	302
Mizuho Financial Group Inc.	5.778%	7/6/29	225	222
Mizuho Financial Group Inc.	4.254%	9/11/29	400	368
Mizuho Financial Group Inc.	3.153%	7/16/30	500	426
Mizuho Financial Group Inc.	2.869%	9/13/30	100	83

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mizuho Financial Group Inc.	2.172%	5/22/32	500	375
	Mizuho Financial Group Inc.	5.748%	7/6/34	225	215
	Morgan Stanley	3.700%	10/23/24	610	596
	Morgan Stanley	4.000%	7/23/25	330	319
	Morgan Stanley	1.164%	10/21/25	700	661
	Morgan Stanley	5.000%	11/24/25	650	637
	Morgan Stanley	3.875%	1/27/26	225	215
	Morgan Stanley	2.188%	4/28/26	1,000	939
	Morgan Stanley	3.125%	7/27/26	700	650
	Morgan Stanley	6.250%	8/9/26	1,796	1,813
	Morgan Stanley	4.350%	9/8/26	966	921
	Morgan Stanley	6.138%	10/16/26	500	500
	Morgan Stanley	0.985%	12/10/26	500	446
	Morgan Stanley	3.625%	1/20/27	250	233
	Morgan Stanley	5.050%	1/28/27	350	343
	Morgan Stanley	3.950%	4/23/27	325	302
	Morgan Stanley	1.593%	5/4/27	525	467
	Morgan Stanley	2.475%	1/21/28	500	446
	Morgan Stanley	4.210%	4/20/28	200	188
[4]	Morgan Stanley	3.591%	7/22/28	935	852
	Morgan Stanley	6.296%	10/18/28	500	503
	Morgan Stanley	3.772%	1/24/29	575	524
	Morgan Stanley	5.123%	2/1/29	350	337
	Morgan Stanley	5.164%	4/20/29	450	433
	Morgan Stanley	5.449%	7/20/29	350	341
	Morgan Stanley	4.431%	1/23/30	550	508
	Morgan Stanley	2.699%	1/22/31	1,750	1,428
	Morgan Stanley	3.622%	4/1/31	600	516
	Morgan Stanley	1.794%	2/13/32	500	370
	Morgan Stanley	7.250%	4/1/32	150	164
	Morgan Stanley	1.928%	4/28/32	200	148
	Morgan Stanley	2.239%	7/21/32	500	377
	Morgan Stanley	2.511%	10/20/32	600	458
	Morgan Stanley	2.943%	1/21/33	500	393
	Morgan Stanley	6.342%	10/18/33	750	755
	Morgan Stanley	5.250%	4/21/34	450	418
	Morgan Stanley	5.297%	4/20/37	350	313
	Morgan Stanley	5.948%	1/19/38	350	328
[4]	Morgan Stanley	3.971%	7/22/38	375	297
	Morgan Stanley	4.457%	4/22/39	250	209
	Morgan Stanley	3.217%	4/22/42	325	224
	Morgan Stanley	6.375%	7/24/42	600	619
	Morgan Stanley	4.300%	1/27/45	650	514
	Morgan Stanley	2.802%	1/25/52	940	548
	Morgan Stanley Bank NA	5.479%	7/16/25	350	348
	Morgan Stanley Bank NA	4.754%	4/21/26	275	269
	Nasdaq Inc.	5.650%	6/28/25	500	498
	Nasdaq Inc.	3.850%	6/30/26	100	95
	Nasdaq Inc.	5.350%	6/28/28	200	196
	Nasdaq Inc.	1.650%	1/15/31	250	189
	Nasdaq Inc.	5.550%	2/15/34	200	191
	Nasdaq Inc.	2.500%	12/21/40	200	122
	Nasdaq Inc.	3.250%	4/28/50	35	22
	Nasdaq Inc.	3.950%	3/7/52	200	139
	Nasdaq Inc.	5.950%	8/15/53	200	187
	Nasdaq Inc.	6.100%	6/28/63	200	185
	National Australia Bank Ltd.	5.132%	11/22/24	250	249
	National Australia Bank Ltd.	5.200%	5/13/25	500	497

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
National Australia Bank Ltd.	3.375%	1/14/26	100	95
National Australia Bank Ltd.	2.500%	7/12/26	200	185
National Australia Bank Ltd.	4.944%	1/12/28	250	244
National Australia Bank Ltd.	4.900%	6/13/28	500	486
National Bank of Canada	5.250%	1/17/25	250	248
Natwest Group plc	5.076%	1/27/30	200	186
Natwest Group plc	4.445%	5/8/30	700	631
Natwest Group plc	6.016%	3/2/34	200	192
NatWest Group plc	7.472%	11/10/26	200	204
NatWest Group plc	5.847%	3/2/27	200	197
NatWest Group plc	5.516%	9/30/28	200	193
NatWest Group plc	4.892%	5/18/29	1,000	935
NatWest Group plc	5.808%	9/13/29	200	194
Nomura Holdings Inc.	2.648%	1/16/25	170	162
Nomura Holdings Inc.	5.099%	7/3/25	225	220
Nomura Holdings Inc.	1.851%	7/16/25	300	277
Nomura Holdings Inc.	2.329%	1/22/27	200	176
Nomura Holdings Inc.	5.386%	7/6/27	200	194
Nomura Holdings Inc.	2.172%	7/14/28	200	166
Nomura Holdings Inc.	5.605%	7/6/29	225	217
Nomura Holdings Inc.	3.103%	1/16/30	400	331
Nomura Holdings Inc.	2.679%	7/16/30	250	198
Nomura Holdings Inc.	2.608%	7/14/31	200	153
Northern Trust Corp.	3.950%	10/30/25	150	144
Northern Trust Corp.	4.000%	5/10/27	200	189
Northern Trust Corp.	3.650%	8/3/28	100	92
Northern Trust Corp.	3.375%	5/8/32	50	44
Oaktree Specialty Lending Corp.	3.500%	2/25/25	40	38
Old Republic International Corp.	4.875%	10/1/24	121	119
Old Republic International Corp.	3.875%	8/26/26	100	94
Old Republic International Corp.	3.850%	6/11/51	200	132
ORIX Corp.	3.250%	12/4/24	75	72
ORIX Corp.	3.700%	7/18/27	200	187
Owl Rock Capital Corp.	4.000%	3/30/25	47	45
Owl Rock Capital Corp.	2.625%	1/15/27	200	172
PartnerRe Finance B LLC	3.700%	7/2/29	95	84
PartnerRe Finance B LLC	4.500%	10/1/50	100	85
PNC Bank NA	3.300%	10/30/24	706	685
PNC Bank NA	2.950%	2/23/25	293	281
PNC Bank NA	3.250%	6/1/25	169	161
PNC Bank NA	3.100%	10/25/27	250	225
PNC Bank NA	3.250%	1/22/28	150	136
PNC Bank NA	4.050%	7/26/28	250	226
PNC Bank NA	2.700%	10/22/29	150	122
PNC Financial Services Group Inc.	5.671%	10/28/25	200	198
PNC Financial Services Group Inc.	5.812%	6/12/26	200	198
PNC Financial Services Group Inc.	4.758%	1/26/27	200	194
PNC Financial Services Group Inc.	3.150%	5/19/27	450	410
PNC Financial Services Group Inc.	3.450%	4/23/29	500	438
PNC Financial Services Group Inc.	5.582%	6/12/29	200	194
PNC Financial Services Group Inc.	2.550%	1/22/30	425	344
PNC Financial Services Group Inc.	4.626%	6/6/33	200	172
PNC Financial Services Group Inc.	6.037%	10/28/33	255	247
PNC Financial Services Group Inc.	5.068%	1/24/34	200	181
PNC Financial Services Group Inc.	5.939%	8/18/34	90	86
Principal Financial Group Inc.	3.400%	5/15/25	128	123
Principal Financial Group Inc.	3.100%	11/15/26	100	92
Principal Financial Group Inc.	4.625%	9/15/42	50	40

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Principal Financial Group Inc.	4.350%	5/15/43	150	115
Principal Financial Group Inc.	4.300%	11/15/46	195	146
Progressive Corp.	2.450%	1/15/27	150	136
Progressive Corp.	6.625%	3/1/29	125	134
Progressive Corp.	4.950%	6/15/33	100	95
Progressive Corp.	4.350%	4/25/44	50	40
Progressive Corp.	4.125%	4/15/47	290	228
Progressive Corp.	4.200%	3/15/48	115	91
Progressive Corp.	3.950%	3/26/50	180	135
Progressive Corp.	3.700%	3/15/52	100	71
Prospect Capital Corp.	3.364%	11/15/26	200	173
Prudential Financial Inc.	3.878%	3/27/28	163	153
Prudential Financial Inc.	5.750%	7/15/33	100	101
Prudential Financial Inc.	5.700%	12/14/36	125	124
Prudential Financial Inc.	6.625%	12/1/37	65	69
Prudential Financial Inc.	3.000%	3/10/40	50	35
Prudential Financial Inc.	6.625%	6/21/40	65	67
Prudential Financial Inc.	5.100%	8/15/43	50	43
Prudential Financial Inc.	4.600%	5/15/44	525	434
Prudential Financial Inc.	5.375%	5/15/45	250	243
Prudential Financial Inc.	3.905%	12/7/47	182	132
Prudential Financial Inc.	5.700%	9/15/48	250	230
Prudential Financial Inc.	3.935%	12/7/49	363	261
Prudential Financial Inc.	4.350%	2/25/50	210	162
Prudential Financial Inc.	3.700%	10/1/50	200	163
Prudential Financial Inc.	5.125%	3/1/52	250	215
Prudential Funding Asia plc	3.125%	4/14/30	200	171
Raymond James Financial Inc.	4.650%	4/1/30	55	52
Raymond James Financial Inc.	4.950%	7/15/46	210	173
Raymond James Financial Inc.	3.750%	4/1/51	250	170
Regions Bank	6.450%	6/26/37	250	233
Regions Financial Corp.	2.250%	5/18/25	100	93
Reinsurance Group of America Inc.	3.900%	5/15/29	50	45
Reinsurance Group of America Inc.	6.000%	9/15/33	100	96
RenaissanceRe Finance Inc.	3.700%	4/1/25	10	10
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	69
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	66
RenaissanceRe Holdings Ltd.	5.750%	6/5/33	132	124
Royal Bank of Canada	5.660%	10/25/24	200	199
Royal Bank of Canada	2.250%	11/1/24	650	625
Royal Bank of Canada	1.600%	1/21/25	100	95
Royal Bank of Canada	3.375%	4/14/25	200	193
Royal Bank of Canada	4.950%	4/25/25	200	197
Royal Bank of Canada	4.875%	1/12/26	200	196
Royal Bank of Canada	4.650%	1/27/26	898	873
Royal Bank of Canada	1.200%	4/27/26	200	178
Royal Bank of Canada	1.400%	11/2/26	500	440
Royal Bank of Canada	2.050%	1/21/27	100	89
Royal Bank of Canada	3.625%	5/4/27	200	186
Royal Bank of Canada	4.240%	8/3/27	200	190
Royal Bank of Canada	6.000%	11/1/27	200	202
Royal Bank of Canada	4.900%	1/12/28	200	194
Royal Bank of Canada	2.300%	11/3/31	500	387
Royal Bank of Canada	3.875%	5/4/32	200	174
Royal Bank of Canada	5.000%	2/1/33	465	433
Royal Bank of Canada	5.000%	5/2/33	200	186
Santander Holdings USA Inc.	4.500%	7/17/25	1,125	1,089
Santander Holdings USA Inc.	3.244%	10/5/26	400	362

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Santander Holdings USA Inc.	4.400%	7/13/27	250	232
Santander Holdings USA Inc.	2.490%	1/6/28	200	174
Santander Holdings USA Inc.	6.499%	3/9/29	200	195
Santander UK Group Holdings plc	1.532%	8/21/26	600	545
Santander UK Group Holdings plc	1.673%	6/14/27	400	350
Santander UK Group Holdings plc	3.823%	11/3/28	200	178
Santander UK Group Holdings plc	6.534%	1/10/29	415	411
Selective Insurance Group Inc.	5.375%	3/1/49	50	43
Sixth Street Specialty Lending Inc.	3.875%	11/1/24	50	48
State Street Corp.	3.300%	12/16/24	227	220
State Street Corp.	3.550%	8/18/25	200	192
State Street Corp.	2.354%	11/1/25	125	120
State Street Corp.	5.104%	5/18/26	500	494
State Street Corp.	2.650%	5/19/26	125	117
State Street Corp.	5.272%	8/3/26	215	213
State Street Corp.	4.141%	12/3/29	200	188
State Street Corp.	2.400%	1/24/30	150	124
State Street Corp.	4.821%	1/26/34	130	118
State Street Corp.	5.159%	5/18/34	500	465
State Street Corp.	3.031%	11/1/34	125	106
Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	320	305
Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,500	1,387
Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	179
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	143
Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	200	200
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	115
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	161
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	185
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	641
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	273
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	92
Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	500	413
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	406
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	129
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	370	306
Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	149
Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	295	288
Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	200	196
Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	123
Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	200	191
Synchrony Financial	4.500%	7/23/25	426	404
Synchrony Financial	3.700%	8/4/26	125	113
Synchrony Financial	3.950%	12/1/27	300	264
Toronto-Dominion Bank	3.250%	3/11/24	400	395
Toronto-Dominion Bank	1.250%	12/13/24	825	781
Toronto-Dominion Bank	1.450%	1/10/25	200	189
Toronto-Dominion Bank	3.766%	6/6/25	425	411
Toronto-Dominion Bank	1.150%	6/12/25	200	185
Toronto-Dominion Bank	0.750%	1/6/26	200	179
Toronto-Dominion Bank	5.103%	1/9/26	200	197
Toronto-Dominion Bank	5.532%	7/17/26	225	223
Toronto-Dominion Bank	1.250%	9/10/26	325	286
Toronto-Dominion Bank	1.950%	1/12/27	200	178
Toronto-Dominion Bank	4.108%	6/8/27	425	401
Toronto-Dominion Bank	5.156%	1/10/28	225	219
Toronto-Dominion Bank	5.523%	7/17/28	225	222
Toronto-Dominion Bank	2.000%	9/10/31	325	248
Toronto-Dominion Bank	2.450%	1/12/32	850	657

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Toronto-Dominion Bank	4.456%	6/8/32	400	359
Travelers Cos. Inc.	6.250%	6/15/37	150	158
Travelers Cos. Inc.	4.300%	8/25/45	150	120
Travelers Cos. Inc.	4.000%	5/30/47	225	173
Travelers Cos. Inc.	4.100%	3/4/49	200	155
Travelers Cos. Inc.	2.550%	4/27/50	500	291
Travelers Cos. Inc.	5.450%	5/25/53	143	137
Trinity Acquisition plc	4.400%	3/15/26	100	96
Truist Bank	2.150%	12/6/24	250	238
Truist Bank	3.625%	9/16/25	500	472
Truist Bank	3.300%	5/15/26	200	184
Truist Bank	2.636%	9/17/29	250	232
Truist Financial Corp.	3.700%	6/5/25	175	168
Truist Financial Corp.	1.200%	8/5/25	200	183
Truist Financial Corp.	6.047%	6/8/27	265	262
Truist Financial Corp.	1.125%	8/3/27	500	417
Truist Financial Corp.	3.875%	3/19/29	200	175
Truist Financial Corp.	1.887%	6/7/29	500	410
Truist Financial Corp.	1.950%	6/5/30	100	76
Truist Financial Corp.	4.916%	7/28/33	200	171
Truist Financial Corp.	5.122%	1/26/34	810	724
Truist Financial Corp.	5.867%	6/8/34	200	188
UBS AG	5.800%	9/11/25	200	199
UBS AG	5.650%	9/11/28	225	221
UBS Group AG	3.750%	3/26/25	250	240
UBS Group AG	4.550%	4/17/26	456	438
UBS Group AG	4.875%	5/15/45	375	308
Unum Group	4.000%	6/15/29	80	72
Unum Group	5.750%	8/15/42	75	65
Unum Group	4.500%	12/15/49	100	70
US Bancorp	3.950%	11/17/25	25	24
US Bancorp	3.100%	4/27/26	300	279
US Bancorp	2.375%	7/22/26	249	227
US Bancorp	5.727%	10/21/26	525	520
US Bancorp	3.150%	4/27/27	275	250
US Bancorp	5.775%	6/12/29	275	268
US Bancorp	3.000%	7/30/29	240	201
US Bancorp	2.677%	1/27/33	90	68
US Bancorp	4.967%	7/22/33	235	205
US Bancorp	5.850%	10/21/33	525	497
US Bancorp	4.839%	2/1/34	360	318
US Bancorp	5.836%	6/12/34	275	259
US Bancorp	2.491%	11/3/36	450	315
US Bank NA	2.050%	1/21/25	175	166
US Bank NA	2.800%	1/27/25	625	599
Voya Financial Inc.	3.650%	6/15/26	250	235
Voya Financial Inc.	5.700%	7/15/43	75	66
Voya Financial Inc.	4.800%	6/15/46	40	30
Voya Financial Inc.	4.700%	1/23/48	100	81
Webster Financial Corp.	4.100%	3/25/29	55	47
Wells Fargo & Co.	3.000%	2/19/25	425	408
Wells Fargo & Co.	2.406%	10/30/25	600	575
Wells Fargo & Co.	2.164%	2/11/26	500	472
Wells Fargo & Co.	3.000%	4/22/26	1,275	1,188
Wells Fargo & Co.	3.908%	4/25/26	400	385
Wells Fargo & Co.	4.100%	6/3/26	725	689
Wells Fargo & Co.	4.540%	8/15/26	275	267
Wells Fargo & Co.	3.000%	10/23/26	675	620

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wells Fargo & Co.	4.300%	7/22/27	475	447
Wells Fargo & Co.	3.584%	5/22/28	500	457
Wells Fargo & Co.	4.808%	7/25/28	975	930
Wells Fargo & Co.	4.150%	1/24/29	200	184
Wells Fargo & Co.	5.574%	7/25/29	350	341
Wells Fargo & Co.	2.879%	10/30/30	1,300	1,082
Wells Fargo & Co.	4.478%	4/4/31	1,250	1,134
Wells Fargo & Co.	4.897%	7/25/33	975	883
Wells Fargo & Co.	5.389%	4/24/34	525	492
Wells Fargo & Co.	5.557%	7/25/34	350	332
Wells Fargo & Co.	3.068%	4/30/41	600	400
Wells Fargo & Co.	5.375%	11/2/43	1,000	862
Wells Fargo & Co.	4.650%	11/4/44	325	252
Wells Fargo & Co.	3.900%	5/1/45	250	182
Wells Fargo & Co.	4.900%	11/17/45	250	200
Wells Fargo & Co.	4.400%	6/14/46	300	221
Wells Fargo & Co.	4.750%	12/7/46	350	272
Wells Fargo & Co.	5.013%	4/4/51	1,750	1,468
Wells Fargo & Co.	4.611%	4/25/53	400	313
Wells Fargo Bank NA	5.550%	8/1/25	300	299
Wells Fargo Bank NA	5.450%	8/7/26	300	298
Wells Fargo Bank NA	5.950%	8/26/36	200	193
Wells Fargo Bank NA	5.850%	2/1/37	300	286
Wells Fargo Bank NA	6.600%	1/15/38	225	228
Westpac Banking Corp.	1.019%	11/18/24	275	261
Westpac Banking Corp.	2.350%	2/19/25	200	191
Westpac Banking Corp.	2.850%	5/13/26	200	187
Westpac Banking Corp.	1.150%	6/3/26	218	195
Westpac Banking Corp.	2.700%	8/19/26	175	162
Westpac Banking Corp.	3.350%	3/8/27	250	233
Westpac Banking Corp.	1.953%	11/20/28	275	233
Westpac Banking Corp.	2.650%	1/16/30	150	128
Westpac Banking Corp.	2.894%	2/4/30	425	401
Westpac Banking Corp.	4.322%	11/23/31	500	463
Westpac Banking Corp.	5.405%	8/10/33	200	182
Westpac Banking Corp.	4.110%	7/24/34	25	22
Westpac Banking Corp.	2.668%	11/15/35	315	236
Westpac Banking Corp.	3.020%	11/18/36	500	370
Westpac Banking Corp.	4.421%	7/24/39	200	152
Westpac Banking Corp.	2.963%	11/16/40	200	122
Willis North America Inc.	4.500%	9/15/28	100	94
Willis North America Inc.	2.950%	9/15/29	440	375
Willis North America Inc.	5.350%	5/15/33	100	93
Willis North America Inc.	5.050%	9/15/48	50	40
Willis North America Inc.	3.875%	9/15/49	90	60
Zions Bancorp NA	3.250%	10/29/29	250	194
				311,578
Health Care (2.9%)
Abbott Laboratories	3.750%	11/30/26	367	352
Abbott Laboratories	1.150%	1/30/28	100	85
Abbott Laboratories	1.400%	6/30/30	150	119
Abbott Laboratories	4.750%	11/30/36	200	189
Abbott Laboratories	5.300%	5/27/40	250	244
Abbott Laboratories	4.750%	4/15/43	175	158
Abbott Laboratories	4.900%	11/30/46	700	639
AbbVie Inc.	2.600%	11/21/24	750	723
AbbVie Inc.	3.600%	5/14/25	411	397
AbbVie Inc.	2.950%	11/21/26	740	687

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	4.250%	11/14/28	350	333
	AbbVie Inc.	3.200%	11/21/29	1,130	997
	AbbVie Inc.	4.550%	3/15/35	350	318
	AbbVie Inc.	4.500%	5/14/35	495	447
	AbbVie Inc.	4.300%	5/14/36	190	167
	AbbVie Inc.	4.050%	11/21/39	825	674
	AbbVie Inc.	4.625%	10/1/42	50	42
	AbbVie Inc.	4.400%	11/6/42	501	415
	AbbVie Inc.	4.850%	6/15/44	230	199
	AbbVie Inc.	4.750%	3/15/45	200	172
	AbbVie Inc.	4.700%	5/14/45	402	343
	AbbVie Inc.	4.450%	5/14/46	455	371
	AbbVie Inc.	4.875%	11/14/48	350	306
	AbbVie Inc.	4.250%	11/21/49	1,025	812
	Adventist Health System	2.952%	3/1/29	100	87
	Adventist Health System	3.630%	3/1/49	100	65
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	47
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	20
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	80
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	51
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	46
	Aetna Inc.	3.500%	11/15/24	125	122
	Aetna Inc.	6.625%	6/15/36	130	134
	Aetna Inc.	6.750%	12/15/37	100	104
	Aetna Inc.	4.500%	5/15/42	75	59
	Aetna Inc.	4.125%	11/15/42	75	56
	Aetna Inc.	3.875%	8/15/47	300	210
	Agilent Technologies Inc.	3.050%	9/22/26	75	70
	Agilent Technologies Inc.	2.750%	9/15/29	100	85
	Agilent Technologies Inc.	2.100%	6/4/30	100	80
	AHS Hospital Corp.	5.024%	7/1/45	75	67
	AHS Hospital Corp.	2.780%	7/1/51	150	88
[2]	Allina Health System	3.887%	4/15/49	75	56
	Amgen Inc.	1.900%	2/21/25	180	171
	Amgen Inc.	5.250%	3/2/25	200	199
	Amgen Inc.	5.507%	3/2/26	350	347
	Amgen Inc.	2.200%	2/21/27	150	135
	Amgen Inc.	3.200%	11/2/27	600	551
	Amgen Inc.	5.150%	3/2/28	500	492
	Amgen Inc.	1.650%	8/15/28	200	168
	Amgen Inc.	4.050%	8/18/29	200	185
	Amgen Inc.	5.250%	3/2/30	250	244
	Amgen Inc.	2.000%	1/15/32	450	341
	Amgen Inc.	3.350%	2/22/32	500	421
	Amgen Inc.	4.200%	3/1/33	200	177
	Amgen Inc.	5.250%	3/2/33	950	908
	Amgen Inc.	3.150%	2/21/40	575	405
	Amgen Inc.	2.800%	8/15/41	450	291
	Amgen Inc.	4.950%	10/1/41	240	209
	Amgen Inc.	5.150%	11/15/41	126	111
	Amgen Inc.	5.600%	3/2/43	300	279
	Amgen Inc.	4.400%	5/1/45	450	356
	Amgen Inc.	3.375%	2/21/50	725	474
	Amgen Inc.	4.663%	6/15/51	500	404
	Amgen Inc.	3.000%	1/15/52	806	487
	Amgen Inc.	4.200%	2/22/52	500	373
	Amgen Inc.	5.650%	3/2/53	500	467
	Amgen Inc.	2.770%	9/1/53	422	234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	5.750%	3/2/63	500	462
	Ascension Health	2.532%	11/15/29	350	298
	Ascension Health	3.106%	11/15/39	100	72
	Ascension Health	3.945%	11/15/46	175	135
[2]	Ascension Health	4.847%	11/15/53	75	66
	Astrazeneca Finance LLC	1.200%	5/28/26	200	180
	Astrazeneca Finance LLC	1.750%	5/28/28	200	171
	Astrazeneca Finance LLC	4.900%	3/3/30	200	195
	Astrazeneca Finance LLC	2.250%	5/28/31	200	161
	Astrazeneca Finance LLC	4.875%	3/3/33	200	193
	Astrazeneca Finance LLC	4.875%	3/3/28	200	196
	AstraZeneca plc	3.375%	11/16/25	400	383
	AstraZeneca plc	0.700%	4/8/26	500	446
	AstraZeneca plc	4.000%	1/17/29	200	188
	AstraZeneca plc	1.375%	8/6/30	300	232
	AstraZeneca plc	6.450%	9/15/37	450	486
	AstraZeneca plc	4.000%	9/18/42	290	235
	AstraZeneca plc	4.375%	11/16/45	200	168
	AstraZeneca plc	3.000%	5/28/51	335	219
	Banner Health	2.338%	1/1/30	125	104
	Banner Health	3.181%	1/1/50	75	48
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	165
	Baxalta Inc.	4.000%	6/23/25	97	94
	Baxalta Inc.	5.250%	6/23/45	73	65
	Baxter International Inc.	1.322%	11/29/24	200	189
	Baxter International Inc.	1.915%	2/1/27	750	662
	Baxter International Inc.	2.272%	12/1/28	250	211
	Baxter International Inc.	2.539%	2/1/32	500	387
	Baxter International Inc.	3.500%	8/15/46	100	63
	Baxter International Inc.	3.132%	12/1/51	200	119
	Baylor Scott & White Holdings	1.777%	11/15/30	100	78
	Baylor Scott & White Holdings	4.185%	11/15/45	100	79
	Baylor Scott & White Holdings	2.839%	11/15/50	350	211
	Becton Dickinson & Co.	3.734%	12/15/24	75	73
	Becton Dickinson & Co.	3.700%	6/6/27	375	351
	Becton Dickinson & Co.	4.693%	2/13/28	250	242
	Becton Dickinson & Co.	2.823%	5/20/30	125	105
	Becton Dickinson & Co.	1.957%	2/11/31	375	293
	Becton Dickinson & Co.	4.685%	12/15/44	172	145
	Becton Dickinson & Co.	4.669%	6/6/47	300	249
	Biogen Inc.	4.050%	9/15/25	350	338
	Biogen Inc.	2.250%	5/1/30	400	319
	Biogen Inc.	3.150%	5/1/50	300	183
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	250	210
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	25	24
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	89
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	156
	Boston Scientific Corp.	1.900%	6/1/25	550	517
	Boston Scientific Corp.	2.650%	6/1/30	150	125
	Boston Scientific Corp.	4.550%	3/1/39	131	113
	Boston Scientific Corp.	7.375%	1/15/40	50	55
	Boston Scientific Corp.	4.700%	3/1/49	133	111
	Bristol-Myers Squibb Co.	3.200%	6/15/26	302	286
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	427
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	196
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	260
	Bristol-Myers Squibb Co.	3.400%	7/26/29	155	140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	1.450%	11/13/30	200	154
	Bristol-Myers Squibb Co.	2.950%	3/15/32	300	251
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	71
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	150
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	202
	Bristol-Myers Squibb Co.	4.550%	2/20/48	233	193
	Bristol-Myers Squibb Co.	4.250%	10/26/49	700	555
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	286
	Bristol-Myers Squibb Co.	3.700%	3/15/52	720	515
	Bristol-Myers Squibb Co.	3.900%	3/15/62	200	140
	Cardinal Health Inc.	3.750%	9/15/25	100	96
	Cardinal Health Inc.	4.600%	3/15/43	75	59
	Cardinal Health Inc.	4.500%	11/15/44	50	38
	Cardinal Health Inc.	4.368%	6/15/47	125	94
	Cencora Inc.	3.250%	3/1/25	50	48
	Cencora Inc.	3.450%	12/15/27	275	255
	Cencora Inc.	2.700%	3/15/31	300	244
	Cencora Inc.	4.300%	12/15/47	175	135
	Centene Corp.	4.250%	12/15/27	474	437
	Centene Corp.	2.450%	7/15/28	467	395
	Centene Corp.	4.625%	12/15/29	736	664
	Centene Corp.	3.375%	2/15/30	110	92
	Centene Corp.	3.000%	10/15/30	407	328
	Centene Corp.	2.500%	3/1/31	395	304
	Centene Corp.	2.625%	8/1/31	254	194
	Children's Health System of Texas	2.511%	8/15/50	100	55
	Children's Hospital Corp.	4.115%	1/1/47	75	59
	Children's Hospital Corp.	2.585%	2/1/50	50	29
	Children's Hospital Medical Center	4.268%	5/15/44	50	41
	CHRISTUS Health	4.341%	7/1/28	125	118
	Cigna Group	3.250%	4/15/25	250	240
	Cigna Group	4.125%	11/15/25	467	452
	Cigna Group	4.500%	2/25/26	390	379
	Cigna Group	3.400%	3/1/27	275	256
	Cigna Group	7.875%	5/15/27	41	44
	Cigna Group	4.375%	10/15/28	610	576
	Cigna Group	2.400%	3/15/30	265	217
	Cigna Group	2.375%	3/15/31	250	199
	Cigna Group	4.800%	8/15/38	415	365
	Cigna Group	3.200%	3/15/40	150	105
	Cigna Group	6.125%	11/15/41	92	91
	Cigna Group	4.800%	7/15/46	400	332
	Cigna Group	3.875%	10/15/47	170	121
	Cigna Group	4.900%	12/15/48	545	459
	Cigna Group	3.400%	3/15/50	375	247
	City of Hope	5.623%	11/15/43	75	68
	City of Hope	4.378%	8/15/48	100	75
	Cleveland Clinic Foundation	4.858%	1/1/14	100	81
	CommonSpirit Health	2.760%	10/1/24	100	97
	CommonSpirit Health	2.782%	10/1/30	500	412
[2]	CommonSpirit Health	4.350%	11/1/42	225	181
	CommonSpirit Health	3.817%	10/1/49	50	35
	CommonSpirit Health	4.187%	10/1/49	200	150
	Community Health Network Inc.	3.099%	5/1/50	140	84
	Corewell Health Obligated Group	3.487%	7/15/49	75	52
	Cottage Health Obligated Group	3.304%	11/1/49	100	66
	CVS Health Corp.	3.875%	7/20/25	573	554
	CVS Health Corp.	2.875%	6/1/26	416	387

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
CVS Health Corp.	3.000%	8/15/26	450	418
CVS Health Corp.	1.300%	8/21/27	400	340
CVS Health Corp.	4.300%	3/25/28	677	640
CVS Health Corp.	5.000%	1/30/29	470	455
CVS Health Corp.	3.250%	8/15/29	360	315
CVS Health Corp.	5.125%	2/21/30	250	240
CVS Health Corp.	1.750%	8/21/30	225	173
CVS Health Corp.	5.250%	1/30/31	100	96
CVS Health Corp.	1.875%	2/28/31	350	266
CVS Health Corp.	5.250%	2/21/33	250	236
CVS Health Corp.	5.300%	6/1/33	400	379
CVS Health Corp.	4.875%	7/20/35	125	112
CVS Health Corp.	4.780%	3/25/38	1,000	860
CVS Health Corp.	6.125%	9/15/39	75	72
CVS Health Corp.	4.125%	4/1/40	200	155
CVS Health Corp.	5.300%	12/5/43	150	130
CVS Health Corp.	5.125%	7/20/45	525	442
CVS Health Corp.	5.050%	3/25/48	1,502	1,248
CVS Health Corp.	4.250%	4/1/50	300	222
CVS Health Corp.	5.625%	2/21/53	250	224
CVS Health Corp.	5.875%	6/1/53	118	109
CVS Health Corp.	6.000%	6/1/63	135	124
Danaher Corp.	3.350%	9/15/25	100	96
Danaher Corp.	4.375%	9/15/45	75	62
Danaher Corp.	2.600%	10/1/50	500	293
Dartmouth-Hitchcock Health	4.178%	8/1/48	100	72
DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	126
DH Europe Finance II Sarl	2.200%	11/15/24	250	240
DH Europe Finance II Sarl	2.600%	11/15/29	150	129
DH Europe Finance II Sarl	3.250%	11/15/39	175	131
Dignity Health	3.812%	11/1/24	100	97
Dignity Health	4.500%	11/1/42	100	81
Dignity Health	5.267%	11/1/64	50	42
Duke University Health System Inc.	3.920%	6/1/47	100	76
Edwards Lifesciences Corp.	4.300%	6/15/28	100	94
Elevance Health Inc.	2.375%	1/15/25	100	95
Elevance Health Inc.	2.250%	5/15/30	530	430
Elevance Health Inc.	2.550%	3/15/31	650	526
Elevance Health Inc.	4.100%	5/15/32	200	178
Elevance Health Inc.	5.500%	10/15/32	250	246
Elevance Health Inc.	4.750%	2/15/33	200	186
Elevance Health Inc.	5.950%	12/15/34	1	1
Elevance Health Inc.	5.850%	1/15/36	75	73
Elevance Health Inc.	6.375%	6/15/37	50	51
Elevance Health Inc.	4.625%	5/15/42	175	147
Elevance Health Inc.	4.650%	1/15/43	775	650
Elevance Health Inc.	5.100%	1/15/44	100	87
Elevance Health Inc.	4.375%	12/1/47	261	206
Elevance Health Inc.	4.550%	3/1/48	155	126
Elevance Health Inc.	4.550%	5/15/52	200	161
Elevance Health Inc.	5.125%	2/15/53	200	177
Elevance Health Inc.	4.850%	8/15/54	30	24
Eli Lilly & Co.	2.750%	6/1/25	71	68
Eli Lilly & Co.	3.375%	3/15/29	92	85
Eli Lilly & Co.	2.500%	9/15/60	250	136
Eli Lilly & Co.	4.950%	2/27/63	250	226
GE HealthCare Technologies Inc.	5.550%	11/15/24	200	199
GE HealthCare Technologies Inc.	5.600%	11/15/25	250	248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GE HealthCare Technologies Inc.	5.650%	11/15/27	200	200
	GE HealthCare Technologies Inc.	5.905%	11/22/32	250	248
	GE HealthCare Technologies Inc.	6.377%	11/22/52	150	152
	Gilead Sciences Inc.	3.650%	3/1/26	575	550
	Gilead Sciences Inc.	2.950%	3/1/27	525	484
	Gilead Sciences Inc.	5.250%	10/15/33	100	98
	Gilead Sciences Inc.	4.600%	9/1/35	575	524
	Gilead Sciences Inc.	4.000%	9/1/36	350	297
	Gilead Sciences Inc.	5.650%	12/1/41	175	170
	Gilead Sciences Inc.	4.800%	4/1/44	400	348
	Gilead Sciences Inc.	4.750%	3/1/46	455	390
	Gilead Sciences Inc.	2.800%	10/1/50	475	285
	Gilead Sciences Inc.	5.550%	10/15/53	100	96
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	604	587
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	355
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	86
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	596
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	84
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	23
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	162
	Hackensack Meridian Health Inc.	4.211%	7/1/48	125	99
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	40
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	75	50
	HCA Inc.	5.375%	2/1/25	250	247
	HCA Inc.	5.250%	4/15/25	320	316
	HCA Inc.	5.250%	6/15/26	325	318
	HCA Inc.	4.500%	2/15/27	125	119
	HCA Inc.	5.200%	6/1/28	177	171
	HCA Inc.	5.625%	9/1/28	275	268
	HCA Inc.	4.125%	6/15/29	405	366
	HCA Inc.	3.500%	9/1/30	500	424
	HCA Inc.	2.375%	7/15/31	400	306
	HCA Inc.	3.625%	3/15/32	250	207
	HCA Inc.	5.500%	6/1/33	221	209
	HCA Inc.	5.125%	6/15/39	200	173
	HCA Inc.	4.375%	3/15/42	250	191
	HCA Inc.	5.500%	6/15/47	425	363
	HCA Inc.	5.250%	6/15/49	400	328
	HCA Inc.	3.500%	7/15/51	200	125
	HCA Inc.	4.625%	3/15/52	300	225
	HCA Inc.	5.900%	6/1/53	177	159
	Humana Inc.	3.850%	10/1/24	326	319
	Humana Inc.	1.350%	2/3/27	200	174
	Humana Inc.	3.950%	3/15/27	150	142
	Humana Inc.	4.875%	4/1/30	135	128
	Humana Inc.	2.150%	2/3/32	200	151
	Humana Inc.	4.625%	12/1/42	110	90
	Humana Inc.	4.950%	10/1/44	270	227
	Humana Inc.	3.950%	8/15/49	40	29
	Humana Inc.	5.500%	3/15/53	200	182
	IHC Health Services Inc.	4.131%	5/15/48	100	79
	Illumina Inc.	2.550%	3/23/31	250	194
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	125	96
	Iowa Health System	3.665%	2/15/50	125	85
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	93
	Johnson & Johnson	2.625%	1/15/25	250	242
	Johnson & Johnson	2.450%	3/1/26	350	329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	2.950%	3/3/27	200	187
	Johnson & Johnson	0.950%	9/1/27	300	258
	Johnson & Johnson	2.900%	1/15/28	100	92
	Johnson & Johnson	1.300%	9/1/30	375	295
	Johnson & Johnson	4.950%	5/15/33	150	151
	Johnson & Johnson	4.375%	12/5/33	175	166
	Johnson & Johnson	3.550%	3/1/36	175	148
	Johnson & Johnson	3.625%	3/3/37	300	252
	Johnson & Johnson	5.950%	8/15/37	200	211
	Johnson & Johnson	2.100%	9/1/40	250	159
	Johnson & Johnson	4.500%	9/1/40	150	135
	Johnson & Johnson	4.850%	5/15/41	75	70
	Johnson & Johnson	4.500%	12/5/43	200	179
	Johnson & Johnson	3.700%	3/1/46	400	311
	Johnson & Johnson	3.750%	3/3/47	250	196
	Johnson & Johnson	2.250%	9/1/50	400	230
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	93
	Kaiser Foundation Hospitals	2.810%	6/1/41	250	167
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	207
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	119
	Kaiser Foundation Hospitals	3.266%	11/1/49	225	149
	Kaiser Foundation Hospitals	3.002%	6/1/51	250	156
	Koninklijke KPN NV	6.875%	3/11/38	100	104
	Koninklijke Philips NV	5.000%	3/15/42	150	126
	Laboratory Corp. of America Holdings	2.300%	12/1/24	100	96
	Laboratory Corp. of America Holdings	3.600%	2/1/25	200	194
	Laboratory Corp. of America Holdings	1.550%	6/1/26	200	179
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	94
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	107
	Laboratory Corp. of America Holdings	2.700%	6/1/31	200	162
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	158
	Mass General Brigham Inc.	3.192%	7/1/49	150	98
	Mass General Brigham Inc.	3.342%	7/1/60	250	157
	Mayo Clinic	3.774%	11/15/43	75	59
	Mayo Clinic	4.128%	11/15/52	50	40
	Mayo Clinic	3.196%	11/15/61	250	153
	McKesson Corp.	0.900%	12/3/25	500	452
	McKesson Corp.	4.900%	7/15/28	24	23
	McKesson Corp.	5.100%	7/15/33	100	96
[2]	MedStar Health Inc.	3.626%	8/15/49	75	51
	Medtronic Inc.	4.375%	3/15/35	511	462
	Medtronic Inc.	4.625%	3/15/45	244	214
	Memorial Health Services	3.447%	11/1/49	150	102
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	62
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	115
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	19
	Merck & Co. Inc.	2.750%	2/10/25	740	715
	Merck & Co. Inc.	1.700%	6/10/27	400	354
	Merck & Co. Inc.	4.050%	5/17/28	100	96
	Merck & Co. Inc.	3.400%	3/7/29	375	343
	Merck & Co. Inc.	4.300%	5/17/30	133	126
	Merck & Co. Inc.	1.450%	6/24/30	210	164
	Merck & Co. Inc.	2.150%	12/10/31	450	355
	Merck & Co. Inc.	4.500%	5/17/33	265	248
	Merck & Co. Inc.	6.500%	12/1/33	125	135
	Merck & Co. Inc.	3.900%	3/7/39	200	166
	Merck & Co. Inc.	3.600%	9/15/42	100	77
	Merck & Co. Inc.	4.150%	5/18/43	200	166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Merck & Co. Inc.	4.900%	5/17/44	133	121
	Merck & Co. Inc.	3.700%	2/10/45	525	400
	Merck & Co. Inc.	4.000%	3/7/49	300	235
	Merck & Co. Inc.	2.750%	12/10/51	700	423
	Merck & Co. Inc.	5.000%	5/17/53	265	241
	Merck & Co. Inc.	2.900%	12/10/61	375	215
	Merck & Co. Inc.	5.150%	5/17/63	177	162
	Methodist Hospital	2.705%	12/1/50	300	174
[2]	Montefiore Obligated Group	5.246%	11/1/48	150	106
	Mount Sinai Hospital	3.391%	7/1/50	500	313
	MultiCare Health System	2.803%	8/15/50	250	139
	Mylan Inc.	5.400%	11/29/43	100	78
	Mylan Inc.	5.200%	4/15/48	175	127
	New York and Presbyterian Hospital	4.024%	8/1/45	130	101
	New York and Presbyterian Hospital	4.063%	8/1/56	75	56
	New York and Presbyterian Hospital	2.606%	8/1/60	100	51
	New York and Presbyterian Hospital	3.954%	8/1/19	125	81
	Northwell Healthcare Inc.	3.979%	11/1/46	100	72
	Northwell Healthcare Inc.	4.260%	11/1/47	200	149
	Northwell Healthcare Inc.	3.809%	11/1/49	100	69
	Novant Health Inc.	2.637%	11/1/36	250	177
	Novartis Capital Corp.	3.400%	5/6/24	287	283
	Novartis Capital Corp.	1.750%	2/14/25	200	190
	Novartis Capital Corp.	2.000%	2/14/27	525	474
	Novartis Capital Corp.	3.100%	5/17/27	175	164
	Novartis Capital Corp.	2.200%	8/14/30	410	340
	Novartis Capital Corp.	3.700%	9/21/42	100	78
	Novartis Capital Corp.	4.400%	5/6/44	375	322
	Novartis Capital Corp.	4.000%	11/20/45	225	182
	Novartis Capital Corp.	2.750%	8/14/50	75	48
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/50	10	6
	NYU Langone Hospitals	4.784%	7/1/44	100	84
[2]	NYU Langone Hospitals	4.368%	7/1/47	110	90
	NYU Langone Hospitals	3.380%	7/1/55	200	127
	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	50	35
[2]	OhioHealth Corp.	3.042%	11/15/50	100	65
	Orlando Health Obligated Group	4.089%	10/1/48	50	38
	PeaceHealth Obligated Group	4.787%	11/15/48	75	59
	PeaceHealth Obligated Group	3.218%	11/15/50	200	119
	Pfizer Inc.	3.600%	9/15/28	200	187
	Pfizer Inc.	3.450%	3/15/29	375	345
	Pfizer Inc.	2.625%	4/1/30	300	256
	Pfizer Inc.	1.700%	5/28/30	225	180
	Pfizer Inc.	1.750%	8/18/31	200	155
	Pfizer Inc.	4.100%	9/15/38	150	128
	Pfizer Inc.	3.900%	3/15/39	125	103
	Pfizer Inc.	7.200%	3/15/39	425	489
	Pfizer Inc.	2.550%	5/28/40	200	134
	Pfizer Inc.	4.300%	6/15/43	125	105
	Pfizer Inc.	4.400%	5/15/44	200	170
	Pfizer Inc.	4.125%	12/15/46	250	201
	Pfizer Inc.	4.200%	9/15/48	350	287
	Pfizer Inc.	4.000%	3/15/49	175	138
	Pfizer Inc.	2.700%	5/28/50	450	282
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/25	531	524

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/26	531	519
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	707	681
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/30	527	504
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	884	838
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	525	482
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	1,061	985
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/63	707	646
	Pharmacia LLC	6.600%	12/1/28	175	185
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	46
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	125
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	200	192
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	53
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	54
	Quest Diagnostics Inc.	3.500%	3/30/25	100	96
	Quest Diagnostics Inc.	3.450%	6/1/26	125	118
	Quest Diagnostics Inc.	4.200%	6/30/29	140	131
	Quest Diagnostics Inc.	2.950%	6/30/30	160	134
	Quest Diagnostics Inc.	2.800%	6/30/31	125	103
	Quest Diagnostics Inc.	5.750%	1/30/40	13	12
	Quest Diagnostics Inc.	4.700%	3/30/45	25	21
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	385
	Revvity Inc.	1.900%	9/15/28	250	208
	Revvity Inc.	3.625%	3/15/51	150	96
	Royalty Pharma plc	1.200%	9/2/25	300	273
	Royalty Pharma plc	2.200%	9/2/30	300	232
	Royalty Pharma plc	3.550%	9/2/50	350	214
	Royalty Pharma plc	3.350%	9/2/51	250	145
	Rush Obligated Group	3.922%	11/15/29	75	68
	RWJ Barnabas Health Inc.	3.949%	7/1/46	100	75
	RWJ Barnabas Health Inc.	3.477%	7/1/49	25	17
	Sanofi	3.625%	6/19/28	225	212
	Seattle Children's Hospital	2.719%	10/1/50	200	117
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	537
	Smith & Nephew plc	2.032%	10/14/30	300	231
	SSM Health Care Corp.	3.823%	6/1/27	100	94
	SSM Health Care Corp.	4.894%	6/1/28	200	195
	Stanford Health Care	3.795%	11/15/48	125	93
	Stryker Corp.	1.150%	6/15/25	100	93
	Stryker Corp.	3.375%	11/1/25	140	134
	Stryker Corp.	3.500%	3/15/26	183	174
	Stryker Corp.	3.650%	3/7/28	50	47
	Stryker Corp.	4.100%	4/1/43	75	58
	Stryker Corp.	4.375%	5/15/44	50	40
	Sutter Health	1.321%	8/15/25	500	457
	Sutter Health	3.695%	8/15/28	75	70
	Sutter Health	5.164%	8/15/33	75	72
	Sutter Health	4.091%	8/15/48	75	57
	Sutter Health	3.361%	8/15/50	125	82
	Sutter Health	5.547%	8/15/53	75	72
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	396
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	150	104
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	610	386
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	122

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Health Resources	2.328%	11/15/50	300	159
Thermo Fisher Scientific Inc.	1.215%	10/18/24	250	238
Thermo Fisher Scientific Inc.	4.953%	8/10/26	100	99
Thermo Fisher Scientific Inc.	4.977%	8/10/30	150	146
Thermo Fisher Scientific Inc.	2.000%	10/15/31	1,000	774
Thermo Fisher Scientific Inc.	5.086%	8/10/33	200	193
Thermo Fisher Scientific Inc.	2.800%	10/15/41	250	168
Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	174
Trinity Health Corp.	4.125%	12/1/45	85	67
UnitedHealth Group Inc.	3.750%	7/15/25	400	389
UnitedHealth Group Inc.	5.150%	10/15/25	200	199
UnitedHealth Group Inc.	3.100%	3/15/26	225	214
UnitedHealth Group Inc.	3.450%	1/15/27	175	165
UnitedHealth Group Inc.	3.375%	4/15/27	350	328
UnitedHealth Group Inc.	3.700%	5/15/27	120	114
UnitedHealth Group Inc.	2.950%	10/15/27	150	137
UnitedHealth Group Inc.	5.250%	2/15/28	375	376
UnitedHealth Group Inc.	3.875%	12/15/28	150	141
UnitedHealth Group Inc.	4.250%	1/15/29	200	190
UnitedHealth Group Inc.	2.875%	8/15/29	150	132
UnitedHealth Group Inc.	5.300%	2/15/30	200	199
UnitedHealth Group Inc.	2.000%	5/15/30	755	611
UnitedHealth Group Inc.	2.300%	5/15/31	650	524
UnitedHealth Group Inc.	4.200%	5/15/32	750	683
UnitedHealth Group Inc.	5.350%	2/15/33	375	371
UnitedHealth Group Inc.	4.500%	4/15/33	200	185
UnitedHealth Group Inc.	4.625%	7/15/35	175	162
UnitedHealth Group Inc.	6.500%	6/15/37	50	54
UnitedHealth Group Inc.	6.625%	11/15/37	125	136
UnitedHealth Group Inc.	6.875%	2/15/38	245	273
UnitedHealth Group Inc.	3.500%	8/15/39	240	184
UnitedHealth Group Inc.	2.750%	5/15/40	200	136
UnitedHealth Group Inc.	5.950%	2/15/41	60	60
UnitedHealth Group Inc.	3.050%	5/15/41	300	212
UnitedHealth Group Inc.	4.625%	11/15/41	110	95
UnitedHealth Group Inc.	4.375%	3/15/42	50	42
UnitedHealth Group Inc.	3.950%	10/15/42	175	138
UnitedHealth Group Inc.	4.250%	3/15/43	125	103
UnitedHealth Group Inc.	4.750%	7/15/45	305	264
UnitedHealth Group Inc.	4.200%	1/15/47	210	167
UnitedHealth Group Inc.	4.250%	4/15/47	290	229
UnitedHealth Group Inc.	4.250%	6/15/48	300	238
UnitedHealth Group Inc.	4.450%	12/15/48	150	123
UnitedHealth Group Inc.	3.700%	8/15/49	310	223
UnitedHealth Group Inc.	3.250%	5/15/51	750	493
UnitedHealth Group Inc.	5.875%	2/15/53	200	201
UnitedHealth Group Inc.	5.050%	4/15/53	269	241
UnitedHealth Group Inc.	3.875%	8/15/59	420	298
UnitedHealth Group Inc.	3.125%	5/15/60	250	152
UnitedHealth Group Inc.	6.050%	2/15/63	200	203
UnitedHealth Group Inc.	5.200%	4/15/63	300	268
Universal Health Services Inc.	2.650%	10/15/30	300	233
UPMC	3.600%	4/3/25	125	120
Utah Acquisition Sub Inc.	3.950%	6/15/26	889	832
Utah Acquisition Sub Inc.	5.250%	6/15/46	225	165
Viatris Inc.	1.650%	6/22/25	175	162
Viatris Inc.	2.300%	6/22/27	175	150
Viatris Inc.	4.000%	6/22/50	250	151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WakeMed	3.286%	10/1/52	200	123
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	50	41
	Wyeth LLC	6.500%	2/1/34	150	161
	Wyeth LLC	6.000%	2/15/36	85	88
	Wyeth LLC	5.950%	4/1/37	385	394
	Zeneca Wilmington Inc.	7.000%	11/15/23	25	25
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	200	190
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	250	235
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	200	157
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	46
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	117
	Zoetis Inc.	4.500%	11/13/25	100	98
	Zoetis Inc.	3.000%	9/12/27	150	138
	Zoetis Inc.	3.900%	8/20/28	100	94
	Zoetis Inc.	2.000%	5/15/30	150	120
	Zoetis Inc.	5.600%	11/16/32	250	249
	Zoetis Inc.	4.700%	2/1/43	175	151
	Zoetis Inc.	3.950%	9/12/47	150	113
	Zoetis Inc.	4.450%	8/20/48	75	61
					117,403
Industrials (2.0%)
	3M Co.	2.000%	2/14/25	150	142
	3M Co.	2.650%	4/15/25	100	95
	3M Co.	3.000%	8/7/25	100	95
	3M Co.	2.250%	9/19/26	150	136
	3M Co.	2.875%	10/15/27	125	113
	3M Co.	3.375%	3/1/29	150	134
	3M Co.	2.375%	8/26/29	360	301
	3M Co.	3.125%	9/19/46	75	48
	3M Co.	3.625%	10/15/47	100	69
	3M Co.	4.000%	9/14/48	250	188
	3M Co.	3.250%	8/26/49	300	190
	3M Co.	3.700%	4/15/50	125	89
	Allegion plc	3.500%	10/1/29	75	65
	Allegion US Holding Co. Inc.	3.550%	10/1/27	175	159
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/36	128	105
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	35	33
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	100	92
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	105	93
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	34	31
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	41	35
	Amphenol Corp.	2.050%	3/1/25	40	38
	Amphenol Corp.	4.350%	6/1/29	100	95
	Amphenol Corp.	2.800%	2/15/30	275	234
	Amphenol Corp.	2.200%	9/15/31	100	78
	Block Financial LLC	5.250%	10/1/25	100	98
	Block Financial LLC	3.875%	8/15/30	200	172
	BNSF Funding Trust I	6.613%	12/15/55	65	63
	Boeing Co.	2.850%	10/30/24	100	97
	Boeing Co.	2.500%	3/1/25	145	138
	Boeing Co.	4.875%	5/1/25	795	781
	Boeing Co.	2.196%	2/4/26	1,200	1,102

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	3.100%	5/1/26	100	93
Boeing Co.	2.250%	6/15/26	50	45
Boeing Co.	2.700%	2/1/27	195	176
Boeing Co.	2.800%	3/1/27	50	45
Boeing Co.	5.040%	5/1/27	360	352
Boeing Co.	3.250%	3/1/28	100	90
Boeing Co.	3.450%	11/1/28	250	225
Boeing Co.	3.200%	3/1/29	200	176
Boeing Co.	2.950%	2/1/30	190	160
Boeing Co.	5.150%	5/1/30	695	664
Boeing Co.	6.125%	2/15/33	75	75
Boeing Co.	3.600%	5/1/34	350	283
Boeing Co.	3.250%	2/1/35	190	146
Boeing Co.	6.625%	2/15/38	50	50
Boeing Co.	3.550%	3/1/38	50	37
Boeing Co.	3.500%	3/1/39	75	53
Boeing Co.	6.875%	3/15/39	100	105
Boeing Co.	5.875%	2/15/40	75	71
Boeing Co.	5.705%	5/1/40	740	682
Boeing Co.	3.375%	6/15/46	75	48
Boeing Co.	3.650%	3/1/47	55	36
Boeing Co.	3.625%	3/1/48	75	49
Boeing Co.	3.850%	11/1/48	60	41
Boeing Co.	3.900%	5/1/49	150	104
Boeing Co.	3.750%	2/1/50	250	170
Boeing Co.	5.805%	5/1/50	530	480
Boeing Co.	3.825%	3/1/59	200	128
Boeing Co.	3.950%	8/1/59	75	49
Boeing Co.	5.930%	5/1/60	735	661
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	97
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	73
Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	211
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	131
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	114
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	237
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	208
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	166
Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	146
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	114
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	88
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	126
Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	99
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	64
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	112
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	98
Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	290
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	156
Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	284
Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	126
Burlington Northern Santa Fe LLC	2.875%	6/15/52	200	122
Burlington Northern Santa Fe LLC	5.200%	4/15/54	325	298
Canadian National Railway Co.	2.950%	11/21/24	233	226
Canadian National Railway Co.	6.250%	8/1/34	75	79
Canadian National Railway Co.	6.200%	6/1/36	75	79
Canadian National Railway Co.	6.375%	11/15/37	100	105
Canadian National Railway Co.	3.200%	8/2/46	100	68
Canadian National Railway Co.	2.450%	5/1/50	425	241
Canadian Pacific Railway Co.	2.875%	11/15/29	100	86

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Pacific Railway Co.	2.050%	3/5/30	200	162
	Canadian Pacific Railway Co.	7.125%	10/15/31	100	108
	Canadian Pacific Railway Co.	2.450%	12/2/31	250	216
	Canadian Pacific Railway Co.	5.950%	5/15/37	80	80
	Canadian Pacific Railway Co.	3.000%	12/2/41	178	138
	Canadian Pacific Railway Co.	4.300%	5/15/43	75	60
	Canadian Pacific Railway Co.	4.950%	8/15/45	125	108
	Canadian Pacific Railway Co.	4.700%	5/1/48	225	186
	Canadian Pacific Railway Co.	3.500%	5/1/50	100	68
	Canadian Pacific Railway Co.	3.100%	12/2/51	500	314
	Canadian Pacific Railway Co.	6.125%	9/15/15	120	116
	Carrier Global Corp.	2.242%	2/15/25	400	380
	Carrier Global Corp.	2.493%	2/15/27	250	225
	Carrier Global Corp.	2.722%	2/15/30	355	296
	Carrier Global Corp.	2.700%	2/15/31	85	69
	Carrier Global Corp.	3.377%	4/5/40	300	214
	Carrier Global Corp.	3.577%	4/5/50	400	270
	Caterpillar Financial Services Corp.	2.150%	11/8/24	300	289
	Caterpillar Financial Services Corp.	3.250%	12/1/24	277	270
	Caterpillar Financial Services Corp.	4.900%	1/17/25	200	199
	Caterpillar Financial Services Corp.	1.450%	5/15/25	100	94
	Caterpillar Financial Services Corp.	3.650%	8/12/25	300	290
	Caterpillar Financial Services Corp.	0.800%	11/13/25	400	363
	Caterpillar Financial Services Corp.	0.900%	3/2/26	300	270
	Caterpillar Financial Services Corp.	4.350%	5/15/26	200	195
	Caterpillar Financial Services Corp.	2.400%	8/9/26	100	92
	Caterpillar Financial Services Corp.	1.150%	9/14/26	200	178
	Caterpillar Financial Services Corp.	1.700%	1/8/27	200	179
	Caterpillar Financial Services Corp.	3.600%	8/12/27	300	283
	Caterpillar Inc.	2.600%	9/19/29	200	175
	Caterpillar Inc.	2.600%	4/9/30	120	103
	Caterpillar Inc.	6.050%	8/15/36	100	105
	Caterpillar Inc.	5.200%	5/27/41	150	145
	Caterpillar Inc.	3.803%	8/15/42	243	194
	Caterpillar Inc.	3.250%	9/19/49	200	140
	Caterpillar Inc.	3.250%	4/9/50	200	140
	Caterpillar Inc.	4.750%	5/15/64	100	86
	Cintas Corp. No 2	4.000%	5/1/32	150	135
	Cintas Corp. No. 2	3.700%	4/1/27	175	166
	CNH Industrial Capital LLC	1.450%	7/15/26	200	178
	CNH Industrial NV	3.850%	11/15/27	100	93
[2]	Continental Airlines Pass Through Trust Class A Series 2012-2	4.000%	4/29/26	26	26
	CSX Corp.	3.350%	11/1/25	150	143
	CSX Corp.	3.250%	6/1/27	150	139
	CSX Corp.	3.800%	3/1/28	350	329
	CSX Corp.	4.250%	3/15/29	200	189
	CSX Corp.	2.400%	2/15/30	172	143
	CSX Corp.	4.100%	11/15/32	187	168
	CSX Corp.	5.200%	11/15/33	100	97
	CSX Corp.	6.220%	4/30/40	152	156
	CSX Corp.	5.500%	4/15/41	225	212
	CSX Corp.	4.750%	5/30/42	210	180
	CSX Corp.	4.100%	3/15/44	150	118
	CSX Corp.	4.300%	3/1/48	250	197
	CSX Corp.	4.500%	3/15/49	225	182
	CSX Corp.	3.350%	9/15/49	265	177
	CSX Corp.	4.500%	11/15/52	162	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	4.500%	8/1/54	25	20
	CSX Corp.	4.250%	11/1/66	150	111
	CSX Corp.	4.650%	3/1/68	75	60
	Cummins Inc.	0.750%	9/1/25	400	366
	Cummins Inc.	2.600%	9/1/50	200	115
	Deere & Co.	2.750%	4/15/25	100	96
	Deere & Co.	5.375%	10/16/29	125	127
	Deere & Co.	7.125%	3/3/31	100	111
	Deere & Co.	3.900%	6/9/42	250	206
	Deere & Co.	2.875%	9/7/49	200	133
	Deere & Co.	3.750%	4/15/50	175	138
[2,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	200	190
[2]	Delta Air Lines Pass Through Trust Class AA Series 2020-1	2.000%	12/10/29	123	108
	Dover Corp.	3.150%	11/15/25	200	190
	Dover Corp.	2.950%	11/4/29	75	65
	Eaton Corp.	3.103%	9/15/27	128	118
	Eaton Corp.	4.150%	3/15/33	236	213
	Eaton Corp.	4.150%	11/2/42	150	122
	Eaton Corp.	4.700%	8/23/52	228	197
	Emerson Electric Co.	2.000%	12/21/28	200	171
	Emerson Electric Co.	1.950%	10/15/30	100	80
	Emerson Electric Co.	2.200%	12/21/31	200	159
	Emerson Electric Co.	2.750%	10/15/50	150	89
	Emerson Electric Co.	2.800%	12/21/51	200	121
	FedEx Corp.	3.250%	4/1/26	100	95
	FedEx Corp.	3.100%	8/5/29	200	176
	FedEx Corp.	4.250%	5/15/30	100	92
	FedEx Corp.	3.900%	2/1/35	200	167
	FedEx Corp.	4.100%	4/15/43	75	57
	FedEx Corp.	4.100%	2/1/45	125	93
	FedEx Corp.	4.750%	11/15/45	250	204
	FedEx Corp.	4.550%	4/1/46	225	178
	FedEx Corp.	4.400%	1/15/47	125	96
	FedEx Corp.	4.050%	2/15/48	200	146
	FedEx Corp.	4.950%	10/17/48	250	211
	FedEx Corp.	5.250%	5/15/50	250	219
[2]	FedEx Corp. Pass Through Trust Class AA Series 2020-1	1.875%	8/20/35	420	337
	Fortive Corp.	3.150%	6/15/26	150	140
	Fortive Corp.	4.300%	6/15/46	100	75
	GE Capital Funding LLC	3.450%	5/15/25	445	428
	GE Capital Funding LLC	4.550%	5/15/32	200	184
	General Dynamics Corp.	2.375%	11/15/24	320	308
	General Dynamics Corp.	3.250%	4/1/25	150	145
	General Dynamics Corp.	3.500%	5/15/25	200	194
	General Dynamics Corp.	3.500%	4/1/27	100	94
	General Dynamics Corp.	2.625%	11/15/27	200	180
	General Dynamics Corp.	3.750%	5/15/28	200	188
	General Dynamics Corp.	3.625%	4/1/30	200	181
	General Dynamics Corp.	4.250%	4/1/40	150	127
	General Dynamics Corp.	3.600%	11/15/42	100	75
	General Electric Co.	5.875%	1/14/38	560	565
	GXO Logistics Inc.	2.650%	7/15/31	250	191
	Hexcel Corp.	4.200%	2/15/27	72	67
	Honeywell International Inc.	1.350%	6/1/25	275	257
	Honeywell International Inc.	2.500%	11/1/26	50	46
	Honeywell International Inc.	1.100%	3/1/27	250	219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honeywell International Inc.	4.950%	2/15/28	90	90
	Honeywell International Inc.	4.250%	1/15/29	200	191
	Honeywell International Inc.	2.700%	8/15/29	100	87
	Honeywell International Inc.	1.950%	6/1/30	1,000	808
	Honeywell International Inc.	1.750%	9/1/31	250	192
	Honeywell International Inc.	5.000%	2/15/33	197	191
	Honeywell International Inc.	4.500%	1/15/34	200	186
	Honeywell International Inc.	5.700%	3/15/37	200	202
	Honeywell International Inc.	5.375%	3/1/41	150	144
	Hubbell Inc.	3.350%	3/1/26	75	71
	Hubbell Inc.	3.150%	8/15/27	50	46
	Hubbell Inc.	3.500%	2/15/28	175	162
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	100	91
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	200	168
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	180
	IDEX Corp.	3.000%	5/1/30	75	63
	Illinois Tool Works Inc.	2.650%	11/15/26	300	279
	Illinois Tool Works Inc.	4.875%	9/15/41	75	69
	Illinois Tool Works Inc.	3.900%	9/1/42	250	203
	Ingersoll Rand Inc.	5.400%	8/14/28	100	98
	Ingersoll Rand Inc.	5.700%	8/14/33	200	193
	JB Hunt Transport Services Inc.	3.875%	3/1/26	200	192
[2]	JetBlue Pass Through Trust Class A Series 2020-1	4.000%	5/15/34	125	113
[2]	JetBlue Pass Through Trust Class AA Series 2019-1	2.750%	11/15/33	126	106
	John Deere Capital Corp.	2.050%	1/9/25	350	335
	John Deere Capital Corp.	1.250%	1/10/25	500	474
	John Deere Capital Corp.	3.450%	3/13/25	300	292
	John Deere Capital Corp.	5.300%	9/8/25	350	349
	John Deere Capital Corp.	3.400%	9/11/25	75	72
	John Deere Capital Corp.	4.800%	1/9/26	200	197
	John Deere Capital Corp.	0.700%	1/15/26	300	270
	John Deere Capital Corp.	2.650%	6/10/26	100	93
	John Deere Capital Corp.	1.050%	6/17/26	200	179
	John Deere Capital Corp.	5.150%	9/8/26	200	199
	John Deere Capital Corp.	2.250%	9/14/26	125	115
	John Deere Capital Corp.	2.350%	3/8/27	200	181
	John Deere Capital Corp.	2.800%	9/8/27	150	137
	John Deere Capital Corp.	4.150%	9/15/27	200	192
	John Deere Capital Corp.	3.050%	1/6/28	100	92
	John Deere Capital Corp.	4.750%	1/20/28	200	196
	John Deere Capital Corp.	4.950%	7/14/28	200	197
	John Deere Capital Corp.	3.450%	3/7/29	50	46
	John Deere Capital Corp.	2.800%	7/18/29	150	132
	John Deere Capital Corp.	2.450%	1/9/30	325	276
	John Deere Capital Corp.	5.150%	9/8/33	300	293
	Johnson Controls International plc	3.900%	2/14/26	37	35
	Johnson Controls International plc	6.000%	1/15/36	39	39
	Johnson Controls International plc	4.625%	7/2/44	175	142
	Johnson Controls International plc	5.125%	9/14/45	9	8
	Johnson Controls International plc	4.500%	2/15/47	100	80
	Johnson Controls International plc	4.950%	7/2/64	72	58
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.000%	9/16/31	200	153
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/32	72	69
	Kennametal Inc.	4.625%	6/15/28	120	113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Keysight Technologies Inc.	4.550%	10/30/24	195	192
	Keysight Technologies Inc.	4.600%	4/6/27	125	120
	Keysight Technologies Inc.	3.000%	10/30/29	100	86
	Kirby Corp.	4.200%	3/1/28	300	279
	L3Harris Technologies Inc.	3.832%	4/27/25	200	194
	L3Harris Technologies Inc.	3.850%	12/15/26	50	47
	L3Harris Technologies Inc.	5.400%	1/15/27	200	198
	L3Harris Technologies Inc.	4.400%	6/15/28	175	166
	L3Harris Technologies Inc.	5.400%	7/31/33	500	481
	L3Harris Technologies Inc.	4.854%	4/27/35	100	91
	L3Harris Technologies Inc.	5.054%	4/27/45	100	87
	L3Harris Technologies Inc.	5.600%	7/31/53	500	468
	Legrand France SA	8.500%	2/15/25	68	71
	Lennox International Inc.	3.000%	11/15/23	100	100
	Lennox International Inc.	1.700%	8/1/27	50	43
	Lockheed Martin Corp.	3.550%	1/15/26	190	183
	Lockheed Martin Corp.	5.100%	11/15/27	250	249
	Lockheed Martin Corp.	4.450%	5/15/28	100	97
	Lockheed Martin Corp.	3.900%	6/15/32	100	90
	Lockheed Martin Corp.	5.250%	1/15/33	250	247
	Lockheed Martin Corp.	3.600%	3/1/35	150	127
	Lockheed Martin Corp.	4.500%	5/15/36	100	91
	Lockheed Martin Corp.	6.150%	9/1/36	300	314
	Lockheed Martin Corp.	4.070%	12/15/42	270	221
	Lockheed Martin Corp.	3.800%	3/1/45	100	76
	Lockheed Martin Corp.	4.700%	5/15/46	275	241
	Lockheed Martin Corp.	2.800%	6/15/50	175	109
	Lockheed Martin Corp.	4.090%	9/15/52	331	261
	Lockheed Martin Corp.	4.150%	6/15/53	250	196
	Lockheed Martin Corp.	5.700%	11/15/54	250	249
	Lockheed Martin Corp.	5.200%	2/15/55	115	106
	Lockheed Martin Corp.	4.300%	6/15/62	125	98
	Lockheed Martin Corp.	5.900%	11/15/63	134	136
[5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	375	372
	Nordson Corp.	5.600%	9/15/28	60	59
	Nordson Corp.	5.800%	9/15/33	79	77
	Norfolk Southern Corp.	3.650%	8/1/25	50	48
	Norfolk Southern Corp.	2.900%	6/15/26	310	290
	Norfolk Southern Corp.	7.800%	5/15/27	60	65
	Norfolk Southern Corp.	3.150%	6/1/27	125	115
	Norfolk Southern Corp.	3.800%	8/1/28	113	105
	Norfolk Southern Corp.	2.550%	11/1/29	200	169
	Norfolk Southern Corp.	5.050%	8/1/30	100	96
	Norfolk Southern Corp.	3.000%	3/15/32	200	165
	Norfolk Southern Corp.	4.837%	10/1/41	113	98
	Norfolk Southern Corp.	4.450%	6/15/45	75	60
	Norfolk Southern Corp.	4.650%	1/15/46	75	61
	Norfolk Southern Corp.	4.150%	2/28/48	25	19
	Norfolk Southern Corp.	4.100%	5/15/49	73	55
	Norfolk Southern Corp.	3.400%	11/1/49	75	50
	Norfolk Southern Corp.	3.050%	5/15/50	350	217
	Norfolk Southern Corp.	4.050%	8/15/52	239	177
	Norfolk Southern Corp.	5.350%	8/1/54	200	183
	Norfolk Southern Corp.	3.155%	5/15/55	438	268
	Norfolk Southern Corp.	4.100%	5/15/21	100	65
	Northrop Grumman Corp.	2.930%	1/15/25	275	265
	Northrop Grumman Corp.	3.200%	2/1/27	150	140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northrop Grumman Corp.	3.250%	1/15/28	100	92
	Northrop Grumman Corp.	4.400%	5/1/30	290	271
	Northrop Grumman Corp.	4.700%	3/15/33	100	93
	Northrop Grumman Corp.	5.150%	5/1/40	90	82
	Northrop Grumman Corp.	5.050%	11/15/40	150	135
	Northrop Grumman Corp.	4.750%	6/1/43	275	235
	Northrop Grumman Corp.	4.030%	10/15/47	380	290
	Northrop Grumman Corp.	5.250%	5/1/50	310	285
	Northrop Grumman Corp.	4.950%	3/15/53	100	87
	Nvent Finance Sarl	4.550%	4/15/28	100	94
	Oshkosh Corp.	4.600%	5/15/28	185	177
	Oshkosh Corp.	3.100%	3/1/30	60	51
	Otis Worldwide Corp.	2.293%	4/5/27	200	180
	Otis Worldwide Corp.	5.250%	8/16/28	150	147
	Otis Worldwide Corp.	2.565%	2/15/30	300	249
	Otis Worldwide Corp.	3.112%	2/15/40	400	286
	Otis Worldwide Corp.	3.362%	2/15/50	150	100
	PACCAR Financial Corp.	1.800%	2/6/25	60	57
	Parker-Hannifin Corp.	3.300%	11/21/24	290	282
	Parker-Hannifin Corp.	3.250%	3/1/27	125	116
	Parker-Hannifin Corp.	4.250%	9/15/27	215	205
	Parker-Hannifin Corp.	3.250%	6/14/29	75	67
	Parker-Hannifin Corp.	6.250%	5/15/38	150	150
	Parker-Hannifin Corp.	4.450%	11/21/44	200	162
	Parker-Hannifin Corp.	4.000%	6/14/49	215	163
	Precision Castparts Corp.	3.250%	6/15/25	175	169
	Precision Castparts Corp.	4.375%	6/15/45	200	162
	Quanta Services Inc.	2.900%	10/1/30	400	326
[5]	Regal Rexnord Corp.	6.050%	2/15/26	100	99
[5]	Regal Rexnord Corp.	6.050%	4/15/28	250	243
[5]	Regal Rexnord Corp.	6.300%	2/15/30	200	194
[5]	Regal Rexnord Corp.	6.400%	4/15/33	225	217
	Republic Services Inc.	0.875%	11/15/25	500	452
	Republic Services Inc.	6.200%	3/1/40	175	177
	Republic Services Inc.	5.700%	5/15/41	100	97
	Rockwell Automation Inc.	3.500%	3/1/29	100	92
	Rockwell Automation Inc.	1.750%	8/15/31	200	154
	Rockwell Automation Inc.	4.200%	3/1/49	125	102
	Rockwell Automation Inc.	2.800%	8/15/61	200	115
	RTX Corp.	3.950%	8/16/25	400	387
	RTX Corp.	3.500%	3/15/27	300	279
	RTX Corp.	3.125%	5/4/27	225	207
	RTX Corp.	7.200%	8/15/27	25	26
	RTX Corp.	4.125%	11/16/28	537	500
	RTX Corp.	2.250%	7/1/30	300	242
	RTX Corp.	1.900%	9/1/31	200	151
	RTX Corp.	2.375%	3/15/32	200	154
	RTX Corp.	5.150%	2/27/33	200	189
	RTX Corp.	5.400%	5/1/35	150	143
	RTX Corp.	6.050%	6/1/36	100	100
	RTX Corp.	6.125%	7/15/38	50	50
	RTX Corp.	4.450%	11/16/38	175	147
	RTX Corp.	4.700%	12/15/41	50	42
	RTX Corp.	4.500%	6/1/42	675	552
	RTX Corp.	4.800%	12/15/43	65	54
	RTX Corp.	4.150%	5/15/45	200	151
	RTX Corp.	3.750%	11/1/46	200	141
	RTX Corp.	4.350%	4/15/47	250	194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	4.050%	5/4/47	107	80
	RTX Corp.	4.625%	11/16/48	350	284
	RTX Corp.	3.125%	7/1/50	179	111
	RTX Corp.	2.820%	9/1/51	200	115
	RTX Corp.	3.030%	3/15/52	200	120
	RTX Corp.	5.375%	2/27/53	200	181
	Ryder System Inc.	4.625%	6/1/25	193	189
	Ryder System Inc.	2.900%	12/1/26	100	91
	Ryder System Inc.	5.650%	3/1/28	100	99
	Ryder System Inc.	5.250%	6/1/28	200	195
	Snap-on Inc.	3.250%	3/1/27	50	47
	Snap-on Inc.	4.100%	3/1/48	75	59
	Snap-on Inc.	3.100%	5/1/50	75	49
	Southwest Airlines Co.	5.250%	5/4/25	600	593
	Southwest Airlines Co.	3.000%	11/15/26	100	92
	Southwest Airlines Co.	5.125%	6/15/27	475	463
	Southwest Airlines Co.	3.450%	11/16/27	50	46
	Southwest Airlines Co.	2.625%	2/10/30	100	82
[2]	Spirit Airlines Class A Series 2015-1 Pass Through Trust	4.100%	10/1/29	15	13
	Stanley Black & Decker Inc.	3.400%	3/1/26	100	95
	Stanley Black & Decker Inc.	5.200%	9/1/40	75	65
	Stanley Black & Decker Inc.	4.850%	11/15/48	90	73
	Stanley Black & Decker Inc.	4.000%	3/15/60	400	332
	Textron Inc.	4.000%	3/15/26	200	192
	Textron Inc.	3.650%	3/15/27	250	233
	Textron Inc.	3.900%	9/17/29	225	202
	Timken Co.	4.500%	12/15/28	25	23
	Trane Technologies Financing Ltd.	3.550%	11/1/24	375	366
	Trane Technologies Financing Ltd.	3.500%	3/21/26	75	71
	Trane Technologies Financing Ltd.	3.800%	3/21/29	225	207
	Trane Technologies Financing Ltd.	5.250%	3/3/33	200	193
	Trane Technologies Financing Ltd.	4.500%	3/21/49	75	60
	Trane Technologies Global Holding Co Ltd.	5.750%	6/15/43	125	119
	Trimble Inc.	4.750%	12/1/24	93	91
	Trimble Inc.	4.900%	6/15/28	50	48
	Tyco Electronics Group SA	3.125%	8/15/27	200	184
	Tyco Electronics Group SA	2.500%	2/4/32	200	160
	Tyco Electronics Group SA	7.125%	10/1/37	125	138
	Union Pacific Corp.	3.250%	1/15/25	206	200
	Union Pacific Corp.	3.750%	7/15/25	560	542
	Union Pacific Corp.	2.750%	3/1/26	75	70
	Union Pacific Corp.	2.150%	2/5/27	513	463
	Union Pacific Corp.	2.400%	2/5/30	200	167
	Union Pacific Corp.	2.800%	2/14/32	100	82
	Union Pacific Corp.	3.375%	2/1/35	100	81
	Union Pacific Corp.	2.891%	4/6/36	500	376
	Union Pacific Corp.	3.600%	9/15/37	90	72
	Union Pacific Corp.	3.250%	2/5/50	200	134
	Union Pacific Corp.	2.950%	3/10/52	250	154
	Union Pacific Corp.	4.950%	9/9/52	110	99
	Union Pacific Corp.	3.500%	2/14/53	600	414
	Union Pacific Corp.	3.875%	2/1/55	100	72
	Union Pacific Corp.	3.950%	8/15/59	100	71
	Union Pacific Corp.	3.839%	3/20/60	386	271
	Union Pacific Corp.	2.973%	9/16/62	325	184
	Union Pacific Corp.	3.799%	4/6/71	535	358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	United Airlines Class A Series 2013-1 Pass Through Trust	4.300%	2/15/27	42	40
[2]	United Airlines Class A Series 2014-1 Pass Through Trust	4.000%	10/11/27	56	53
[2]	United Airlines Class A Series 2016-1 Pass Through Trust	3.450%	1/7/30	34	30
[2]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/29	471	467
	United Airlines Class A Series 2023-1 Pass Through Trust	5.800%	7/15/37	225	219
[2]	United Airlines Class AA Series 2015-1 Pass Through Trust	3.450%	6/1/29	116	106
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	273	245
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	53	47
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	145	131
[2]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	86	71
[2]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	259	249
	United Parcel Service Inc.	2.800%	11/15/24	186	180
	United Parcel Service Inc.	3.900%	4/1/25	300	293
	United Parcel Service Inc.	2.400%	11/15/26	399	368
	United Parcel Service Inc.	3.400%	3/15/29	100	92
	United Parcel Service Inc.	2.500%	9/1/29	100	86
	United Parcel Service Inc.	4.875%	3/3/33	200	193
	United Parcel Service Inc.	6.200%	1/15/38	173	185
	United Parcel Service Inc.	5.200%	4/1/40	255	242
	United Parcel Service Inc.	4.875%	11/15/40	75	69
	United Parcel Service Inc.	3.625%	10/1/42	100	77
	United Parcel Service Inc.	3.400%	11/15/46	110	77
	United Parcel Service Inc.	4.250%	3/15/49	125	101
	United Parcel Service Inc.	3.400%	9/1/49	200	142
	United Parcel Service Inc.	5.300%	4/1/50	300	285
	United Parcel Service Inc.	5.050%	3/3/53	200	183
	Valmont Industries Inc.	5.000%	10/1/44	150	121
	Valmont Industries Inc.	5.250%	10/1/54	75	60
[5]	Veralto Corp.	5.500%	9/18/26	125	124
[5]	Veralto Corp.	5.350%	9/18/28	125	124
[5]	Veralto Corp.	5.450%	9/18/33	125	121
	Waste Connections Inc.	4.250%	12/1/28	51	48
	Waste Connections Inc.	3.500%	5/1/29	200	181
	Waste Connections Inc.	2.600%	2/1/30	139	117
	Waste Connections Inc.	2.200%	1/15/32	200	154
	Waste Connections Inc.	3.200%	6/1/32	500	414
	Waste Connections Inc.	4.200%	1/15/33	132	118
	Waste Connections Inc.	3.050%	4/1/50	75	47
	Waste Connections Inc.	2.950%	1/15/52	200	122
	Waste Management Inc.	0.750%	11/15/25	100	91
	Waste Management Inc.	3.150%	11/15/27	125	115
	Waste Management Inc.	4.875%	2/15/29	200	195
	Waste Management Inc.	1.500%	3/15/31	200	152
	Waste Management Inc.	4.625%	2/15/33	88	82
	Waste Management Inc.	4.875%	2/15/34	200	189
	Waste Management Inc.	2.950%	6/1/41	200	137
	Waste Management Inc.	2.500%	11/15/50	200	113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	360	342
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	175	164
	WW Grainger Inc.	1.850%	2/15/25	75	71
	WW Grainger Inc.	3.750%	5/15/46	75	56
	WW Grainger Inc.	4.200%	5/15/47	75	61
	Xylem Inc.	3.250%	11/1/26	100	93
	Xylem Inc.	1.950%	1/30/28	100	86
	Xylem Inc.	2.250%	1/30/31	100	79
	Xylem Inc.	4.375%	11/1/46	100	75
					79,738
Materials (0.8%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	200	164
	Air Products and Chemicals Inc.	2.700%	5/15/40	200	137
	Air Products and Chemicals Inc.	2.800%	5/15/50	200	126
	Albemarle Corp.	5.450%	12/1/44	75	65
	Albemarle Corp.	5.650%	6/1/52	300	251
	Amcor Finance USA Inc.	5.625%	5/26/33	48	46
	Amcor Flexibles North America Inc.	4.000%	5/17/25	91	88
	Amcor Flexibles North America Inc.	3.100%	9/15/26	50	46
	Amcor Flexibles North America Inc.	2.630%	6/19/30	125	101
	Amcor Flexibles North America Inc.	2.690%	5/25/31	200	159
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	200	169
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	161
	ArcelorMittal SA	4.550%	3/11/26	100	97
	ArcelorMittal SA	6.550%	11/29/27	200	203
	ArcelorMittal SA	4.250%	7/16/29	100	93
	ArcelorMittal SA	6.800%	11/29/32	180	179
	ArcelorMittal SA	7.000%	10/15/39	100	100
	ArcelorMittal SA	6.750%	3/1/41	100	95
	Avery Dennison Corp.	4.875%	12/6/28	75	72
	Barrick Gold Corp.	6.450%	10/15/35	75	76
	Barrick North America Finance LLC	5.700%	5/30/41	350	335
	Barrick North America Finance LLC	5.750%	5/1/43	150	144
	Berry Global Inc.	1.570%	1/15/26	400	362
[5]	Berry Global Inc.	5.500%	4/15/28	200	193
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	200	197
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	200	195
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	200	196
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	200	189
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	300	290
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	123
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	440	397
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	140	134
	Cabot Corp.	4.000%	7/1/29	55	50
	Carlisle Cos. Inc.	3.500%	12/1/24	50	48
	Carlisle Cos. Inc.	3.750%	12/1/27	125	116
	Carlisle Cos. Inc.	2.750%	3/1/30	150	124
	Celanese US Holdings LLC	6.050%	3/15/25	82	82
	Celanese US Holdings LLC	6.165%	7/15/27	400	394
	Celanese US Holdings LLC	6.350%	11/15/28	175	173
	Celanese US Holdings LLC	6.330%	7/15/29	200	196
	Celanese US Holdings LLC	6.550%	11/15/30	150	147
	Celanese US Holdings LLC	6.379%	7/15/32	200	193
	Celanese US Holdings LLC	6.700%	11/15/33	150	146
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	271
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	163

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CF Industries Inc.	5.150%	3/15/34	200	184
	CF Industries Inc.	4.950%	6/1/43	150	121
	CF Industries Inc.	5.375%	3/15/44	100	86
	Dow Chemical Co.	4.550%	11/30/25	10	10
	Dow Chemical Co.	4.800%	11/30/28	225	218
	Dow Chemical Co.	2.100%	11/15/30	400	317
	Dow Chemical Co.	4.250%	10/1/34	106	92
	Dow Chemical Co.	9.400%	5/15/39	203	257
	Dow Chemical Co.	5.250%	11/15/41	100	89
	Dow Chemical Co.	4.625%	10/1/44	200	159
	Dow Chemical Co.	5.550%	11/30/48	100	89
	Dow Chemical Co.	6.900%	5/15/53	150	157
	DuPont de Nemours Inc.	4.493%	11/15/25	350	342
	DuPont de Nemours Inc.	4.725%	11/15/28	425	411
	DuPont de Nemours Inc.	5.319%	11/15/38	300	280
	DuPont de Nemours Inc.	5.419%	11/15/48	375	344
	Eastman Chemical Co.	3.800%	3/15/25	200	194
	Eastman Chemical Co.	4.800%	9/1/42	225	181
	Eastman Chemical Co.	4.650%	10/15/44	150	115
	Ecolab Inc.	2.700%	11/1/26	200	185
	Ecolab Inc.	1.650%	2/1/27	100	89
	Ecolab Inc.	3.250%	12/1/27	100	92
	Ecolab Inc.	5.250%	1/15/28	200	200
	Ecolab Inc.	1.300%	1/30/31	500	378
	Ecolab Inc.	2.125%	2/1/32	100	78
	Ecolab Inc.	2.700%	12/15/51	275	161
	Ecolab Inc.	2.750%	8/18/55	100	56
	EIDP Inc.	1.700%	7/15/25	100	93
	EIDP Inc.	4.500%	5/15/26	100	97
	EIDP Inc.	2.300%	7/15/30	100	81
	EIDP Inc.	4.800%	5/15/33	100	93
	FMC Corp.	5.150%	5/18/26	100	97
	FMC Corp.	3.200%	10/1/26	50	46
	FMC Corp.	3.450%	10/1/29	100	84
	FMC Corp.	5.650%	5/18/33	100	90
	FMC Corp.	4.500%	10/1/49	100	68
	FMC Corp.	6.375%	5/18/53	100	88
	Freeport-McMoRan Inc.	4.550%	11/14/24	100	98
	Freeport-McMoRan Inc.	5.000%	9/1/27	200	190
	Freeport-McMoRan Inc.	4.125%	3/1/28	100	92
	Freeport-McMoRan Inc.	4.375%	8/1/28	100	92
	Freeport-McMoRan Inc.	5.250%	9/1/29	100	94
	Freeport-McMoRan Inc.	4.250%	3/1/30	100	89
	Freeport-McMoRan Inc.	4.625%	8/1/30	200	180
	Freeport-McMoRan Inc.	5.400%	11/14/34	100	91
	Freeport-McMoRan Inc.	5.450%	3/15/43	300	257
	Georgia-Pacific LLC	7.375%	12/1/25	100	103
	Georgia-Pacific LLC	8.875%	5/15/31	250	297
	Huntsman International LLC	2.950%	6/15/31	100	78
	International Flavors & Fragrances Inc.	4.450%	9/26/28	50	46
	International Flavors & Fragrances Inc.	4.375%	6/1/47	90	60
	International Flavors & Fragrances Inc.	5.000%	9/26/48	100	75
	International Paper Co.	5.000%	9/15/35	100	94
	International Paper Co.	6.000%	11/15/41	100	96
	International Paper Co.	4.800%	6/15/44	300	245
	International Paper Co.	4.400%	8/15/47	200	154
	Kinross Gold Corp.	4.500%	7/15/27	25	24
[5]	Kinross Gold Corp.	6.250%	7/15/33	100	96

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Linde Inc.	2.650%	2/5/25	147	141
Linde Inc.	4.700%	12/5/25	200	197
Linde Inc.	1.100%	8/10/30	300	230
Linde Inc.	3.550%	11/7/42	50	37
LYB International Finance BV	5.250%	7/15/43	200	169
LYB International Finance III LLC	1.250%	10/1/25	491	447
LYB International Finance III LLC	5.625%	5/15/33	52	50
LYB International Finance III LLC	3.375%	10/1/40	200	136
LYB International Finance III LLC	4.200%	10/15/49	135	95
LYB International Finance III LLC	3.625%	4/1/51	280	178
LyondellBasell Industries NV	4.625%	2/26/55	425	313
Martin Marietta Materials Inc.	3.450%	6/1/27	50	46
Martin Marietta Materials Inc.	3.500%	12/15/27	100	92
Martin Marietta Materials Inc.	2.500%	3/15/30	100	82
Martin Marietta Materials Inc.	2.400%	7/15/31	150	117
Martin Marietta Materials Inc.	4.250%	12/15/47	175	133
Martin Marietta Materials Inc.	3.200%	7/15/51	220	138
Mosaic Co.	4.050%	11/15/27	200	188
Mosaic Co.	5.450%	11/15/33	100	94
Mosaic Co.	4.875%	11/15/41	50	40
Mosaic Co.	5.625%	11/15/43	100	87
Newmont Corp.	2.800%	10/1/29	150	127
Newmont Corp.	2.250%	10/1/30	200	159
Newmont Corp.	2.600%	7/15/32	100	78
Newmont Corp.	5.875%	4/1/35	100	98
Newmont Corp.	6.250%	10/1/39	225	224
Newmont Corp.	5.450%	6/9/44	200	179
Nucor Corp.	2.000%	6/1/25	100	94
Nucor Corp.	3.950%	5/1/28	100	94
Nucor Corp.	2.700%	6/1/30	100	83
Nucor Corp.	3.125%	4/1/32	100	82
Nucor Corp.	6.400%	12/1/37	100	103
Nucor Corp.	2.979%	12/15/55	300	170
Nutrien Ltd.	3.000%	4/1/25	250	239
Nutrien Ltd.	5.950%	11/7/25	200	200
Nutrien Ltd.	4.000%	12/15/26	50	47
Nutrien Ltd.	4.900%	3/27/28	200	193
Nutrien Ltd.	4.125%	3/15/35	250	207
Nutrien Ltd.	5.625%	12/1/40	275	248
Nutrien Ltd.	4.900%	6/1/43	50	41
Nutrien Ltd.	5.250%	1/15/45	191	162
Nutrien Ltd.	5.000%	4/1/49	100	82
Nutrien Ltd.	5.800%	3/27/53	45	41
Owens Corning	3.400%	8/15/26	200	187
Owens Corning	3.950%	8/15/29	100	91
Owens Corning	3.875%	6/1/30	50	44
Owens Corning	4.300%	7/15/47	200	151
Owens Corning	4.400%	1/30/48	75	57
Packaging Corp. of America	3.400%	12/15/27	100	92
Packaging Corp. of America	3.000%	12/15/29	140	120
Packaging Corp. of America	4.050%	12/15/49	90	65
Packaging Corp. of America	3.050%	10/1/51	200	119
PPG Industries Inc.	2.550%	6/15/30	300	247
Reliance Steel & Aluminum Co.	2.150%	8/15/30	200	157
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	229
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	80
Rio Tinto Finance USA Ltd.	2.750%	11/2/51	350	208
Rio Tinto Finance USA plc	5.000%	3/9/33	200	192

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rio Tinto Finance USA plc	4.750%	3/22/42	150	132
Rio Tinto Finance USA plc	4.125%	8/21/42	250	202
Rio Tinto Finance USA plc	5.125%	3/9/53	200	182
Rohm and Haas Co.	7.850%	7/15/29	125	136
RPM International Inc.	3.750%	3/15/27	50	47
RPM International Inc.	4.250%	1/15/48	200	143
Sherwin-Williams Co.	3.450%	8/1/25	225	216
Sherwin-Williams Co.	4.250%	8/8/25	200	194
Sherwin-Williams Co.	3.950%	1/15/26	200	193
Sherwin-Williams Co.	3.450%	6/1/27	100	93
Sherwin-Williams Co.	2.300%	5/15/30	100	81
Sherwin-Williams Co.	4.000%	12/15/42	100	75
Sherwin-Williams Co.	4.550%	8/1/45	90	71
Sherwin-Williams Co.	4.500%	6/1/47	300	240
Sherwin-Williams Co.	3.300%	5/15/50	100	63
Sonoco Products Co.	2.250%	2/1/27	500	444
Sonoco Products Co.	3.125%	5/1/30	105	88
Southern Copper Corp.	3.875%	4/23/25	50	48
Southern Copper Corp.	7.500%	7/27/35	100	110
Southern Copper Corp.	6.750%	4/16/40	325	340
Southern Copper Corp.	5.250%	11/8/42	300	259
Southern Copper Corp.	5.875%	4/23/45	200	186
Steel Dynamics Inc.	2.400%	6/15/25	100	94
Steel Dynamics Inc.	3.450%	4/15/30	125	108
Steel Dynamics Inc.	3.250%	1/15/31	100	85
Steel Dynamics Inc.	3.250%	10/15/50	100	60
Suzano Austria GmbH	6.000%	1/15/29	400	389
Suzano Austria GmbH	5.000%	1/15/30	200	182
Suzano Austria GmbH	3.750%	1/15/31	200	165
Suzano Austria GmbH	3.125%	1/15/32	125	96
Suzano International Finance BV	4.000%	1/14/25	150	147
Teck Resources Ltd.	3.900%	7/15/30	100	87
Teck Resources Ltd.	6.125%	10/1/35	100	96
Teck Resources Ltd.	6.000%	8/15/40	119	107
Teck Resources Ltd.	5.200%	3/1/42	100	81
Vale Overseas Ltd.	3.750%	7/8/30	100	85
Vale Overseas Ltd.	6.125%	6/12/33	200	193
Vale Overseas Ltd.	8.250%	1/17/34	50	56
Vale Overseas Ltd.	6.875%	11/21/36	310	311
Vale Overseas Ltd.	6.875%	11/10/39	325	326
Vale SA	5.625%	9/11/42	75	68
Vulcan Materials Co.	4.500%	4/1/25	200	196
Vulcan Materials Co.	3.500%	6/1/30	150	131
Vulcan Materials Co.	4.500%	6/15/47	125	100
Westlake Corp.	3.600%	8/15/26	100	94
Westlake Corp.	3.375%	6/15/30	100	85
Westlake Corp.	5.000%	8/15/46	200	160
Westlake Corp.	3.125%	8/15/51	100	58
Westlake Corp.	3.375%	8/15/61	100	55
WestRock MWV LLC	7.950%	2/15/31	250	274
WRKCo Inc.	4.650%	3/15/26	100	97
WRKCo Inc.	3.375%	9/15/27	250	228
WRKCo Inc.	4.900%	3/15/29	200	191
WRKCo Inc.	3.000%	6/15/33	100	78
Yamana Gold Inc.	2.630%	8/15/31	100	77
				31,662
Real Estate (1.0%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	254	244

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	167
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	125
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	354
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	87
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	282
Alexandria Real Estate Equities Inc.	3.550%	3/15/52	200	126
American Homes 4 Rent LP	2.375%	7/15/31	200	152
American Homes 4 Rent LP	3.375%	7/15/51	200	119
American Tower Corp.	2.950%	1/15/25	100	96
American Tower Corp.	4.000%	6/1/25	138	134
American Tower Corp.	1.600%	4/15/26	200	180
American Tower Corp.	1.450%	9/15/26	200	176
American Tower Corp.	3.375%	10/15/26	200	186
American Tower Corp.	2.750%	1/15/27	500	452
American Tower Corp.	3.125%	1/15/27	125	114
American Tower Corp.	3.650%	3/15/27	200	185
American Tower Corp.	1.500%	1/31/28	500	414
American Tower Corp.	3.950%	3/15/29	140	127
American Tower Corp.	3.800%	8/15/29	475	423
American Tower Corp.	2.900%	1/15/30	145	121
American Tower Corp.	2.100%	6/15/30	150	117
American Tower Corp.	2.700%	4/15/31	200	159
American Tower Corp.	2.300%	9/15/31	200	152
American Tower Corp.	4.050%	3/15/32	200	172
American Tower Corp.	3.700%	10/15/49	200	130
American Tower Corp.	3.100%	6/15/50	150	87
AvalonBay Communities Inc.	3.450%	6/1/25	100	96
AvalonBay Communities Inc.	2.950%	5/11/26	150	140
AvalonBay Communities Inc.	2.900%	10/15/26	50	46
AvalonBay Communities Inc.	3.350%	5/15/27	75	69
AvalonBay Communities Inc.	3.200%	1/15/28	75	68
AvalonBay Communities Inc.	2.050%	1/15/32	300	232
AvalonBay Communities Inc.	3.900%	10/15/46	50	35
AvalonBay Communities Inc.	4.350%	4/15/48	60	45
Boston Properties LP	3.200%	1/15/25	111	106
Boston Properties LP	3.650%	2/1/26	100	94
Boston Properties LP	2.750%	10/1/26	50	45
Boston Properties LP	3.400%	6/21/29	400	334
Boston Properties LP	2.900%	3/15/30	400	316
Boston Properties LP	2.450%	10/1/33	400	272
Boston Properties LP	6.500%	1/15/34	50	48
Brixmor Operating Partnership LP	3.850%	2/1/25	125	120
Brixmor Operating Partnership LP	4.125%	6/15/26	200	189
Brixmor Operating Partnership LP	3.900%	3/15/27	75	69
Brixmor Operating Partnership LP	4.125%	5/15/29	533	475
Brixmor Operating Partnership LP	4.050%	7/1/30	250	218
Camden Property Trust	3.150%	7/1/29	50	44
Camden Property Trust	2.800%	5/15/30	265	224
Camden Property Trust	3.350%	11/1/49	120	79
CBRE Services Inc.	4.875%	3/1/26	125	122
CBRE Services Inc.	2.500%	4/1/31	200	155
CBRE Services Inc.	5.950%	8/15/34	200	189
Corporate Office Properties LP	2.000%	1/15/29	350	273
Crown Castle Inc.	1.350%	7/15/25	100	92
Crown Castle Inc.	4.450%	2/15/26	250	242
Crown Castle Inc.	3.700%	6/15/26	175	165
Crown Castle Inc.	2.900%	3/15/27	200	181
Crown Castle Inc.	3.650%	9/1/27	325	299

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Crown Castle Inc.	3.800%	2/15/28	425	390
Crown Castle Inc.	4.800%	9/1/28	200	190
Crown Castle Inc.	3.100%	11/15/29	100	85
Crown Castle Inc.	3.300%	7/1/30	115	97
Crown Castle Inc.	2.250%	1/15/31	200	155
Crown Castle Inc.	2.500%	7/15/31	200	156
Crown Castle Inc.	5.100%	5/1/33	200	184
Crown Castle Inc.	2.900%	4/1/41	500	320
Crown Castle Inc.	4.750%	5/15/47	95	74
Crown Castle Inc.	5.200%	2/15/49	75	63
Crown Castle Inc.	4.150%	7/1/50	100	71
Crown Castle Inc.	3.250%	1/15/51	200	122
CubeSmart LP	4.000%	11/15/25	50	48
CubeSmart LP	3.125%	9/1/26	100	92
CubeSmart LP	2.250%	12/15/28	200	167
CubeSmart LP	4.375%	2/15/29	50	46
CubeSmart LP	2.000%	2/15/31	75	56
CubeSmart LP	2.500%	2/15/32	200	152
Digital Realty Trust LP	4.450%	7/15/28	370	346
Digital Realty Trust LP	3.600%	7/1/29	175	155
EPR Properties	4.500%	6/1/27	141	126
EPR Properties	3.600%	11/15/31	375	278
Equinix Inc.	2.625%	11/18/24	200	192
Equinix Inc.	1.250%	7/15/25	100	92
Equinix Inc.	1.000%	9/15/25	500	455
Equinix Inc.	1.450%	5/15/26	200	179
Equinix Inc.	2.900%	11/18/26	100	92
Equinix Inc.	1.800%	7/15/27	100	86
Equinix Inc.	1.550%	3/15/28	500	416
Equinix Inc.	3.200%	11/18/29	450	384
Equinix Inc.	2.150%	7/15/30	250	196
Equinix Inc.	2.500%	5/15/31	200	156
Equinix Inc.	3.000%	7/15/50	100	59
ERP Operating LP	3.375%	6/1/25	125	120
ERP Operating LP	2.850%	11/1/26	50	46
ERP Operating LP	3.500%	3/1/28	100	92
ERP Operating LP	4.150%	12/1/28	70	66
ERP Operating LP	3.000%	7/1/29	75	65
ERP Operating LP	2.500%	2/15/30	150	124
ERP Operating LP	4.500%	7/1/44	150	119
ERP Operating LP	4.500%	6/1/45	25	19
ERP Operating LP	4.000%	8/1/47	100	71
Essex Portfolio LP	3.875%	5/1/24	50	49
Essex Portfolio LP	3.500%	4/1/25	166	160
Essex Portfolio LP	3.375%	4/15/26	345	326
Essex Portfolio LP	3.625%	5/1/27	100	92
Essex Portfolio LP	4.000%	3/1/29	100	91
Essex Portfolio LP	3.000%	1/15/30	110	91
Essex Portfolio LP	2.650%	3/15/32	105	81
Essex Portfolio LP	4.500%	3/15/48	120	89
Extra Space Storage LP	3.500%	7/1/26	125	117
Extra Space Storage LP	3.875%	12/15/27	150	138
Extra Space Storage LP	5.700%	4/1/28	200	197
Extra Space Storage LP	4.000%	6/15/29	25	22
Extra Space Storage LP	5.500%	7/1/30	500	484
Extra Space Storage LP	2.400%	10/15/31	200	153
Federal Realty Investment Trust	4.500%	12/1/44	150	111
Federal Realty OP LP	3.250%	7/15/27	50	46

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Federal Realty OP LP	3.200%	6/15/29	25	21
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	200	196
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	170
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	24
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	255
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	149
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	166
Healthcare Realty Holdings LP	3.500%	8/1/26	130	121
Healthcare Realty Holdings LP	2.000%	3/15/31	250	187
Healthpeak OP LLC	3.400%	2/1/25	81	78
Healthpeak OP LLC	3.250%	7/15/26	25	24
Healthpeak OP LLC	3.500%	7/15/29	125	110
Healthpeak OP LLC	3.000%	1/15/30	200	169
Healthpeak OP LLC	5.250%	12/15/32	100	93
Healthpeak OP LLC	6.750%	2/1/41	100	99
Highwoods Realty LP	2.600%	2/1/31	250	180
Host Hotels & Resorts LP	2.900%	12/15/31	275	211
Hudson Pacific Properties LP	3.950%	11/1/27	100	79
Hudson Pacific Properties LP	4.650%	4/1/29	25	19
Hudson Pacific Properties LP	3.250%	1/15/30	60	41
Invitation Homes Operating Partnership LP	2.300%	11/15/28	200	167
Invitation Homes Operating Partnership LP	5.450%	8/15/30	32	30
Invitation Homes Operating Partnership LP	5.500%	8/15/33	80	74
Invitation Homes Operating Partnership LP	2.700%	1/15/34	200	146
Kilroy Realty LP	3.450%	12/15/24	50	48
Kilroy Realty LP	4.750%	12/15/28	50	45
Kilroy Realty LP	4.250%	8/15/29	104	89
Kilroy Realty LP	3.050%	2/15/30	200	157
Kilroy Realty LP	2.650%	11/15/33	250	168
Kimco Realty OP LLC	2.800%	10/1/26	125	114
Kimco Realty OP LLC	3.800%	4/1/27	75	70
Kimco Realty OP LLC	1.900%	3/1/28	500	420
Kimco Realty OP LLC	2.700%	10/1/30	100	80
Kimco Realty OP LLC	3.200%	4/1/32	200	161
Kimco Realty OP LLC	4.600%	2/1/33	200	178
Kimco Realty OP LLC	4.125%	12/1/46	50	35
Kimco Realty OP LLC	4.450%	9/1/47	50	37
Kite Realty Group LP	4.000%	10/1/26	200	182
LXP Industrial Trust	2.375%	10/1/31	200	147
Mid-America Apartments LP	3.600%	6/1/27	250	234
Mid-America Apartments LP	2.750%	3/15/30	150	126
Mid-America Apartments LP	1.700%	2/15/31	150	114
NNN REIT Inc.	3.500%	10/15/27	350	319
NNN REIT Inc.	4.300%	10/15/28	25	23
NNN REIT Inc.	2.500%	4/15/30	75	61
NNN REIT Inc.	5.600%	10/15/33	150	141
NNN REIT Inc.	4.800%	10/15/48	50	39
NNN REIT Inc.	3.100%	4/15/50	50	29
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	209
Omega Healthcare Investors Inc.	3.375%	2/1/31	250	195
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	250	183
Physicians Realty LP	4.300%	3/15/27	100	94
Physicians Realty LP	3.950%	1/15/28	100	90
Physicians Realty LP	2.625%	11/1/31	500	377

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Piedmont Operating Partnership LP	9.250%	7/20/28	100	101
Prologis LP	3.250%	6/30/26	175	165
Prologis LP	2.125%	4/15/27	105	94
Prologis LP	3.375%	12/15/27	160	147
Prologis LP	4.875%	6/15/28	100	97
Prologis LP	3.875%	9/15/28	100	93
Prologis LP	4.000%	9/15/28	50	47
Prologis LP	4.375%	2/1/29	200	190
Prologis LP	2.875%	11/15/29	70	60
Prologis LP	2.250%	4/15/30	155	126
Prologis LP	1.750%	7/1/30	200	155
Prologis LP	1.250%	10/15/30	350	261
Prologis LP	2.250%	1/15/32	100	77
Prologis LP	4.750%	6/15/33	100	92
Prologis LP	5.125%	1/15/34	127	120
Prologis LP	4.375%	9/15/48	75	58
Prologis LP	3.000%	4/15/50	140	85
Prologis LP	5.250%	6/15/53	200	179
Public Storage Operating Co.	1.500%	11/9/26	225	201
Public Storage Operating Co.	3.094%	9/15/27	100	92
Public Storage Operating Co.	1.950%	11/9/28	225	190
Public Storage Operating Co.	5.125%	1/15/29	100	98
Public Storage Operating Co.	3.385%	5/1/29	100	90
Public Storage Operating Co.	2.250%	11/9/31	225	176
Public Storage Operating Co.	5.350%	8/1/53	150	137
Realty Income Corp.	3.875%	4/15/25	225	218
Realty Income Corp.	4.625%	11/1/25	75	73
Realty Income Corp.	4.125%	10/15/26	125	120
Realty Income Corp.	3.000%	1/15/27	150	137
Realty Income Corp.	3.950%	8/15/27	450	421
Realty Income Corp.	3.650%	1/15/28	190	175
Realty Income Corp.	3.100%	12/15/29	150	130
Realty Income Corp.	1.800%	3/15/33	500	351
Realty Income Corp.	4.650%	3/15/47	175	143
Regency Centers LP	3.600%	2/1/27	25	23
Regency Centers LP	4.125%	3/15/28	75	69
Regency Centers LP	2.950%	9/15/29	100	85
Regency Centers LP	4.400%	2/1/47	200	148
Regency Centers LP	4.650%	3/15/49	75	57
Rexford Industrial Realty LP	2.150%	9/1/31	200	149
Sabra Health Care LP	5.125%	8/15/26	25	24
Sabra Health Care LP	3.900%	10/15/29	150	125
Sabra Health Care LP	3.200%	12/1/31	100	75
Safehold GL Holdings LLC	2.850%	1/15/32	200	147
Simon Property Group LP	3.500%	9/1/25	300	288
Simon Property Group LP	3.300%	1/15/26	195	185
Simon Property Group LP	1.375%	1/15/27	500	436
Simon Property Group LP	1.750%	2/1/28	250	212
Simon Property Group LP	2.650%	7/15/30	200	164
Simon Property Group LP	2.200%	2/1/31	250	193
Simon Property Group LP	2.250%	1/15/32	500	375
Simon Property Group LP	2.650%	2/1/32	100	78
Simon Property Group LP	4.250%	11/30/46	100	73
Simon Property Group LP	3.250%	9/13/49	200	124
Simon Property Group LP	3.800%	7/15/50	200	135
Simon Property Group LP	5.850%	3/8/53	89	82
SITE Centers Corp.	3.900%	8/15/24	100	97
SITE Centers Corp.	4.250%	2/1/26	70	65

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Spirit Realty LP	3.200%	1/15/27	80	72
Spirit Realty LP	2.100%	3/15/28	300	252
Spirit Realty LP	4.000%	7/15/29	60	53
Spirit Realty LP	3.400%	1/15/30	80	67
STORE Capital Corp.	4.500%	3/15/28	75	66
STORE Capital Corp.	4.625%	3/15/29	100	86
Sun Communities Operating LP	2.300%	11/1/28	200	166
Sun Communities Operating LP	4.200%	4/15/32	200	171
Tanger Properties LP	3.125%	9/1/26	175	158
Tanger Properties LP	3.875%	7/15/27	50	44
UDR Inc.	2.950%	9/1/26	150	139
UDR Inc.	3.500%	7/1/27	150	139
UDR Inc.	3.500%	1/15/28	250	226
UDR Inc.	3.200%	1/15/30	60	51
UDR Inc.	3.000%	8/15/31	65	53
UDR Inc.	1.900%	3/15/33	200	140
UDR Inc.	3.100%	11/1/34	65	49
Ventas Realty LP	2.650%	1/15/25	75	71
Ventas Realty LP	4.125%	1/15/26	75	72
Ventas Realty LP	3.250%	10/15/26	75	69
Ventas Realty LP	3.850%	4/1/27	50	46
Ventas Realty LP	4.000%	3/1/28	125	115
Ventas Realty LP	3.000%	1/15/30	100	83
Ventas Realty LP	4.750%	11/15/30	200	183
Ventas Realty LP	4.875%	4/15/49	80	61
VICI Properties LP	4.750%	2/15/28	200	187
VICI Properties LP	4.950%	2/15/30	200	183
VICI Properties LP	5.125%	5/15/32	200	179
VICI Properties LP	5.625%	5/15/52	100	83
Vornado Realty LP	3.500%	1/15/25	100	95
Welltower OP LLC	3.625%	3/15/24	195	193
Welltower OP LLC	4.000%	6/1/25	380	367
Welltower OP LLC	4.250%	4/1/26	150	144
Welltower OP LLC	2.700%	2/15/27	300	273
Welltower OP LLC	4.250%	4/15/28	125	116
Welltower OP LLC	4.125%	3/15/29	250	228
Welltower OP LLC	2.750%	1/15/31	250	200
Welltower OP LLC	2.750%	1/15/32	200	157
Welltower OP LLC	6.500%	3/15/41	25	25
Welltower OP LLC	4.950%	9/1/48	75	61
Weyerhaeuser Co.	4.750%	5/15/26	51	50
Weyerhaeuser Co.	4.000%	11/15/29	150	135
Weyerhaeuser Co.	4.000%	4/15/30	200	177
Weyerhaeuser Co.	7.375%	3/15/32	29	31
Weyerhaeuser Co.	3.375%	3/9/33	200	163
WP Carey Inc.	4.000%	2/1/25	50	49
WP Carey Inc.	4.250%	10/1/26	75	72
WP Carey Inc.	2.250%	4/1/33	200	143
				40,037
Technology (2.5%)
Adobe Inc.	1.900%	2/1/25	20	19
Adobe Inc.	3.250%	2/1/25	175	170
Adobe Inc.	2.150%	2/1/27	180	163
Adobe Inc.	2.300%	2/1/30	225	189
Amdocs Ltd.	2.538%	6/15/30	200	161
Analog Devices Inc.	2.950%	4/1/25	85	82
Analog Devices Inc.	3.500%	12/5/26	200	190
Analog Devices Inc.	3.450%	6/15/27	100	94

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Analog Devices Inc.	1.700%	10/1/28	200	169
Analog Devices Inc.	2.800%	10/1/41	200	133
Analog Devices Inc.	2.950%	10/1/51	400	249
Apple Inc.	2.750%	1/13/25	275	266
Apple Inc.	1.125%	5/11/25	900	842
Apple Inc.	0.550%	8/20/25	500	458
Apple Inc.	0.700%	2/8/26	500	450
Apple Inc.	3.250%	2/23/26	705	674
Apple Inc.	2.450%	8/4/26	450	418
Apple Inc.	3.350%	2/9/27	500	472
Apple Inc.	3.200%	5/11/27	775	727
Apple Inc.	2.900%	9/12/27	555	512
Apple Inc.	1.200%	2/8/28	500	426
Apple Inc.	4.000%	5/10/28	1,000	959
Apple Inc.	1.400%	8/5/28	475	402
Apple Inc.	2.200%	9/11/29	430	368
Apple Inc.	4.150%	5/10/30	88	84
Apple Inc.	1.250%	8/20/30	500	391
Apple Inc.	1.650%	2/8/31	500	396
Apple Inc.	1.700%	8/5/31	200	157
Apple Inc.	4.300%	5/10/33	177	167
Apple Inc.	4.500%	2/23/36	225	214
Apple Inc.	2.375%	2/8/41	500	334
Apple Inc.	3.850%	5/4/43	450	363
Apple Inc.	4.450%	5/6/44	200	179
Apple Inc.	3.450%	2/9/45	225	169
Apple Inc.	4.375%	5/13/45	400	344
Apple Inc.	4.650%	2/23/46	910	810
Apple Inc.	3.850%	8/4/46	375	295
Apple Inc.	3.750%	11/13/47	450	347
Apple Inc.	2.650%	5/11/50	515	314
Apple Inc.	2.650%	2/8/51	600	364
Apple Inc.	4.850%	5/10/53	221	202
Apple Inc.	2.550%	8/20/60	300	172
Apple Inc.	2.800%	2/8/61	600	351
Apple Inc.	2.850%	8/5/61	275	161
Applied Materials Inc.	3.900%	10/1/25	145	141
Applied Materials Inc.	3.300%	4/1/27	225	211
Applied Materials Inc.	1.750%	6/1/30	200	160
Applied Materials Inc.	5.100%	10/1/35	100	98
Applied Materials Inc.	5.850%	6/15/41	125	126
Applied Materials Inc.	4.350%	4/1/47	175	148
Applied Materials Inc.	2.750%	6/1/50	200	126
Arrow Electronics Inc.	4.000%	4/1/25	50	48
Arrow Electronics Inc.	3.875%	1/12/28	100	91
Autodesk Inc.	4.375%	6/15/25	100	98
Autodesk Inc.	3.500%	6/15/27	75	70
Autodesk Inc.	2.850%	1/15/30	75	64
Autodesk Inc.	2.400%	12/15/31	200	157
Automatic Data Processing Inc.	3.375%	9/15/25	200	193
Automatic Data Processing Inc.	1.700%	5/15/28	200	173
Automatic Data Processing Inc.	1.250%	9/1/30	400	309
Avnet Inc.	4.625%	4/15/26	100	96
Avnet Inc.	6.250%	3/15/28	100	100
Booz Allen Hamilton Inc.	5.950%	8/4/33	150	146
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	150	136
	Broadcom Inc.	3.150%	11/15/25	278	262
[5]	Broadcom Inc.	1.950%	2/15/28	157	134
	Broadcom Inc.	4.110%	9/15/28	428	394
[5]	Broadcom Inc.	4.000%	4/15/29	200	180
	Broadcom Inc.	4.750%	4/15/29	300	283
	Broadcom Inc.	5.000%	4/15/30	250	238
	Broadcom Inc.	4.150%	11/15/30	600	532
[5]	Broadcom Inc.	2.450%	2/15/31	500	390
	Broadcom Inc.	4.300%	11/15/32	400	349
[5]	Broadcom Inc.	3.419%	4/15/33	652	520
[5]	Broadcom Inc.	3.469%	4/15/34	436	342
[5]	Broadcom Inc.	3.187%	11/15/36	50	36
[5]	Broadcom Inc.	4.926%	5/15/37	550	474
[5]	Broadcom Inc.	3.500%	2/15/41	700	485
[5]	Broadcom Inc.	3.750%	2/15/51	500	333
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	94
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	63
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	158
	Cadence Design Systems Inc.	4.375%	10/15/24	100	99
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	100	96
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	100	91
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	100	85
	CGI Inc.	1.450%	9/14/26	300	265
	CGI Inc.	2.300%	9/14/31	100	75
	Cisco Systems Inc.	2.950%	2/28/26	100	95
	Cisco Systems Inc.	2.500%	9/20/26	225	209
	Cisco Systems Inc.	5.900%	2/15/39	400	412
	Concentrix Corp.	6.650%	8/2/26	250	249
	Concentrix Corp.	6.600%	8/2/28	250	241
	Concentrix Corp.	6.850%	8/2/33	258	238
	Corning Inc.	5.750%	8/15/40	195	184
	Corning Inc.	3.900%	11/15/49	100	71
	Corning Inc.	4.375%	11/15/57	300	225
	Corning Inc.	5.450%	11/15/79	200	167
	Dell Inc.	7.100%	4/15/28	30	32
	Dell Inc.	6.500%	4/15/38	100	99
	Dell International LLC / EMC Corp.	5.850%	7/15/25	200	200
	Dell International LLC / EMC Corp.	6.020%	6/15/26	973	976
	Dell International LLC / EMC Corp.	4.900%	10/1/26	250	244
	Dell International LLC / EMC Corp.	6.100%	7/15/27	100	101
	Dell International LLC / EMC Corp.	5.250%	2/1/28	200	197
	Dell International LLC / EMC Corp.	5.300%	10/1/29	300	291
	Dell International LLC / EMC Corp.	6.200%	7/15/30	62	62
	Dell International LLC / EMC Corp.	5.750%	2/1/33	50	49
	Dell International LLC / EMC Corp.	8.100%	7/15/36	173	193
[5]	Dell International LLC / EMC Corp.	3.375%	12/15/41	200	134
	Dell International LLC / EMC Corp.	8.350%	7/15/46	105	122
[5]	Dell International LLC / EMC Corp.	3.450%	12/15/51	300	186
	DXC Technology Co.	1.800%	9/15/26	200	176
	DXC Technology Co.	2.375%	9/15/28	200	163
	Equifax Inc.	2.600%	12/1/24	75	72
	Equifax Inc.	2.600%	12/15/25	100	93
	Equifax Inc.	5.100%	6/1/28	400	385
	Equifax Inc.	3.100%	5/15/30	120	100
	Equifax Inc.	2.350%	9/15/31	200	152
	FactSet Research Systems Inc.	3.450%	3/1/32	100	83

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fidelity National Information Services Inc.	1.150%	3/1/26	500	448
Fidelity National Information Services Inc.	1.650%	3/1/28	200	169
Fidelity National Information Services Inc.	3.750%	5/21/29	100	91
Fidelity National Information Services Inc.	2.250%	3/1/31	300	234
Fidelity National Information Services Inc.	3.100%	3/1/41	200	132
Fiserv Inc.	3.200%	7/1/26	700	654
Fiserv Inc.	2.250%	6/1/27	300	266
Fiserv Inc.	4.200%	10/1/28	200	187
Fiserv Inc.	3.500%	7/1/29	600	534
Fiserv Inc.	2.650%	6/1/30	200	164
Fiserv Inc.	4.400%	7/1/49	415	318
Flex Ltd.	4.750%	6/15/25	26	25
Flex Ltd.	4.875%	6/15/29	50	47
Global Payments Inc.	1.500%	11/15/24	200	190
Global Payments Inc.	2.650%	2/15/25	337	321
Global Payments Inc.	4.800%	4/1/26	150	145
Global Payments Inc.	2.150%	1/15/27	200	176
Global Payments Inc.	3.200%	8/15/29	310	264
Global Payments Inc.	2.900%	5/15/30	200	163
Global Payments Inc.	2.900%	11/15/31	200	157
Global Payments Inc.	5.400%	8/15/32	200	187
Global Payments Inc.	4.150%	8/15/49	200	137
Global Payments Inc.	5.950%	8/15/52	75	67
Hewlett Packard Enterprise Co.	5.900%	10/1/24	100	100
Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	491
Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	136
Hewlett Packard Enterprise Co.	5.250%	7/1/28	200	195
Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	150
Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	267
HP Inc.	2.200%	6/17/25	300	282
HP Inc.	1.450%	6/17/26	200	179
HP Inc.	3.000%	6/17/27	350	318
HP Inc.	4.750%	1/15/28	200	192
HP Inc.	4.000%	4/15/29	200	183
HP Inc.	3.400%	6/17/30	500	425
HP Inc.	2.650%	6/17/31	200	156
HP Inc.	4.200%	4/15/32	200	173
HP Inc.	5.500%	1/15/33	200	187
HP Inc.	6.000%	9/15/41	200	188
Intel Corp.	3.400%	3/25/25	300	291
Intel Corp.	3.700%	7/29/25	450	435
Intel Corp.	2.600%	5/19/26	210	196
Intel Corp.	3.750%	8/5/27	200	189
Intel Corp.	4.875%	2/10/28	310	304
Intel Corp.	1.600%	8/12/28	200	169
Intel Corp.	2.450%	11/15/29	375	318
Intel Corp.	3.900%	3/25/30	345	314
Intel Corp.	2.000%	8/12/31	250	195
Intel Corp.	4.150%	8/5/32	200	182
Intel Corp.	4.000%	12/15/32	150	134
Intel Corp.	5.200%	2/10/33	396	383
Intel Corp.	4.600%	3/25/40	150	130
Intel Corp.	2.800%	8/12/41	200	131
Intel Corp.	4.800%	10/1/41	162	140
Intel Corp.	4.250%	12/15/42	150	119
Intel Corp.	4.100%	5/19/46	250	191
Intel Corp.	4.100%	5/11/47	200	153
Intel Corp.	3.734%	12/8/47	674	479

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Intel Corp.	3.250%	11/15/49	300	191
Intel Corp.	4.750%	3/25/50	400	330
Intel Corp.	3.050%	8/12/51	250	151
Intel Corp.	5.700%	2/10/53	481	451
Intel Corp.	3.100%	2/15/60	300	172
Intel Corp.	3.200%	8/12/61	200	116
Intel Corp.	5.050%	8/5/62	300	251
Intel Corp.	5.900%	2/10/63	200	190
International Business Machines Corp.	7.000%	10/30/25	300	308
International Business Machines Corp.	4.500%	2/6/26	200	196
International Business Machines Corp.	3.450%	2/19/26	285	272
International Business Machines Corp.	3.300%	5/15/26	700	663
International Business Machines Corp.	1.700%	5/15/27	265	232
International Business Machines Corp.	6.220%	8/1/27	75	77
International Business Machines Corp.	6.500%	1/15/28	75	78
International Business Machines Corp.	4.500%	2/6/28	200	193
International Business Machines Corp.	3.500%	5/15/29	750	678
International Business Machines Corp.	1.950%	5/15/30	265	213
International Business Machines Corp.	4.750%	2/6/33	200	188
International Business Machines Corp.	4.150%	5/15/39	400	325
International Business Machines Corp.	5.600%	11/30/39	48	46
International Business Machines Corp.	2.850%	5/15/40	165	111
International Business Machines Corp.	4.000%	6/20/42	358	278
International Business Machines Corp.	4.250%	5/15/49	500	386
International Business Machines Corp.	2.950%	5/15/50	165	99
International Business Machines Corp.	3.430%	2/9/52	100	65
International Business Machines Corp.	5.100%	2/6/53	300	263
Intuit Inc.	0.950%	7/15/25	100	92
Intuit Inc.	1.350%	7/15/27	100	86
Intuit Inc.	1.650%	7/15/30	100	79
Intuit Inc.	5.200%	9/15/33	200	195
Intuit Inc.	5.500%	9/15/53	275	264
Jabil Inc.	3.950%	1/12/28	100	92
Jabil Inc.	3.600%	1/15/30	100	87
Jabil Inc.	3.000%	1/15/31	150	121
Juniper Networks Inc.	3.750%	8/15/29	200	178
Juniper Networks Inc.	5.950%	3/15/41	25	23
KLA Corp.	4.650%	11/1/24	73	72
KLA Corp.	4.100%	3/15/29	150	142
KLA Corp.	4.650%	7/15/32	200	189
KLA Corp.	5.000%	3/15/49	75	66
KLA Corp.	3.300%	3/1/50	150	100
KLA Corp.	4.950%	7/15/52	200	175
KLA Corp.	5.250%	7/15/62	200	179
Kyndryl Holdings Inc.	2.050%	10/15/26	100	87
Kyndryl Holdings Inc.	2.700%	10/15/28	100	82
Kyndryl Holdings Inc.	3.150%	10/15/31	100	76
Kyndryl Holdings Inc.	4.100%	10/15/41	100	65
Lam Research Corp.	3.800%	3/15/25	145	141
Lam Research Corp.	3.750%	3/15/26	150	144
Lam Research Corp.	4.000%	3/15/29	150	141
Lam Research Corp.	1.900%	6/15/30	295	237
Lam Research Corp.	4.875%	3/15/49	125	109
Lam Research Corp.	2.875%	6/15/50	150	93
Lam Research Corp.	3.125%	6/15/60	100	60
Leidos Inc.	3.625%	5/15/25	100	96
Leidos Inc.	4.375%	5/15/30	150	134
Leidos Inc.	2.300%	2/15/31	200	153

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Marvell Technology Inc.	2.450%	4/15/28	100	86
Marvell Technology Inc.	4.875%	6/22/28	100	96
Marvell Technology Inc.	2.950%	4/15/31	100	81
Mastercard Inc.	2.000%	3/3/25	400	381
Mastercard Inc.	2.950%	11/21/26	100	94
Mastercard Inc.	3.300%	3/26/27	200	188
Mastercard Inc.	4.875%	3/9/28	200	198
Mastercard Inc.	2.950%	6/1/29	275	245
Mastercard Inc.	3.350%	3/26/30	300	268
Mastercard Inc.	2.000%	11/18/31	200	157
Mastercard Inc.	3.950%	2/26/48	100	79
Mastercard Inc.	3.650%	6/1/49	250	186
Mastercard Inc.	3.850%	3/26/50	200	154
Microchip Technology Inc.	4.250%	9/1/25	200	194
Micron Technology Inc.	4.975%	2/6/26	100	98
Micron Technology Inc.	4.185%	2/15/27	200	188
Micron Technology Inc.	5.375%	4/15/28	200	193
Micron Technology Inc.	5.327%	2/6/29	150	144
Micron Technology Inc.	6.750%	11/1/29	75	76
Micron Technology Inc.	4.663%	2/15/30	100	91
Micron Technology Inc.	5.875%	2/9/33	235	225
Micron Technology Inc.	5.875%	9/15/33	200	190
Micron Technology Inc.	3.366%	11/1/41	100	66
Micron Technology Inc.	3.477%	11/1/51	100	61
Microsoft Corp.	3.125%	11/3/25	632	605
Microsoft Corp.	2.400%	8/8/26	805	748
Microsoft Corp.	3.300%	2/6/27	675	640
Microsoft Corp.	3.500%	2/12/35	325	283
Microsoft Corp.	3.450%	8/8/36	425	358
Microsoft Corp.	4.100%	2/6/37	250	226
Microsoft Corp.	3.700%	8/8/46	1,226	962
Microsoft Corp.	2.525%	6/1/50	1,478	900
Microsoft Corp.	2.921%	3/17/52	964	632
Microsoft Corp.	2.675%	6/1/60	594	349
Microsoft Corp.	3.041%	3/17/62	656	414
Moody's Corp.	3.250%	1/15/28	200	183
Moody's Corp.	2.000%	8/19/31	200	155
Moody's Corp.	2.750%	8/19/41	200	130
Moody's Corp.	4.875%	12/17/48	125	107
Moody's Corp.	3.250%	5/20/50	100	64
Moody's Corp.	3.750%	2/25/52	100	70
Moody's Corp.	3.100%	11/29/61	200	116
Motorola Solutions Inc.	4.600%	2/23/28	125	120
Motorola Solutions Inc.	5.500%	9/1/44	75	66
NetApp Inc.	1.875%	6/22/25	150	140
NetApp Inc.	2.375%	6/22/27	100	89
NetApp Inc.	2.700%	6/22/30	200	162
Nokia OYJ	6.625%	5/15/39	90	80
NVIDIA Corp.	3.200%	9/16/26	200	189
NVIDIA Corp.	1.550%	6/15/28	250	213
NVIDIA Corp.	2.850%	4/1/30	300	261
NVIDIA Corp.	2.000%	6/15/31	250	200
NVIDIA Corp.	3.500%	4/1/40	200	158
NVIDIA Corp.	3.500%	4/1/50	405	295
NVIDIA Corp.	3.700%	4/1/60	113	82
NXP BV / NXP Funding LLC	5.350%	3/1/26	100	99
NXP BV / NXP Funding LLC	5.550%	12/1/28	75	74

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	412
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	171
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	156
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/32	412	319
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	135
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.125%	2/15/42	100	65
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	11/30/51	100	61
	Oracle Corp.	2.950%	11/15/24	425	412
	Oracle Corp.	2.500%	4/1/25	919	875
	Oracle Corp.	1.650%	3/25/26	725	656
	Oracle Corp.	2.650%	7/15/26	561	517
	Oracle Corp.	2.800%	4/1/27	500	454
	Oracle Corp.	2.300%	3/25/28	500	433
	Oracle Corp.	4.500%	5/6/28	35	33
	Oracle Corp.	6.150%	11/9/29	225	228
	Oracle Corp.	2.950%	4/1/30	550	462
	Oracle Corp.	4.650%	5/6/30	100	93
	Oracle Corp.	2.875%	3/25/31	900	735
	Oracle Corp.	6.250%	11/9/32	225	228
	Oracle Corp.	4.300%	7/8/34	325	279
	Oracle Corp.	3.900%	5/15/35	150	122
	Oracle Corp.	3.850%	7/15/36	250	197
	Oracle Corp.	3.800%	11/15/37	525	400
	Oracle Corp.	6.125%	7/8/39	250	241
	Oracle Corp.	3.600%	4/1/40	605	435
	Oracle Corp.	5.375%	7/15/40	400	355
	Oracle Corp.	3.650%	3/25/41	300	214
	Oracle Corp.	4.500%	7/8/44	250	193
	Oracle Corp.	4.125%	5/15/45	425	308
	Oracle Corp.	4.000%	7/15/46	575	406
	Oracle Corp.	4.000%	11/15/47	475	332
	Oracle Corp.	3.600%	4/1/50	920	595
	Oracle Corp.	3.950%	3/25/51	600	411
	Oracle Corp.	6.900%	11/9/52	355	366
	Oracle Corp.	5.550%	2/6/53	400	351
	Oracle Corp.	4.375%	5/15/55	150	108
	Oracle Corp.	3.850%	4/1/60	500	319
	Oracle Corp.	4.100%	3/25/61	300	199
	PayPal Holdings Inc.	2.400%	10/1/24	100	97
	PayPal Holdings Inc.	1.650%	6/1/25	200	187
	PayPal Holdings Inc.	2.650%	10/1/26	300	277
	PayPal Holdings Inc.	2.850%	10/1/29	400	347
	PayPal Holdings Inc.	2.300%	6/1/30	200	163
	PayPal Holdings Inc.	4.400%	6/1/32	200	185
	PayPal Holdings Inc.	3.250%	6/1/50	310	203
[5]	Qorvo Inc.	1.750%	12/15/24	100	94
	Qorvo Inc.	4.375%	10/15/29	200	176
	QUALCOMM Inc.	3.450%	5/20/25	200	193
	QUALCOMM Inc.	3.250%	5/20/27	400	373
	QUALCOMM Inc.	1.300%	5/20/28	378	318
	QUALCOMM Inc.	1.650%	5/20/32	414	309
	QUALCOMM Inc.	5.400%	5/20/33	200	200

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
QUALCOMM Inc.	4.650%	5/20/35	200	188
QUALCOMM Inc.	4.800%	5/20/45	275	243
QUALCOMM Inc.	4.300%	5/20/47	350	282
QUALCOMM Inc.	3.250%	5/20/50	200	136
QUALCOMM Inc.	4.500%	5/20/52	200	163
QUALCOMM Inc.	6.000%	5/20/53	200	202
RELX Capital Inc.	4.000%	3/18/29	100	93
RELX Capital Inc.	3.000%	5/22/30	150	128
RELX Capital Inc.	4.750%	5/20/32	100	93
Roper Technologies Inc.	1.000%	9/15/25	500	457
Roper Technologies Inc.	3.850%	12/15/25	100	96
Roper Technologies Inc.	3.800%	12/15/26	145	137
Roper Technologies Inc.	1.400%	9/15/27	500	428
Roper Technologies Inc.	4.200%	9/15/28	175	165
Roper Technologies Inc.	2.950%	9/15/29	125	108
Roper Technologies Inc.	2.000%	6/30/30	125	99
S&P Global Inc.	2.450%	3/1/27	250	228
S&P Global Inc.	4.750%	8/1/28	140	136
S&P Global Inc.	2.700%	3/1/29	250	219
S&P Global Inc.	4.250%	5/1/29	100	94
S&P Global Inc.	2.500%	12/1/29	125	106
S&P Global Inc.	1.250%	8/15/30	200	152
S&P Global Inc.	2.900%	3/1/32	300	247
S&P Global Inc.	3.250%	12/1/49	150	99
S&P Global Inc.	3.700%	3/1/52	200	144
S&P Global Inc.	2.300%	8/15/60	100	49
S&P Global Inc.	3.900%	3/1/62	100	72
Salesforce Inc.	3.700%	4/11/28	325	306
Salesforce Inc.	1.500%	7/15/28	200	170
Salesforce Inc.	1.950%	7/15/31	300	237
Salesforce Inc.	2.700%	7/15/41	250	169
Salesforce Inc.	2.900%	7/15/51	400	250
Salesforce Inc.	3.050%	7/15/61	250	149
ServiceNow Inc.	1.400%	9/1/30	400	306
Skyworks Solutions Inc.	1.800%	6/1/26	200	178
Teledyne FLIR LLC	2.500%	8/1/30	100	80
Teledyne Technologies Inc.	2.750%	4/1/31	300	242
Texas Instruments Inc.	1.375%	3/12/25	200	189
Texas Instruments Inc.	1.125%	9/15/26	200	179
Texas Instruments Inc.	2.900%	11/3/27	94	86
Texas Instruments Inc.	2.250%	9/4/29	100	85
Texas Instruments Inc.	1.750%	5/4/30	210	170
Texas Instruments Inc.	1.900%	9/15/31	150	118
Texas Instruments Inc.	4.900%	3/14/33	200	193
Texas Instruments Inc.	3.875%	3/15/39	142	117
Texas Instruments Inc.	4.150%	5/15/48	300	241
Texas Instruments Inc.	5.000%	3/14/53	200	181
Texas Instruments Inc.	5.050%	5/18/63	212	188
Thomson Reuters Corp.	5.500%	8/15/35	75	71
Thomson Reuters Corp.	5.850%	4/15/40	100	93
Thomson Reuters Corp.	5.650%	11/23/43	100	87
TSMC Arizona Corp.	1.750%	10/25/26	400	359
TSMC Arizona Corp.	3.875%	4/22/27	200	190
TSMC Arizona Corp.	2.500%	10/25/31	200	161
TSMC Arizona Corp.	4.250%	4/22/32	200	184
TSMC Arizona Corp.	3.125%	10/25/41	200	144
TSMC Arizona Corp.	3.250%	10/25/51	200	134
TSMC Arizona Corp.	4.500%	4/22/52	200	170

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Verisk Analytics Inc.	4.000%	6/15/25	150	145
Verisk Analytics Inc.	4.125%	3/15/29	400	373
Verisk Analytics Inc.	5.500%	6/15/45	50	44
Verisk Analytics Inc.	3.625%	5/15/50	100	67
Visa Inc.	3.150%	12/14/25	925	883
Visa Inc.	1.900%	4/15/27	200	179
Visa Inc.	0.750%	8/15/27	500	427
Visa Inc.	2.750%	9/15/27	150	137
Visa Inc.	1.100%	2/15/31	400	302
Visa Inc.	4.150%	12/14/35	325	293
Visa Inc.	2.700%	4/15/40	200	140
Visa Inc.	4.300%	12/14/45	725	610
Visa Inc.	3.650%	9/15/47	100	76
Visa Inc.	2.000%	8/15/50	300	162
VMware Inc.	4.500%	5/15/25	200	195
VMware Inc.	4.650%	5/15/27	100	96
VMware Inc.	3.900%	8/21/27	300	279
VMware Inc.	1.800%	8/15/28	200	166
VMware Inc.	4.700%	5/15/30	500	459
VMware Inc.	2.200%	8/15/31	300	226
Western Digital Corp.	4.750%	2/15/26	500	476
Western Digital Corp.	2.850%	2/1/29	200	160
Western Union Co.	2.850%	1/10/25	108	103
Western Union Co.	1.350%	3/15/26	200	178
Western Union Co.	6.200%	11/17/36	100	98
Western Union Co.	6.200%	6/21/40	35	33
Workday Inc.	3.500%	4/1/27	200	187
Workday Inc.	3.700%	4/1/29	200	181
Workday Inc.	3.800%	4/1/32	200	171
Xilinx Inc.	2.375%	6/1/30	200	166
				98,700
Utilities (2.4%)
AEP Texas Inc.	3.950%	6/1/28	100	93
AEP Texas Inc.	2.100%	7/1/30	200	158
AEP Texas Inc.	3.800%	10/1/47	50	34
AEP Texas Inc.	3.450%	1/15/50	50	32
AEP Texas Inc.	5.250%	5/15/52	89	76
AEP Transmission Co. LLC	4.000%	12/1/46	75	57
AEP Transmission Co. LLC	3.750%	12/1/47	100	72
AEP Transmission Co. LLC	3.800%	6/15/49	70	51
AEP Transmission Co. LLC	3.150%	9/15/49	70	45
AEP Transmission Co. LLC	3.650%	4/1/50	150	106
AEP Transmission Co. LLC	4.500%	6/15/52	400	324
AES Corp.	1.375%	1/15/26	300	267
AES Corp.	5.450%	6/1/28	200	193
AES Corp.	2.450%	1/15/31	300	230
Alabama Power Co.	1.450%	9/15/30	500	382
Alabama Power Co.	3.940%	9/1/32	331	292
Alabama Power Co.	6.125%	5/15/38	50	50
Alabama Power Co.	3.850%	12/1/42	25	19
Alabama Power Co.	4.150%	8/15/44	75	58
Alabama Power Co.	3.750%	3/1/45	150	109
Alabama Power Co.	4.300%	1/2/46	250	194
Alabama Power Co.	3.700%	12/1/47	100	70
Alabama Power Co.	4.300%	7/15/48	100	77
Alabama Power Co.	3.450%	10/1/49	108	72
Alabama Power Co.	3.125%	7/15/51	107	65
Alabama Power Co.	3.000%	3/15/52	200	121

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ameren Corp.	3.650%	2/15/26	80	76
Ameren Corp.	1.950%	3/15/27	200	178
Ameren Corp.	3.500%	1/15/31	100	86
Ameren Illinois Co.	3.800%	5/15/28	75	70
Ameren Illinois Co.	4.950%	6/1/33	125	118
Ameren Illinois Co.	3.700%	12/1/47	150	109
Ameren Illinois Co.	3.250%	3/15/50	60	39
American Electric Power Co. Inc	5.625%	3/1/33	200	193
American Electric Power Co. Inc.	3.200%	11/13/27	75	68
American Electric Power Co. Inc.	4.300%	12/1/28	150	141
American Electric Power Co. Inc.	3.250%	3/1/50	71	44
American Electric Power Co. Inc.	3.875%	2/15/62	150	123
American Water Capital Corp.	3.400%	3/1/25	125	121
American Water Capital Corp.	2.950%	9/1/27	325	297
American Water Capital Corp.	3.450%	6/1/29	125	113
American Water Capital Corp.	2.800%	5/1/30	100	84
American Water Capital Corp.	4.450%	6/1/32	250	231
American Water Capital Corp.	6.593%	10/15/37	150	160
American Water Capital Corp.	4.300%	9/1/45	100	79
American Water Capital Corp.	3.750%	9/1/47	100	73
American Water Capital Corp.	4.200%	9/1/48	100	78
American Water Capital Corp.	4.150%	6/1/49	125	97
American Water Capital Corp.	3.450%	5/1/50	100	68
American Water Capital Corp.	3.250%	6/1/51	98	64
Appalachian Power Co.	3.300%	6/1/27	500	458
Appalachian Power Co.	4.500%	3/1/49	71	54
Appalachian Power Co.	3.700%	5/1/50	100	67
Arizona Public Service Co.	3.150%	5/15/25	100	96
Arizona Public Service Co.	2.950%	9/15/27	50	46
Arizona Public Service Co.	4.500%	4/1/42	225	178
Arizona Public Service Co.	4.350%	11/15/45	125	94
Arizona Public Service Co.	3.750%	5/15/46	125	85
Arizona Public Service Co.	4.250%	3/1/49	100	72
Arizona Public Service Co.	3.500%	12/1/49	60	38
Atmos Energy Corp.	3.000%	6/15/27	100	93
Atmos Energy Corp.	2.625%	9/15/29	50	43
Atmos Energy Corp.	5.500%	6/15/41	200	190
Atmos Energy Corp.	4.150%	1/15/43	100	80
Atmos Energy Corp.	4.125%	10/15/44	50	39
Atmos Energy Corp.	3.375%	9/15/49	400	267
Atmos Energy Corp.	2.850%	2/15/52	200	120
Avangrid Inc.	3.150%	12/1/24	230	222
Avangrid Inc.	3.800%	6/1/29	195	173
Avista Corp.	4.350%	6/1/48	75	57
Avista Corp.	4.000%	4/1/52	72	51
Baltimore Gas and Electric Co.	2.400%	8/15/26	334	307
Baltimore Gas and Electric Co.	2.250%	6/15/31	100	79
Baltimore Gas and Electric Co.	3.500%	8/15/46	100	68
Baltimore Gas and Electric Co.	3.750%	8/15/47	250	178
Baltimore Gas and Electric Co.	4.250%	9/15/48	50	38
Baltimore Gas and Electric Co.	3.200%	9/15/49	80	51
Baltimore Gas and Electric Co.	2.900%	6/15/50	100	60
Baltimore Gas and Electric Co.	5.400%	6/1/53	200	183
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	97
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	113
Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	621
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	101
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	220

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	132
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	119
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	35
Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	154
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	147
Berkshire Hathaway Energy Co.	4.600%	5/1/53	200	156
Black Hills Corp.	3.950%	1/15/26	75	72
Black Hills Corp.	3.150%	1/15/27	75	69
Black Hills Corp.	3.050%	10/15/29	70	59
Black Hills Corp.	4.350%	5/1/33	75	64
Black Hills Corp.	4.200%	9/15/46	50	36
Black Hills Corp.	3.875%	10/15/49	70	47
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	275
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	54
CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	106	101
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	125	102
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	57
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	118
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	61
CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	133
CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	56	49
CenterPoint Energy Inc.	1.450%	6/1/26	200	179
CenterPoint Energy Inc.	4.250%	11/1/28	21	19
CenterPoint Energy Inc.	2.950%	3/1/30	80	67
CenterPoint Energy Inc.	2.650%	6/1/31	200	160
CenterPoint Energy Inc.	3.700%	9/1/49	50	33
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	94
CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	77
CenterPoint Energy Resources Corp.	5.400%	3/1/33	147	142
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	239
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	37
Cleco Corporate Holdings LLC	3.743%	5/1/26	100	93
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	94
Cleveland Electric Illuminating Co.	5.950%	12/15/36	275	260
CMS Energy Corp.	3.000%	5/15/26	75	70
CMS Energy Corp.	3.450%	8/15/27	50	46
CMS Energy Corp.	4.875%	3/1/44	75	64
CMS Energy Corp.	4.750%	6/1/50	100	86
Commonwealth Edison Co.	2.550%	6/15/26	223	207
Commonwealth Edison Co.	2.950%	8/15/27	75	69
Commonwealth Edison Co.	2.200%	3/1/30	50	41
Commonwealth Edison Co.	5.900%	3/15/36	150	150
Commonwealth Edison Co.	6.450%	1/15/38	175	181
Commonwealth Edison Co.	4.600%	8/15/43	75	63
Commonwealth Edison Co.	4.700%	1/15/44	175	148
Commonwealth Edison Co.	3.700%	3/1/45	75	55
Commonwealth Edison Co.	3.650%	6/15/46	175	123
Commonwealth Edison Co.	3.750%	8/15/47	100	72
Commonwealth Edison Co.	4.000%	3/1/48	150	114
Commonwealth Edison Co.	4.000%	3/1/49	125	94
Commonwealth Edison Co.	3.000%	3/1/50	200	123
Commonwealth Edison Co.	3.850%	3/15/52	200	144
Connecticut Light and Power Co.	0.750%	12/1/25	500	452
Connecticut Light and Power Co.	3.200%	3/15/27	50	47
Connecticut Light and Power Co.	4.300%	4/15/44	150	120
Connecticut Light and Power Co.	4.000%	4/1/48	160	122
Connecticut Light and Power Co.	5.250%	1/15/53	200	182
Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	600	482

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	76	73
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	187
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	267
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	75
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	94
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	160
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	298
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	104
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	54
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	297
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	185
Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	200	202
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	53
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	91
Constellation Energy Generation LLC	5.600%	3/1/28	46	46
Constellation Energy Generation LLC	5.800%	3/1/33	34	33
Constellation Energy Generation LLC	6.125%	1/15/34	200	200
Constellation Energy Generation LLC	6.250%	10/1/39	360	349
Constellation Energy Generation LLC	5.750%	10/1/41	75	68
Constellation Energy Generation LLC	5.600%	6/15/42	155	139
Constellation Energy Generation LLC	6.500%	10/1/53	200	201
Consumers Energy Co.	3.800%	11/15/28	75	70
Consumers Energy Co.	3.600%	8/15/32	19	16
Consumers Energy Co.	4.625%	5/15/33	200	186
Consumers Energy Co.	3.950%	5/15/43	75	58
Consumers Energy Co.	3.250%	8/15/46	50	34
Consumers Energy Co.	3.950%	7/15/47	50	38
Consumers Energy Co.	4.050%	5/15/48	125	96
Consumers Energy Co.	4.350%	4/15/49	80	65
Consumers Energy Co.	3.100%	8/15/50	80	51
Consumers Energy Co.	3.500%	8/1/51	400	277
Consumers Energy Co.	4.200%	9/1/52	84	65
Consumers Energy Co.	2.500%	5/1/60	59	31
Delmarva Power & Light Co.	4.150%	5/15/45	100	75
Dominion Energy Inc.	3.900%	10/1/25	125	120
Dominion Energy Inc.	1.450%	4/15/26	200	180
Dominion Energy Inc.	2.850%	8/15/26	379	350
Dominion Energy Inc.	4.250%	6/1/28	125	118
Dominion Energy Inc.	3.375%	4/1/30	125	108
Dominion Energy Inc.	2.250%	8/15/31	250	193
Dominion Energy Inc.	4.350%	8/15/32	56	50
Dominion Energy Inc.	5.375%	11/15/32	200	191
Dominion Energy Inc.	6.300%	3/15/33	75	76
Dominion Energy Inc.	5.950%	6/15/35	225	220
Dominion Energy Inc.	4.900%	8/1/41	280	233
Dominion Energy Inc.	4.050%	9/15/42	300	220
Dominion Energy Inc.	5.750%	10/1/54	100	97
Dominion Energy South Carolina Inc.	2.300%	12/1/31	100	78
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	53
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	125
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	70
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	62
DTE Electric Co.	3.375%	3/1/25	150	145
DTE Electric Co.	2.250%	3/1/30	450	372
DTE Electric Co.	2.625%	3/1/31	100	83
DTE Electric Co.	3.000%	3/1/32	250	207
DTE Electric Co.	4.000%	4/1/43	225	173
DTE Electric Co.	3.700%	6/1/46	50	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Electric Co.	3.750%	8/15/47	100	72
	DTE Electric Co.	3.950%	3/1/49	128	95
	DTE Electric Co.	2.950%	3/1/50	150	93
	DTE Electric Co.	3.650%	3/1/52	250	175
	DTE Energy Co.	2.529%	10/1/24	100	96
	DTE Energy Co.	4.220%	11/1/24	250	245
	DTE Energy Co.	1.050%	6/1/25	500	461
	DTE Energy Co.	2.850%	10/1/26	300	275
	DTE Energy Co.	4.875%	6/1/28	200	193
	DTE Energy Co.	3.400%	6/15/29	94	83
	DTE Energy Co.	2.950%	3/1/30	60	50
	Duke Energy Carolinas LLC	2.950%	12/1/26	100	93
	Duke Energy Carolinas LLC	3.950%	11/15/28	125	117
	Duke Energy Carolinas LLC	6.000%	12/1/28	125	127
	Duke Energy Carolinas LLC	2.450%	8/15/29	200	169
	Duke Energy Carolinas LLC	2.450%	2/1/30	100	84
	Duke Energy Carolinas LLC	2.550%	4/15/31	200	164
	Duke Energy Carolinas LLC	4.950%	1/15/33	175	166
	Duke Energy Carolinas LLC	6.100%	6/1/37	100	99
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	25
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	25
	Duke Energy Carolinas LLC	5.300%	2/15/40	150	139
	Duke Energy Carolinas LLC	4.000%	9/30/42	175	134
	Duke Energy Carolinas LLC	3.875%	3/15/46	100	72
	Duke Energy Carolinas LLC	3.700%	12/1/47	100	71
	Duke Energy Carolinas LLC	3.200%	8/15/49	400	255
	Duke Energy Carolinas LLC	3.550%	3/15/52	200	136
	Duke Energy Carolinas LLC	5.350%	1/15/53	160	146
	Duke Energy Corp.	2.650%	9/1/26	80	74
	Duke Energy Corp.	3.150%	8/15/27	140	127
	Duke Energy Corp.	4.300%	3/15/28	200	189
	Duke Energy Corp.	2.450%	6/1/30	100	81
	Duke Energy Corp.	2.550%	6/15/31	200	158
	Duke Energy Corp.	5.750%	9/15/33	100	98
	Duke Energy Corp.	4.800%	12/15/45	125	102
	Duke Energy Corp.	3.750%	9/1/46	280	193
	Duke Energy Corp.	4.200%	6/15/49	115	84
	Duke Energy Corp.	3.500%	6/15/51	140	90
	Duke Energy Corp.	5.000%	8/15/52	250	208
	Duke Energy Corp.	6.100%	9/15/53	150	146
	Duke Energy Corp.	3.250%	1/15/82	200	148
	Duke Energy Florida LLC	3.800%	7/15/28	100	94
	Duke Energy Florida LLC	2.500%	12/1/29	425	360
	Duke Energy Florida LLC	1.750%	6/15/30	100	79
	Duke Energy Florida LLC	2.400%	12/15/31	200	158
	Duke Energy Florida LLC	6.350%	9/15/37	225	230
	Duke Energy Florida LLC	6.400%	6/15/38	200	206
	Duke Energy Florida LLC	3.850%	11/15/42	200	149
	Duke Energy Florida LLC	3.400%	10/1/46	100	67
	Duke Energy Florida LLC	4.200%	7/15/48	200	154
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	86	78
	Duke Energy Indiana LLC	6.350%	8/15/38	740	755
	Duke Energy Indiana LLC	3.750%	5/15/46	225	159
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	80
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	17
	Duke Energy Progress LLC	3.700%	9/1/28	175	162
	Duke Energy Progress LLC	3.450%	3/15/29	125	113
	Duke Energy Progress LLC	2.000%	8/15/31	200	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	5.250%	3/15/33	200	194
	Duke Energy Progress LLC	4.375%	3/30/44	300	239
	Duke Energy Progress LLC	4.150%	12/1/44	100	76
	Duke Energy Progress LLC	3.700%	10/15/46	50	35
	Duke Energy Progress LLC	3.600%	9/15/47	100	70
	Duke Energy Progress LLC	2.900%	8/15/51	434	255
	Duke Energy Progress LLC	5.350%	3/15/53	200	182
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/30	78	69
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	100	76
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/43	100	65
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	100	96
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	134	130
	Edison International	5.750%	6/15/27	25	25
	El Paso Electric Co.	6.000%	5/15/35	250	239
	El Paso Electric Co.	5.000%	12/1/44	75	61
	Emera US Finance LP	3.550%	6/15/26	150	141
	Emera US Finance LP	4.750%	6/15/46	245	181
	Enel Chile SA	4.875%	6/12/28	125	119
	Entergy Arkansas LLC	3.500%	4/1/26	50	48
	Entergy Arkansas LLC	2.650%	6/15/51	500	277
	Entergy Corp.	2.950%	9/1/26	200	185
	Entergy Corp.	2.800%	6/15/30	100	83
	Entergy Corp.	3.750%	6/15/50	300	198
	Entergy Louisiana LLC	0.950%	10/1/24	200	190
	Entergy Louisiana LLC	5.590%	10/1/24	223	223
	Entergy Louisiana LLC	5.400%	11/1/24	382	381
	Entergy Louisiana LLC	2.400%	10/1/26	75	68
	Entergy Louisiana LLC	3.120%	9/1/27	100	92
	Entergy Louisiana LLC	3.050%	6/1/31	100	83
	Entergy Louisiana LLC	4.000%	3/15/33	150	130
	Entergy Louisiana LLC	4.950%	1/15/45	150	126
	Entergy Louisiana LLC	4.200%	9/1/48	167	126
	Entergy Louisiana LLC	4.200%	4/1/50	100	75
	Entergy Louisiana LLC	2.900%	3/15/51	121	71
	Entergy Mississippi LLC	2.850%	6/1/28	125	111
	Entergy Texas Inc.	1.750%	3/15/31	500	381
	Essential Utilities Inc.	3.566%	5/1/29	75	68
	Essential Utilities Inc.	2.704%	4/15/30	100	82
	Essential Utilities Inc.	4.276%	5/1/49	85	62
	Essential Utilities Inc.	3.351%	4/15/50	200	125
	Evergy Inc.	2.900%	9/15/29	150	128
	Evergy Kansas Central Inc.	2.550%	7/1/26	150	139
	Evergy Kansas Central Inc.	3.100%	4/1/27	100	93
	Evergy Kansas Central Inc.	4.125%	3/1/42	200	154
	Evergy Kansas Central Inc.	4.100%	4/1/43	100	75
	Evergy Kansas Central Inc.	4.250%	12/1/45	25	19
	Evergy Kansas Central Inc.	3.250%	9/1/49	100	64
	Evergy Metro Inc.	2.250%	6/1/30	100	81
	Evergy Metro Inc.	5.300%	10/1/41	100	91
	Evergy Metro Inc.	4.200%	6/15/47	100	76
	Eversource Energy	2.900%	10/1/24	50	48
	Eversource Energy	3.150%	1/15/25	168	162
	Eversource Energy	3.300%	1/15/28	100	91
	Eversource Energy	4.250%	4/1/29	200	186
	Eversource Energy	3.375%	3/1/32	119	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eversource Energy	3.450%	1/15/50	200	130
	Exelon Corp.	3.950%	6/15/25	200	193
	Exelon Corp.	3.400%	4/15/26	200	189
	Exelon Corp.	2.750%	3/15/27	250	227
	Exelon Corp.	5.150%	3/15/28	200	196
	Exelon Corp.	4.050%	4/15/30	250	225
	Exelon Corp.	5.300%	3/15/33	159	152
	Exelon Corp.	4.950%	6/15/35	225	202
	Exelon Corp.	5.625%	6/15/35	20	19
	Exelon Corp.	5.100%	6/15/45	145	124
	Exelon Corp.	4.450%	4/15/46	175	136
	Exelon Corp.	4.100%	3/15/52	250	180
	Exelon Corp.	5.600%	3/15/53	200	182
	Florida Power & Light Co.	2.850%	4/1/25	300	288
	Florida Power & Light Co.	4.450%	5/15/26	200	196
	Florida Power & Light Co.	3.300%	5/30/27	50	46
	Florida Power & Light Co.	4.400%	5/15/28	200	193
	Florida Power & Light Co.	4.625%	5/15/30	200	191
	Florida Power & Light Co.	2.450%	2/3/32	200	161
	Florida Power & Light Co.	5.100%	4/1/33	200	194
	Florida Power & Light Co.	4.800%	5/15/33	200	189
	Florida Power & Light Co.	5.625%	4/1/34	25	25
	Florida Power & Light Co.	5.960%	4/1/39	375	377
	Florida Power & Light Co.	4.125%	2/1/42	170	137
	Florida Power & Light Co.	4.050%	6/1/42	125	99
	Florida Power & Light Co.	3.800%	12/15/42	75	58
	Florida Power & Light Co.	3.700%	12/1/47	150	109
	Florida Power & Light Co.	3.950%	3/1/48	325	247
	Florida Power & Light Co.	3.150%	10/1/49	555	362
	Florida Power & Light Co.	2.875%	12/4/51	500	304
	Fortis Inc.	3.055%	10/4/26	295	270
	Georgia Power Co.	3.250%	4/1/26	100	94
	Georgia Power Co.	4.650%	5/16/28	200	193
	Georgia Power Co.	4.950%	5/17/33	200	188
	Georgia Power Co.	4.750%	9/1/40	175	148
	Georgia Power Co.	4.300%	3/15/43	100	79
	Georgia Power Co.	5.125%	5/15/52	250	221
	Iberdrola International BV	6.750%	7/15/36	75	80
	Idaho Power Co.	5.800%	4/1/54	200	192
	Indiana Michigan Power Co.	3.850%	5/15/28	250	234
	Indiana Michigan Power Co.	3.750%	7/1/47	150	104
	Indiana Michigan Power Co.	4.250%	8/15/48	100	76
	Indiana Michigan Power Co.	5.625%	4/1/53	100	94
	Interstate Power and Light Co.	3.250%	12/1/24	202	196
	Interstate Power and Light Co.	4.100%	9/26/28	125	117
	Interstate Power and Light Co.	3.600%	4/1/29	60	54
	Interstate Power and Light Co.	2.300%	6/1/30	100	80
	Interstate Power and Light Co.	6.250%	7/15/39	50	49
	Interstate Power and Light Co.	3.700%	9/15/46	75	51
	ITC Holdings Corp.	3.350%	11/15/27	100	91
	ITC Holdings Corp.	5.300%	7/1/43	200	172
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	61	54
	Kentucky Utilities Co.	5.125%	11/1/40	125	111
	Kentucky Utilities Co.	4.375%	10/1/45	100	78
	Kentucky Utilities Co.	3.300%	6/1/50	200	130
	Louisville Gas and Electric Co.	3.300%	10/1/25	75	72
	Louisville Gas and Electric Co.	4.250%	4/1/49	170	130

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MidAmerican Energy Co.	3.500%	10/15/24	179	175
MidAmerican Energy Co.	3.100%	5/1/27	150	139
MidAmerican Energy Co.	3.650%	4/15/29	200	183
MidAmerican Energy Co.	6.750%	12/30/31	125	134
MidAmerican Energy Co.	5.350%	1/15/34	75	74
MidAmerican Energy Co.	5.750%	11/1/35	125	124
MidAmerican Energy Co.	4.800%	9/15/43	100	85
MidAmerican Energy Co.	3.950%	8/1/47	100	76
MidAmerican Energy Co.	3.650%	8/1/48	125	89
MidAmerican Energy Co.	4.250%	7/15/49	200	156
MidAmerican Energy Co.	5.850%	9/15/54	300	296
Mississippi Power Co.	4.250%	3/15/42	100	77
National Fuel Gas Co.	5.500%	1/15/26	50	49
National Fuel Gas Co.	4.750%	9/1/28	50	47
National Fuel Gas Co.	2.950%	3/1/31	100	79
National Grid plc	5.809%	6/12/33	200	194
National Grid USA	5.803%	4/1/35	50	47
National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	89
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	138
National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	93
National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	100	91
National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	82
National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	73
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	180
National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	53	47
National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	71
National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	200	156
National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	77
Nevada Power Co.	3.700%	5/1/29	200	181
Nevada Power Co.	2.400%	5/1/30	75	61
Nevada Power Co.	6.750%	7/1/37	75	78
Nevada Power Co.	3.125%	8/1/50	150	91
Nevada Power Co.	6.000%	3/15/54	100	98
NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	150	146
NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	350	349
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	233
NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	232	224
NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	222	215
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	300	254
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	89
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	85
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	400
NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	179	167
NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	64	60
NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	204	177
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	109
NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	92
NiSource Inc.	0.950%	8/15/25	223	203

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NiSource Inc.	3.490%	5/15/27	250	231
NiSource Inc.	5.250%	3/30/28	200	196
NiSource Inc.	2.950%	9/1/29	200	172
NiSource Inc.	3.600%	5/1/30	200	174
NiSource Inc.	1.700%	2/15/31	300	224
NiSource Inc.	5.950%	6/15/41	77	74
NiSource Inc.	4.800%	2/15/44	125	103
NiSource Inc.	5.650%	2/1/45	100	91
NiSource Inc.	4.375%	5/15/47	250	192
NiSource Inc.	3.950%	3/30/48	200	143
NiSource Inc.	5.000%	6/15/52	63	53
Northern States Power Co.	6.250%	6/1/36	75	77
Northern States Power Co.	6.200%	7/1/37	50	51
Northern States Power Co.	5.350%	11/1/39	175	165
Northern States Power Co.	3.400%	8/15/42	105	75
Northern States Power Co.	4.000%	8/15/45	50	37
Northern States Power Co.	2.900%	3/1/50	250	153
Northern States Power Co.	2.600%	6/1/51	100	57
Northern States Power Co.	5.100%	5/15/53	200	179
NSTAR Electric Co.	3.200%	5/15/27	125	116
NSTAR Electric Co.	3.250%	5/15/29	50	45
NSTAR Electric Co.	5.500%	3/15/40	75	70
NSTAR Electric Co.	4.950%	9/15/52	74	64
Oglethorpe Power Corp.	5.950%	11/1/39	50	47
Oglethorpe Power Corp.	5.375%	11/1/40	175	150
Oglethorpe Power Corp.	3.750%	8/1/50	250	168
Ohio Edison Co.	6.875%	7/15/36	100	105
Ohio Power Co.	4.150%	4/1/48	100	75
Ohio Power Co.	4.000%	6/1/49	240	175
Ohio Power Co.	2.900%	10/1/51	125	74
Oklahoma Gas and Electric Co.	3.800%	8/15/28	75	69
Oklahoma Gas and Electric Co.	3.250%	4/1/30	100	86
Oklahoma Gas and Electric Co.	5.400%	1/15/33	80	77
Oklahoma Gas and Electric Co.	4.150%	4/1/47	50	37
Oklahoma Gas and Electric Co.	3.850%	8/15/47	75	53
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	72
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	46
Oncor Electric Delivery Co. LLC	2.750%	5/15/30	200	169
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	55
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	143
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	117
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	63
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	35
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	74
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	37
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	144
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	250	158
Oncor Electric Delivery Co. LLC	2.700%	11/15/51	250	142
Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	59
ONE Gas Inc.	2.000%	5/15/30	100	80
ONE Gas Inc.	4.658%	2/1/44	125	101
ONE Gas Inc.	4.500%	11/1/48	75	58
Pacific Gas and Electric Co.	3.450%	7/1/25	200	190
Pacific Gas and Electric Co.	3.150%	1/1/26	300	279
Pacific Gas and Electric Co.	3.300%	12/1/27	800	706
Pacific Gas and Electric Co.	3.000%	6/15/28	200	171
Pacific Gas and Electric Co.	3.750%	7/1/28	300	266
Pacific Gas and Electric Co.	6.100%	1/15/29	100	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas and Electric Co.	4.550%	7/1/30	700	618
	Pacific Gas and Electric Co.	4.400%	3/1/32	81	68
	Pacific Gas and Electric Co.	6.150%	1/15/33	200	190
	Pacific Gas and Electric Co.	6.400%	6/15/33	46	44
	Pacific Gas and Electric Co.	4.500%	7/1/40	500	372
	Pacific Gas and Electric Co.	4.750%	2/15/44	500	368
	Pacific Gas and Electric Co.	4.300%	3/15/45	200	135
	Pacific Gas and Electric Co.	4.950%	7/1/50	575	429
	Pacific Gas and Electric Co.	3.500%	8/1/50	500	298
	Pacific Gas and Electric Co.	6.750%	1/15/53	200	188
	Pacific Gas and Electric Co.	6.700%	4/1/53	200	187
	PacifiCorp	3.500%	6/15/29	100	89
	PacifiCorp	2.700%	9/15/30	50	41
	PacifiCorp	7.700%	11/15/31	250	279
	PacifiCorp	5.250%	6/15/35	56	51
	PacifiCorp	6.100%	8/1/36	100	99
	PacifiCorp	6.250%	10/15/37	125	124
	PacifiCorp	6.350%	7/15/38	75	74
	PacifiCorp	6.000%	1/15/39	116	109
	PacifiCorp	4.100%	2/1/42	56	41
	PacifiCorp	4.125%	1/15/49	100	70
	PacifiCorp	4.150%	2/15/50	200	141
	PacifiCorp	3.300%	3/15/51	100	60
	PacifiCorp	5.350%	12/1/53	200	166
	PacifiCorp	5.500%	5/15/54	200	169
	PECO Energy Co.	4.900%	6/15/33	400	380
	PECO Energy Co.	3.900%	3/1/48	75	56
	PECO Energy Co.	2.800%	6/15/50	200	117
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	100	73
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	100	66
	PG&E Recovery Funding LLC	5.256%	1/15/40	280	271
	PG&E Recovery Funding LLC	5.536%	7/15/49	90	85
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/32	132	124
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/33	47	44
[2]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/38	100	90
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/39	75	69
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/43	75	68
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	250	205
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	200	180
[2]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/53	100	84
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	75	68
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	97
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	75	72
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	41
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	49
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	200	123
	Pinnacle West Capital Corp.	1.300%	6/15/25	200	185
	Potomac Electric Power Co.	6.500%	11/15/37	250	261
	Potomac Electric Power Co.	4.150%	3/15/43	150	118
	PPL Capital Funding Inc.	3.100%	5/15/26	100	94
	PPL Electric Utilities Corp.	5.000%	5/15/33	200	191
	PPL Electric Utilities Corp.	6.250%	5/15/39	100	102
	PPL Electric Utilities Corp.	4.125%	6/15/44	50	39
	PPL Electric Utilities Corp.	4.150%	10/1/45	155	120
	PPL Electric Utilities Corp.	3.950%	6/1/47	75	57
	PPL Electric Utilities Corp.	5.250%	5/15/53	200	182
	Progress Energy Inc.	7.000%	10/30/31	119	125
	Progress Energy Inc.	6.000%	12/1/39	125	121

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Public Service Co. of Colorado	3.700%	6/15/28	75	69
Public Service Co. of Colorado	1.900%	1/15/31	100	78
Public Service Co. of Colorado	1.875%	6/15/31	200	153
Public Service Co. of Colorado	4.100%	6/1/32	50	44
Public Service Co. of Colorado	3.600%	9/15/42	175	124
Public Service Co. of Colorado	4.100%	6/15/48	75	55
Public Service Co. of Colorado	2.700%	1/15/51	100	56
Public Service Co. of Colorado	5.250%	4/1/53	200	174
Public Service Co. of New Hampshire	3.600%	7/1/49	75	53
Public Service Co. of New Hampshire	5.150%	1/15/53	54	49
Public Service Co. of Oklahoma	5.250%	1/15/33	85	81
Public Service Electric and Gas Co.	3.000%	5/15/25	80	77
Public Service Electric and Gas Co.	2.250%	9/15/26	250	229
Public Service Electric and Gas Co.	3.000%	5/15/27	75	70
Public Service Electric and Gas Co.	3.200%	5/15/29	70	62
Public Service Electric and Gas Co.	2.450%	1/15/30	50	42
Public Service Electric and Gas Co.	3.800%	3/1/46	250	185
Public Service Electric and Gas Co.	3.850%	5/1/49	200	148
Public Service Electric and Gas Co.	3.150%	1/1/50	200	130
Public Service Electric and Gas Co.	2.050%	8/1/50	500	257
Public Service Enterprise Group Inc.	1.600%	8/15/30	500	383
Puget Energy Inc.	3.650%	5/15/25	400	384
Puget Energy Inc.	4.100%	6/15/30	100	87
Puget Sound Energy Inc.	6.274%	3/15/37	125	124
Puget Sound Energy Inc.	5.757%	10/1/39	125	118
Puget Sound Energy Inc.	4.300%	5/20/45	100	76
Puget Sound Energy Inc.	4.223%	6/15/48	125	94
Puget Sound Energy Inc.	3.250%	9/15/49	90	57
San Diego Gas & Electric Co.	2.500%	5/15/26	250	231
San Diego Gas & Electric Co.	1.700%	10/1/30	500	386
San Diego Gas & Electric Co.	3.000%	3/15/32	100	82
San Diego Gas & Electric Co.	4.500%	8/15/40	100	84
San Diego Gas & Electric Co.	3.750%	6/1/47	75	53
San Diego Gas & Electric Co.	4.150%	5/15/48	75	57
San Diego Gas & Electric Co.	3.320%	4/15/50	100	64
San Diego Gas & Electric Co.	3.700%	3/15/52	100	69
San Diego Gas & Electric Co.	5.350%	4/1/53	200	181
SCE Recovery Funding LLC	4.697%	6/15/42	75	70
SCE Recovery Funding LLC	2.943%	11/15/44	50	37
SCE Recovery Funding LLC	3.240%	11/15/48	50	33
SCE Recovery Funding LLC	5.112%	12/14/49	50	45
Sempra	3.300%	4/1/25	200	192
Sempra	3.250%	6/15/27	150	137
Sempra	3.400%	2/1/28	200	182
Sempra	3.800%	2/1/38	200	155
Sempra	6.000%	10/15/39	150	143
Sempra	4.000%	2/1/48	175	126
Sempra	4.125%	4/1/52	200	162
Sierra Pacific Power Co.	2.600%	5/1/26	100	93
Southern California Edison Co.	3.700%	8/1/25	150	144
Southern California Edison Co.	3.650%	3/1/28	100	92
Southern California Edison Co.	5.300%	3/1/28	200	198
Southern California Edison Co.	4.200%	3/1/29	75	70
Southern California Edison Co.	6.650%	4/1/29	75	77
Southern California Edison Co.	2.850%	8/1/29	275	236
Southern California Edison Co.	2.250%	6/1/30	300	240
Southern California Edison Co.	2.500%	6/1/31	200	159
Southern California Edison Co.	2.750%	2/1/32	130	104

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern California Edison Co.	5.750%	4/1/35	75	73
Southern California Edison Co.	5.350%	7/15/35	200	190
Southern California Edison Co.	5.625%	2/1/36	125	117
Southern California Edison Co.	5.500%	3/15/40	100	91
Southern California Edison Co.	4.500%	9/1/40	275	224
Southern California Edison Co.	4.050%	3/15/42	208	155
Southern California Edison Co.	3.900%	3/15/43	100	73
Southern California Edison Co.	4.000%	4/1/47	335	243
Southern California Edison Co.	4.125%	3/1/48	350	258
Southern California Edison Co.	4.875%	3/1/49	100	82
Southern California Edison Co.	3.650%	6/1/51	200	133
Southern California Edison Co.	3.450%	2/1/52	200	127
Southern California Gas Co.	2.600%	6/15/26	405	375
Southern California Gas Co.	2.950%	4/15/27	200	183
Southern California Gas Co.	2.550%	2/1/30	150	124
Southern California Gas Co.	3.750%	9/15/42	75	54
Southern California Gas Co.	4.125%	6/1/48	75	55
Southern California Gas Co.	3.950%	2/15/50	70	50
Southern California Gas Co.	5.750%	6/1/53	100	93
Southern Co.	3.250%	7/1/26	350	328
Southern Co.	5.113%	8/1/27	200	196
Southern Co.	1.750%	3/15/28	300	254
Southern Co.	4.850%	6/15/28	200	193
Southern Co.	5.500%	3/15/29	100	99
Southern Co.	5.700%	10/15/32	90	88
Southern Co.	5.200%	6/15/33	200	189
Southern Co.	4.250%	7/1/36	200	167
Southern Co.	4.400%	7/1/46	360	279
Southern Co.	4.000%	1/15/51	300	278
Southern Co.	3.750%	9/15/51	200	175
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	71
Southern Co. Gas Capital Corp.	1.750%	1/15/31	89	67
Southern Co. Gas Capital Corp.	5.150%	9/15/32	90	85
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	70
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	38
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	70
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	75
Southern Power Co.	4.150%	12/1/25	100	97
Southern Power Co.	5.150%	9/15/41	100	86
Southern Power Co.	5.250%	7/15/43	50	42
Southern Power Co.	4.950%	12/15/46	75	60
Southwest Gas Corp.	3.700%	4/1/28	50	46
Southwest Gas Corp.	4.050%	3/15/32	200	173
Southwest Gas Corp.	3.800%	9/29/46	75	51
Southwest Gas Corp.	4.150%	6/1/49	25	17
Southwestern Electric Power Co.	2.750%	10/1/26	445	408
Southwestern Electric Power Co.	4.100%	9/15/28	100	93
Southwestern Electric Power Co.	6.200%	3/15/40	75	72
Southwestern Electric Power Co.	3.900%	4/1/45	100	69
Southwestern Electric Power Co.	3.850%	2/1/48	325	222
Southwestern Electric Power Co.	3.250%	11/1/51	200	120
Southwestern Public Service Co.	4.500%	8/15/41	100	80
Southwestern Public Service Co.	3.400%	8/15/46	275	177
Southwestern Public Service Co.	3.700%	8/15/47	75	51
Southwestern Public Service Co.	4.400%	11/15/48	275	209
Southwestern Public Service Co.	3.750%	6/15/49	75	51
Southwestern Public Service Co.	3.150%	5/1/50	100	61
Tampa Electric Co.	4.100%	6/15/42	50	38

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tampa Electric Co.	4.350%	5/15/44	50	38
Tampa Electric Co.	4.300%	6/15/48	75	57
Tampa Electric Co.	4.450%	6/15/49	125	97
Tampa Electric Co.	3.625%	6/15/50	50	34
Tampa Electric Co.	5.000%	7/15/52	100	84
Toledo Edison Co.	6.150%	5/15/37	75	75
Tucson Electric Power Co.	3.050%	3/15/25	50	48
Tucson Electric Power Co.	5.500%	4/15/53	66	60
Union Electric Co.	2.950%	6/15/27	72	66
Union Electric Co.	2.950%	3/15/30	350	299
Union Electric Co.	2.150%	3/15/32	200	153
Union Electric Co.	8.450%	3/15/39	150	182
Union Electric Co.	3.650%	4/15/45	125	88
Union Electric Co.	4.000%	4/1/48	275	202
Union Electric Co.	3.250%	10/1/49	225	142
Union Electric Co.	3.900%	4/1/52	100	73
Virginia Electric and Power Co.	2.950%	11/15/26	276	256
Virginia Electric and Power Co.	3.500%	3/15/27	250	234
Virginia Electric and Power Co.	3.800%	4/1/28	150	140
Virginia Electric and Power Co.	2.875%	7/15/29	275	239
Virginia Electric and Power Co.	2.300%	11/15/31	200	156
Virginia Electric and Power Co.	2.400%	3/30/32	200	156
Virginia Electric and Power Co.	5.000%	4/1/33	200	187
Virginia Electric and Power Co.	6.000%	1/15/36	125	125
Virginia Electric and Power Co.	6.000%	5/15/37	150	149
Virginia Electric and Power Co.	6.350%	11/30/37	50	50
Virginia Electric and Power Co.	4.000%	1/15/43	90	69
Virginia Electric and Power Co.	4.450%	2/15/44	475	377
Virginia Electric and Power Co.	4.200%	5/15/45	75	57
Virginia Electric and Power Co.	4.000%	11/15/46	100	73
Virginia Electric and Power Co.	3.800%	9/15/47	100	71
Virginia Electric and Power Co.	4.600%	12/1/48	175	141
Virginia Electric and Power Co.	3.300%	12/1/49	98	63
Virginia Electric and Power Co.	2.450%	12/15/50	160	85
Virginia Electric and Power Co.	2.950%	11/15/51	200	119
Virginia Electric and Power Co.	4.625%	5/15/52	250	202
Virginia Electric and Power Co.	5.450%	4/1/53	200	182
Washington Gas Light Co.	3.796%	9/15/46	100	69
Washington Gas Light Co.	3.650%	9/15/49	30	20
WEC Energy Group Inc.	3.550%	6/15/25	48	46
WEC Energy Group Inc.	1.375%	10/15/27	500	425
WEC Energy Group Inc.	4.750%	1/15/28	250	242
WEC Energy Group Inc.	2.200%	12/15/28	200	170
Wisconsin Electric Power Co.	2.050%	12/15/24	100	96
Wisconsin Electric Power Co.	4.750%	9/30/32	90	85
Wisconsin Electric Power Co.	4.300%	10/15/48	100	78
Wisconsin Power and Light Co.	6.375%	8/15/37	100	101
Wisconsin Power and Light Co.	3.650%	4/1/50	50	34
Wisconsin Public Service Corp.	3.300%	9/1/49	125	81
Xcel Energy Inc.	3.300%	6/1/25	325	311
Xcel Energy Inc.	3.350%	12/1/26	75	70
Xcel Energy Inc.	1.750%	3/15/27	200	176
Xcel Energy Inc.	4.000%	6/15/28	75	70
Xcel Energy Inc.	2.600%	12/1/29	200	168
Xcel Energy Inc.	3.400%	6/1/30	250	216
Xcel Energy Inc.	4.600%	6/1/32	200	181

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Xcel Energy Inc.	3.500%	12/1/49	100	65
				93,849
Total Corporate Bonds (Cost $1,256,278)				1,071,013
Sovereign Bonds (3.5%)
African Development Bank	0.875%	3/23/26	600	542
African Development Bank	0.875%	7/22/26	400	357
African Development Bank	4.375%	11/3/27	500	493
African Development Bank	4.375%	3/14/28	375	369
Asian Development Bank	0.625%	10/8/24	700	666
Asian Development Bank	1.500%	10/18/24	500	480
Asian Development Bank	2.000%	1/22/25	300	287
Asian Development Bank	0.625%	4/29/25	700	651
Asian Development Bank	2.875%	5/6/25	405	390
Asian Development Bank	4.625%	6/13/25	250	247
Asian Development Bank	0.375%	9/3/25	1,000	913
Asian Development Bank	4.250%	1/9/26	800	786
Asian Development Bank	0.500%	2/4/26	850	765
Asian Development Bank	2.000%	4/24/26	100	93
Asian Development Bank	2.625%	1/12/27	200	187
Asian Development Bank	1.500%	1/20/27	1,125	1,011
Asian Development Bank	2.375%	8/10/27	275	252
Asian Development Bank	6.220%	8/15/27	100	104
Asian Development Bank	3.125%	8/20/27	725	684
Asian Development Bank	2.500%	11/2/27	673	618
Asian Development Bank	3.750%	4/25/28	525	503
Asian Development Bank	1.250%	6/9/28	210	179
Asian Development Bank	5.820%	6/16/28	148	154
Asian Development Bank	4.500%	8/25/28	625	618
Asian Development Bank	3.125%	9/26/28	130	121
Asian Development Bank	1.750%	9/19/29	200	170
Asian Development Bank	1.875%	1/24/30	200	169
Asian Development Bank	0.750%	10/8/30	500	382
Asian Development Bank	1.500%	3/4/31	500	400
Asian Development Bank	3.125%	4/27/32	400	355
Asian Development Bank	3.875%	9/28/32	225	211
Asian Development Bank	4.000%	1/12/33	380	359
Asian Development Bank	3.875%	6/14/33	425	396
Asian Infrastructure Investment Bank	0.500%	5/28/25	400	369
Asian Infrastructure Investment Bank	3.375%	6/29/25	200	193
Asian Infrastructure Investment Bank	0.500%	1/27/26	600	539
Asian Infrastructure Investment Bank	4.875%	9/14/26	300	299
Asian Infrastructure Investment Bank	4.000%	1/18/28	450	434
Canada	1.625%	1/22/25	550	524
Canada	2.875%	4/28/25	520	501
Canada	0.750%	5/19/26	800	718
Canada	3.750%	4/26/28	525	504
Corp. Andina de Fomento	1.250%	10/26/24	300	285
Corp. Andina de Fomento	5.250%	11/21/25	620	613
Corp. Andina de Fomento	4.750%	4/1/26	130	127
Corp. Andina de Fomento	2.250%	2/8/27	210	188
Council of Europe Development Bank	1.375%	2/27/25	200	189
Council of Europe Development Bank	3.000%	6/16/25	120	115
Council of Europe Development Bank	3.750%	5/25/26	250	242
Council of Europe Development Bank	0.875%	9/22/26	200	178
Council of Europe Development Bank	3.625%	1/26/28	280	267
European Bank for Reconstruction & Development	1.500%	2/13/25	100	95

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Bank for Reconstruction & Development	0.500%	5/19/25	100	92
	European Bank for Reconstruction & Development	0.500%	11/25/25	500	454
	European Bank for Reconstruction & Development	0.500%	1/28/26	500	451
	European Bank for Reconstruction & Development	4.375%	3/9/28	400	394
	European Investment Bank	2.500%	10/15/24	276	268
	European Investment Bank	1.625%	3/14/25	100	95
	European Investment Bank	0.625%	7/25/25	1,600	1,475
	European Investment Bank	2.750%	8/15/25	800	766
	European Investment Bank	0.375%	12/15/25	2,000	1,808
	European Investment Bank	0.375%	3/26/26	1,000	894
	European Investment Bank	0.750%	10/26/26	450	398
	European Investment Bank	1.375%	3/15/27	600	535
	European Investment Bank	2.375%	5/24/27	225	207
	European Investment Bank	0.625%	10/21/27	500	426
	European Investment Bank	3.250%	11/15/27	500	473
	European Investment Bank	3.875%	3/15/28	1,100	1,062
	European Investment Bank	4.500%	10/16/28	600	595
	European Investment Bank	1.625%	10/9/29	125	106
	European Investment Bank	0.875%	5/17/30	200	157
	European Investment Bank	3.625%	7/15/30	800	748
	European Investment Bank	0.750%	9/23/30	500	384
	European Investment Bank	3.750%	2/14/33	425	395
	European Investment Bank	4.875%	2/15/36	325	326
[6]	Export Development Canada	3.375%	8/26/25	550	532
[6]	Export Development Canada	4.375%	6/29/26	550	542
	Export Development Canada	3.000%	5/25/27	450	423
[6]	Export Development Canada	3.875%	2/14/28	400	386
	Export-Import Bank of Korea	2.625%	5/26/26	200	186
	Export-Import Bank of Korea	1.625%	1/18/27	200	178
	Export-Import Bank of Korea	4.250%	9/15/27	200	192
	Export-Import Bank of Korea	1.250%	9/21/30	500	381
	Export-Import Bank of Korea	2.125%	1/18/32	200	156
	Export-Import Bank of Korea	5.125%	1/11/33	200	195
	Export-Import Bank of Korea	5.125%	9/18/33	200	195
	Export-Import Bank of Korea	2.500%	6/29/41	350	233
	Inter-American Development Bank	2.125%	1/15/25	1,100	1,055
	Inter-American Development Bank	1.750%	3/14/25	200	190
	Inter-American Development Bank	0.875%	4/3/25	500	468
	Inter-American Development Bank	7.000%	6/15/25	134	137
	Inter-American Development Bank	0.625%	7/15/25	1,300	1,199
	Inter-American Development Bank	0.875%	4/20/26	500	451
	Inter-American Development Bank	4.500%	5/15/26	475	469
	Inter-American Development Bank	2.000%	6/2/26	750	694
	Inter-American Development Bank	2.000%	7/23/26	100	92
	Inter-American Development Bank	2.375%	7/7/27	450	414
	Inter-American Development Bank	0.625%	9/16/27	800	683
	Inter-American Development Bank	4.000%	1/12/28	920	892
	Inter-American Development Bank	1.125%	7/20/28	300	254
	Inter-American Development Bank	3.125%	9/18/28	875	812
	Inter-American Development Bank	1.125%	1/13/31	350	273
	Inter-American Development Bank	3.500%	4/12/33	400	362
	Inter-American Development Bank	4.500%	9/13/33	500	489
	Inter-American Development Bank	3.875%	10/28/41	200	169
	Inter-American Development Bank	3.200%	8/7/42	100	76

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inter-American Investment Corp,	4.750%	9/19/28	100	99
	Inter-American Investment Corp.	4.125%	2/15/28	250	242
	International Bank for Reconstruction & Development	2.500%	11/25/24	750	725
	International Bank for Reconstruction & Development	1.625%	1/15/25	200	191
	International Bank for Reconstruction & Development	0.625%	4/22/25	1,500	1,395
	International Bank for Reconstruction & Development	0.375%	7/28/25	1,500	1,375
	International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,097
	International Bank for Reconstruction & Development	0.500%	10/28/25	2,000	1,821
	International Bank for Reconstruction & Development	3.125%	11/20/25	470	451
	International Bank for Reconstruction & Development	0.875%	7/15/26	525	470
	International Bank for Reconstruction & Development	2.500%	11/22/27	350	321
	International Bank for Reconstruction & Development	0.750%	11/24/27	900	767
	International Bank for Reconstruction & Development	3.500%	7/12/28	875	829
	International Bank for Reconstruction & Development	4.625%	8/1/28	775	771
	International Bank for Reconstruction & Development	1.125%	9/13/28	1,500	1,264
	International Bank for Reconstruction & Development	3.625%	9/21/29	775	733
	International Bank for Reconstruction & Development	1.750%	10/23/29	200	169
	International Bank for Reconstruction & Development	3.875%	2/14/30	650	618
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	312
	International Bank for Reconstruction & Development	4.000%	7/25/30	625	597
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	613
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	511
	International Bank for Reconstruction & Development	1.625%	11/3/31	1,500	1,199
	International Bank for Reconstruction & Development	2.500%	3/29/32	200	170
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	245
	International Finance Corp.	1.375%	10/16/24	200	192
	International Finance Corp.	0.375%	7/16/25	400	367
	International Finance Corp.	2.125%	4/7/26	600	560
	International Finance Corp.	4.500%	7/13/28	175	173
[7]	Israel Government Aid Bond	5.500%	9/18/33	100	104
[8]	Japan Bank for International Cooperation	1.750%	10/17/24	200	192
[8]	Japan Bank for International Cooperation	2.125%	2/10/25	330	315
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	400	367
[8]	Japan Bank for International Cooperation	2.750%	1/21/26	442	417
[8]	Japan Bank for International Cooperation	4.250%	1/26/26	470	459
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	200	186
[8]	Japan Bank for International Cooperation	4.250%	4/27/26	250	244
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	200	183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	200	185
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	800	732
[8]	Japan Bank for International Cooperation	4.625%	7/19/28	125	123
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	300	277
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	350	325
[8]	Japan Bank for International Cooperation	2.125%	2/16/29	420	361
[8]	Japan Bank for International Cooperation	1.250%	1/21/31	500	383
[8]	Japan International Cooperation Agency	2.750%	4/27/27	300	276
[8]	Japan International Cooperation Agency	3.250%	5/25/27	200	187
[8]	Japan International Cooperation Agency	4.000%	5/23/28	150	143
[8]	Japan International Cooperation Agency	1.750%	4/28/31	200	157
[9]	KFW	1.250%	1/31/25	1,725	1,633
[9]	KFW	2.000%	5/2/25	150	142
[9]	KFW	0.375%	7/18/25	1,500	1,377
[9]	KFW	0.625%	1/22/26	1,000	904
[9]	KFW	3.625%	4/1/26	575	557
[9]	KFW	4.625%	8/7/26	700	694
[9]	KFW	1.000%	10/1/26	1,000	893
[9]	KFW	3.000%	5/20/27	560	527
[9]	KFW	3.750%	2/15/28	800	768
[9]	KFW	2.875%	4/3/28	500	462
[9]	KFW	3.875%	6/15/28	750	723
[9]	KFW	1.750%	9/14/29	175	149
[9]	KFW	4.125%	7/15/33	700	666
[9]	KFW	0.000%	4/18/36	400	218
[9]	KFW	0.000%	6/29/37	200	103
[7]	Kingdom of Jordan AID	3.000%	6/30/25	200	191
	Korea Development Bank	2.125%	10/1/24	200	193
	Korea Development Bank	0.750%	1/25/25	200	188
	Korea Development Bank	1.375%	4/25/27	200	175
	Korea Development Bank	4.375%	2/15/28	450	433
	Korea Development Bank	1.625%	1/19/31	400	309
	Korea Development Bank	4.375%	2/15/33	450	415
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	813
[9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	400	370
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	452
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	252
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	229
[9]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	275	265
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	385
	Nordic Investment Bank	0.375%	9/11/25	600	548
	Nordic Investment Bank	5.000%	10/15/25	200	200
	Nordic Investment Bank	0.500%	1/21/26	200	180
	Nordic Investment Bank	4.375%	3/14/28	450	443
[10]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	100	95
[10]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	500	456
[10]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	140	137
[10]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	500	450
[10]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	400	384
[10]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	250	244
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	150	148
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	468	447
	Oriental Republic of Uruguay	5.750%	10/28/34	213	218
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	195	224
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	200	163
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	695	617
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	370	321
	Province of Alberta	1.875%	11/13/24	450	432

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Province of Alberta	1.000%	5/20/25	485	452
Province of Alberta	3.300%	3/15/28	250	234
Province of Alberta	1.300%	7/22/30	500	394
Province of British Columbia	2.250%	6/2/26	300	279
Province of British Columbia	0.900%	7/20/26	300	268
Province of British Columbia	4.200%	7/6/33	250	234
Province of Manitoba	2.125%	6/22/26	90	83
Province of Manitoba	1.500%	10/25/28	350	297
Province of Manitoba	4.300%	7/27/33	250	235
Province of New Brunswick	3.625%	2/24/28	105	99
Province of Ontario	2.500%	4/27/26	250	234
Province of Ontario	2.300%	6/15/26	900	837
Province of Ontario	3.100%	5/19/27	600	564
Province of Ontario	2.000%	10/2/29	585	500
Province of Ontario	1.125%	10/7/30	500	387
Province of Ontario	1.600%	2/25/31	600	478
Province of Ontario	1.800%	10/14/31	200	159
Province of Quebec	1.500%	2/11/25	441	418
Province of Quebec	0.600%	7/23/25	500	460
Province of Quebec	2.500%	4/20/26	200	188
Province of Quebec	2.750%	4/12/27	850	789
Province of Quebec	3.625%	4/13/28	250	237
Province of Quebec	7.500%	9/15/29	475	537
Province of Quebec	1.350%	5/28/30	400	320
Province of Quebec	1.900%	4/21/31	1,200	974
Province of Quebec	4.500%	9/8/33	275	264
Republic of Chile	3.125%	1/21/26	485	461
Republic of Chile	2.750%	1/31/27	250	229
Republic of Chile	3.240%	2/6/28	460	422
Republic of Chile	2.450%	1/31/31	200	164
Republic of Chile	2.550%	1/27/32	200	162
Republic of Chile	2.550%	7/27/33	400	308
Republic of Chile	3.500%	1/31/34	600	495
Republic of Chile	4.950%	1/5/36	200	183
Republic of Chile	3.100%	5/7/41	300	204
Republic of Chile	4.340%	3/7/42	400	324
Republic of Chile	3.500%	1/25/50	275	183
Republic of Chile	4.000%	1/31/52	200	146
Republic of Chile	5.330%	1/5/54	200	178
Republic of Chile	3.100%	1/22/61	500	284
Republic of Chile	3.250%	9/21/71	200	114
Republic of Hungary	7.625%	3/29/41	240	251
Republic of Indonesia	4.100%	4/24/28	200	189
Republic of Indonesia	4.750%	2/11/29	425	409
Republic of Indonesia	3.400%	9/18/29	200	178
Republic of Indonesia	2.850%	2/14/30	200	171
Republic of Indonesia	3.850%	10/15/30	200	179
Republic of Indonesia	4.350%	1/11/48	725	576
Republic of Indonesia	3.700%	10/30/49	200	140
Republic of Indonesia	4.200%	10/15/50	430	329
Republic of Indonesia	3.050%	3/12/51	400	259
Republic of Indonesia	4.300%	3/31/52	200	155
Republic of Indonesia	5.450%	9/20/52	200	184
Republic of Indonesia	5.650%	1/11/53	200	191
Republic of Indonesia	3.200%	9/23/61	200	119
Republic of Indonesia	4.450%	4/15/70	200	152
Republic of Italy	2.375%	10/17/24	475	457
Republic of Italy	1.250%	2/17/26	500	450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Italy	2.875%	10/17/29	400	343
	Republic of Italy	5.375%	6/15/33	475	451
	Republic of Italy	4.000%	10/17/49	500	342
	Republic of Italy	3.875%	5/6/51	400	261
	Republic of Korea	5.625%	11/3/25	100	100
	Republic of Korea	2.750%	1/19/27	1,000	931
	Republic of Korea	2.500%	6/19/29	200	176
	Republic of Korea	1.750%	10/15/31	200	159
	Republic of Korea	3.875%	9/20/48	125	99
	Republic of Panama	3.750%	3/16/25	207	200
	Republic of Panama	7.125%	1/29/26	168	171
	Republic of Panama	8.875%	9/30/27	238	261
	Republic of Panama	3.875%	3/17/28	460	423
	Republic of Panama	9.375%	4/1/29	200	229
	Republic of Panama	3.160%	1/23/30	200	168
	Republic of Panama	2.252%	9/29/32	500	362
	Republic of Panama	6.400%	2/14/35	400	387
[2]	Republic of Panama	6.700%	1/26/36	292	289
	Republic of Panama	6.875%	1/31/36	200	200
[2]	Republic of Panama	4.500%	4/16/50	560	383
[2]	Republic of Panama	4.300%	4/29/53	400	261
	Republic of Panama	4.500%	4/1/56	500	330
[2]	Republic of Panama	3.870%	7/23/60	750	433
	Republic of Panama	4.500%	1/19/63	200	130
	Republic of Peru	7.350%	7/21/25	225	231
	Republic of Peru	2.392%	1/23/26	200	186
	Republic of Peru	2.844%	6/20/30	500	422
	Republic of Peru	2.783%	1/23/31	900	738
	Republic of Peru	1.862%	12/1/32	350	253
	Republic of Peru	8.750%	11/21/33	505	601
	Republic of Peru	3.000%	1/15/34	250	192
[2]	Republic of Peru	6.550%	3/14/37	325	336
	Republic of Peru	3.300%	3/11/41	200	138
	Republic of Peru	5.625%	11/18/50	200	185
	Republic of Peru	3.600%	1/15/72	175	104
	Republic of Peru	3.230%	7/28/21	525	274
	Republic of Philippines	9.500%	10/21/24	350	364
	Republic of Philippines	10.625%	3/16/25	100	107
	Republic of Philippines	5.500%	3/30/26	225	226
	Republic of Philippines	5.170%	10/13/27	300	298
	Republic of Philippines	3.000%	2/1/28	400	363
	Republic of Philippines	3.750%	1/14/29	400	370
	Republic of Philippines	9.500%	2/2/30	300	362
	Republic of Philippines	2.457%	5/5/30	200	165
	Republic of Philippines	7.750%	1/14/31	400	452
	Republic of Philippines	1.648%	6/10/31	200	152
	Republic of Philippines	1.950%	1/6/32	200	153
	Republic of Philippines	6.375%	1/15/32	200	211
	Republic of Philippines	5.609%	4/13/33	300	300
	Republic of Philippines	5.000%	7/17/33	200	192
	Republic of Philippines	6.375%	10/23/34	550	580
	Republic of Philippines	3.950%	1/20/40	400	317
	Republic of Philippines	3.700%	3/1/41	400	301
	Republic of Philippines	3.700%	2/2/42	350	261
	Republic of Philippines	2.950%	5/5/45	200	128
	Republic of Philippines	2.650%	12/10/45	200	120
	Republic of Philippines	3.200%	7/6/46	500	329
	Republic of Philippines	5.950%	10/13/47	200	198

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Republic of Poland	3.250%	4/6/26	500	475
Republic of Poland	5.500%	11/16/27	225	225
Republic of Poland	5.750%	11/16/32	200	200
Republic of Poland	4.875%	10/4/33	400	371
Republic of Poland	5.500%	4/4/53	440	398
State of Israel	2.875%	3/16/26	200	188
State of Israel	3.250%	1/17/28	300	276
State of Israel	2.500%	1/15/30	200	169
State of Israel	2.750%	7/3/30	600	510
State of Israel	4.500%	1/17/33	450	419
State of Israel	4.500%	1/30/43	200	168
State of Israel	4.125%	1/17/48	250	191
State of Israel	3.375%	1/15/50	200	132
State of Israel	3.875%	7/3/50	400	290
State of Israel	4.500%	4/3/20	200	144
Svensk Exportkredit AB	0.625%	10/7/24	200	190
Svensk Exportkredit AB	0.625%	5/14/25	500	463
Svensk Exportkredit AB	4.000%	7/15/25	225	220
Svensk Exportkredit AB	0.500%	8/26/25	800	731
Svensk Exportkredit AB	4.625%	11/28/25	247	244
Svensk Exportkredit AB	4.375%	2/13/26	250	245
Svensk Exportkredit AB	4.875%	9/14/26	200	199
Svensk Exportkredit AB	2.250%	3/22/27	200	183
Svensk Exportkredit AB	4.125%	6/14/28	250	242
Svensk Exportkredit AB	4.875%	10/4/30	200	198
United Mexican States	3.900%	4/27/25	400	390
United Mexican States	4.125%	1/21/26	445	433
United Mexican States	4.150%	3/28/27	800	770
United Mexican States	3.750%	1/11/28	675	625
United Mexican States	4.500%	4/22/29	650	606
United Mexican States	3.250%	4/16/30	385	328
United Mexican States	2.659%	5/24/31	600	474
United Mexican States	8.300%	8/15/31	220	250
United Mexican States	4.750%	4/27/32	300	270
United Mexican States	7.500%	4/8/33	100	108
United Mexican States	6.350%	2/9/35	300	294
United Mexican States	6.050%	1/11/40	883	817
United Mexican States	4.280%	8/14/41	665	492
United Mexican States	4.750%	3/8/44	765	587
United Mexican States	5.550%	1/21/45	200	172
United Mexican States	4.600%	1/23/46	600	443
United Mexican States	4.350%	1/15/47	360	254
United Mexican States	4.600%	2/10/48	255	186
United Mexican States	4.500%	1/31/50	200	144
United Mexican States	5.000%	4/27/51	600	461
United Mexican States	4.400%	2/12/52	300	208
United Mexican States	6.338%	5/4/53	600	547
United Mexican States	3.771%	5/24/61	800	469
United Mexican States	5.750%	10/12/10	342	272
Total Sovereign Bonds (Cost $158,682)				141,201
Taxable Municipal Bonds (0.6%)
Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	30	29
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	219

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Municipal Power Inc. Electric Power & Light Revenue (MELDAHL Hydroelectric Project)	7.499%	2/15/50	50	58
American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.939%	2/15/47	150	148
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	100	109
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	267
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	116
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	100	115
Bay Area Toll Authority Highway Revenue	3.126%	4/1/55	100	64
California Earthquake Authority Miscellaneous Revenue	5.603%	7/1/27	60	60
California GO	3.375%	4/1/25	100	97
California GO	2.650%	4/1/26	75	71
California GO	1.700%	2/1/28	100	87
California GO	3.500%	4/1/28	150	141
California GO	2.500%	10/1/29	70	60
California GO	6.000%	3/1/33	100	104
California GO	4.500%	4/1/33	190	177
California GO	7.500%	4/1/34	350	404
California GO	5.125%	3/1/38	100	94
California GO	4.600%	4/1/38	300	269
California GO	7.550%	4/1/39	630	741
California GO	7.300%	10/1/39	75	85
California GO	7.350%	11/1/39	375	427
California GO	7.625%	3/1/40	205	240
California GO	7.600%	11/1/40	200	236
California GO	5.200%	3/1/43	100	91
California State University College & University Revenue	3.899%	11/1/47	50	39
California State University College & University Revenue	2.975%	11/1/51	140	89
California State University College & University Revenue	5.183%	11/1/53	100	91
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/39	50	49
Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	133
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	64
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	34
Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	120	129
Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	112
Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	84
Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	84
Commonwealth of Massachusetts GO	5.456%	12/1/39	150	149
Commonwealth of Massachusetts GO	2.514%	7/1/41	50	34
Commonwealth of Massachusetts GO	2.813%	9/1/43	225	153
Commonwealth of Massachusetts GO	2.900%	9/1/49	100	65
Commonwealth of Massachusetts Miscellaneous Taxes Revenue	4.110%	7/15/31	189	181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	50
	Connecticut GO	5.090%	10/1/30	175	172
	Connecticut GO	5.850%	3/15/32	200	204
	Cook County IL GO	6.229%	11/15/34	50	51
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	103
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	46
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	80
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	200	156
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	53
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	100	84
[11]	Dallas Independent School District GO	6.450%	2/15/35	100	101
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	50
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	128
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	87
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	107
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	236	251
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	143	152
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	71	69
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	73
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	160	145
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/50	200	136
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	395	262
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	100	74
	Houston TX GO	6.290%	3/1/32	100	103
	Illinois GO	5.100%	6/1/33	1,505	1,429
	Illinois GO	6.630%	2/1/35	92	93
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	52
	Indiana Finance Authority Appropriations Revenue	3.051%	1/1/51	75	52
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	150	145
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	94
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	56
	Los Angeles CA Unified School District GO	5.755%	7/1/29	200	201
	Los Angeles CA Unified School District GO	5.750%	7/1/34	125	126

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	6.758%	7/1/34	200	216
Los Angeles Community College District GO	1.606%	8/1/28	100	87
Los Angeles Community College District GO	1.806%	8/1/30	150	122
Los Angeles Community College District GO	2.106%	8/1/32	100	78
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	75
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	58
Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/45	100	111
Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/50	100	113
Louisiana Gasoline & Fuels Sales Tax Revenue	2.952%	5/1/41	50	36
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	3.615%	2/1/29	119	115
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.081%	6/1/31	100	98
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.145%	2/1/33	100	94
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.048%	12/1/34	100	97
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	4.475%	8/1/39	150	134
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.198%	12/1/39	200	191
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	150	96
Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	50	50
Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	101
Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	38
Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	69
Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	100	72
Metropolitan Government of Nashville & Davidson County TN Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	54
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	400	462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	50	48
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	175	150
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	99
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	101
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	105
	Miami-Dade County FL Water & Sewer System Water Revenue	3.490%	10/1/42	75	58
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	61
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	150
	Michigan State University College & University Revenue	4.496%	8/15/48	50	45
	Michigan State University College & University Revenue	4.165%	8/15/22	100	71
	Mississippi GO	5.245%	11/1/34	50	50
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	68
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	71
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	238
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	200	212
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.131%	6/15/42	75	59
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	116
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	453
	New York City Municipal Water Finance Authority Water Revenue	5.750%	6/15/41	50	50
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/42	50	51
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/42	50	51
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/43	100	97
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/44	175	176
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.767%	8/1/36	140	141
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	75
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	100	98
	New York NY GO	5.517%	10/1/37	50	49
	New York NY GO	6.271%	12/1/37	100	105
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	99
	New York State Dormitory Authority Lease (Appropriation) Revenue	2.202%	3/15/34	45	34

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	69
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	50	38
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	100	90
	New York State Urban Development Corp. Income Tax Revenue	5.770%	3/15/39	150	150
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	50	34
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	169
	Ohio State University College & University Revenue	4.910%	6/1/40	100	92
	Ohio State University College & University Revenue	4.800%	6/1/11	100	83
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	50
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	150	156
	Oregon GO	5.892%	6/1/27	75	76
[13]	Oregon School Boards Association GO	5.528%	6/30/28	43	43
[14]	Oregon State University College & University Revenue	3.424%	3/1/60	150	102
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	50	35
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	64
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	72
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	52
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	36
	Philadelphia PA Water & Wastewater Water Revenue	2.926%	7/1/45	50	33
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	78
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	221
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	91
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	24
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/51	200	136
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	91
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	92
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	275	227
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	88
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	62
	Port of Morrow OR Nuclear Revenue (Bonneville Cooperation Project No. 7)	2.543%	9/1/40	100	69

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	104
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	43
	Rutgers State University of New Jersey College & University Revenue	5.665%	5/1/40	50	49
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	25	18
	Rutgers State University of New Jersey College & University Revenue	3.915%	5/1/19	75	49
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.587%	1/1/43	75	59
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	3.820%	1/1/48	50	38
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	4.787%	1/1/48	100	88
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	136
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	127
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	126
	San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	105
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	114
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	3.375%	8/1/34	100	86
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	102
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.258%	7/1/25	325	302
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	218
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	200
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	49
	Texas GO	5.517%	4/1/39	180	179
	Texas GO	4.681%	4/1/40	50	47
	Texas GO	3.211%	4/1/44	225	168
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	250	245
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	300	286
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	175	132
	Texas Transportation Commission GO	2.562%	4/1/42	100	70
	Texas Transportation Commission GO	2.472%	10/1/44	125	80
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	173
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	100	91
[13]	Tucson AZ COP	2.856%	7/1/47	50	34
	University of California College & University Revenue	0.883%	5/15/25	100	93
	University of California College & University Revenue	3.063%	7/1/25	100	96

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	1.316%	5/15/27	100	88
	University of California College & University Revenue	1.614%	5/15/30	125	101
	University of California College & University Revenue	5.946%	5/15/45	175	178
	University of California College & University Revenue	3.071%	5/15/51	100	62
	University of California College & University Revenue	4.858%	5/15/12	225	185
	University of California College & University Revenue	4.767%	5/15/15	100	81
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	377
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	54
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	82
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	100	84
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	37
	University of Michigan College & University Revenue	2.437%	4/1/40	100	69
	University of Michigan College & University Revenue	2.562%	4/1/50	100	60
	University of Michigan College & University Revenue	4.454%	4/1/22	225	172
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	45
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	100	60
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	94
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	36
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	30
	University of Virginia College & University Revenue	2.256%	9/1/50	335	191
	University of Virginia College & University Revenue	4.179%	9/1/17	50	37
	Utah GO	4.554%	7/1/24	10	10
	Utah GO	3.539%	7/1/25	23	23
	Washington GO	5.140%	8/1/40	150	142
[13]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.846%	11/1/50	50	33
[13]	Wisconsin Appropriations Revenue	5.700%	5/1/26	50	50
	Wisconsin Appropriations Revenue	3.154%	5/1/27	100	94
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	219
Total Taxable Municipal Bonds (Cost $29,908)					25,756

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[15]	Vanguard Market Liquidity Fund (Cost $26,860)	5.391%	268,628	26,860
Total Investments (100.0%) (Cost $4,636,401)				3,996,473
Other Assets and Liabilities—Net (0.0%)				1,184
Net Assets (100%)				3,997,657
Cost is in $000.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2023.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the aggregate value was $7,368,000, representing 0.2% of net assets.
6	Guaranteed by the Government of Canada.
7	U.S. government-guaranteed.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
UMBS—Uniform Mortgage-Backed Securities.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,625,889	—	2,625,889
Asset-Backed/Commercial Mortgage-Backed Securities	—	105,754	—	105,754
Corporate Bonds	—	1,071,013	—	1,071,013
Sovereign Bonds	—	141,201	—	141,201
Taxable Municipal Bonds	—	25,756	—	25,756
Temporary Cash Investments	26,860	—	—	26,860
Total	26,860	3,969,613	—	3,996,473